UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Report to Stockholders.

Calvert US Large-Cap Core Responsible Index Fund
Calvert US Large-Cap Growth Responsible Index Fund
Calvert US Large-Cap Value Responsible Index Fund
Calvert US Mid-Cap Core Responsible Index Fund
Calvert International Responsible Index Fund

Calvert US Large-Cap Core Responsible Index Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
37	Board of Directors’ Contract Approval
40	Officers and Directors
41	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	-1.64%	9.36%	10.39%	15.82%
Class A with 4.75% Maximum Sales Charge	—	—	-6.32	4.14	9.33	15.26
Class C at NAV	06/30/2000	06/30/2000	-2.03	8.52	9.56	14.83
Class C with 1% Maximum Sales Charge	—	—	-2.97	7.52	9.56	14.83
Class I at NAV	06/30/2000	06/30/2000	-1.49	9.70	10.82	16.36
Class R6 at NAV	10/03/2017	06/30/2000	-1.47	9.73	10.81	16.35

Russell 1000® Index	—	—	-1.76%	9.30%	10.63%	16.04%
Calvert US Large-Cap Core Responsible Index	—	—	-1.36	10.01	11.14	16.69

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			0.62%	1.37%	0.37%	0.32%
Net			0.49	1.24	0.24	0.19

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	25.7%	Microsoft Corp.	3.6%
Health Care	15.5%	Apple, Inc.	3.6%
Financials	14.3%	Amazon.com, Inc.	3.0%
Consumer Discretionary	12.0%	Alphabet, Inc., Class A	3.0%
Industrials	11.5%	Visa, Inc., Class A	1.4%
Communication Services	8.4%	JPMorgan Chase & Co.	1.4%
Consumer Staples	7.0%	Bank of America Corp.	1.2%
Materials	2.6%	Procter & Gamble Co. (The)	1.1%
Utilities	2.4%	Pfizer, Inc.	1.1%
Energy	0.3%	Verizon Communications, Inc.	1.1%
Real Estate	0.3%	Total	20.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (Unaudited) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$983.60	$2.57**	0.52%
Class C	$1,000.00	$979.70	$6.32**	1.28%
Class I	$1,000.00	$985.10	$1.04**	0.21%
Class R6	$1,000.00	$985.30	$0.94**	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.34	$2.62**	0.52%
Class C	$1,000.00	$1,018.55	$6.44**	1.28%
Class I	$1,000.00	$1,023.88	$1.06**	0.21%
Class R6	$1,000.00	$1,023.98	$0.96**	0.19%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.3%
Harris Corp.	18,149	2,898,577
HEICO Corp.	8,585	814,459
Hexcel Corp.	12,749	881,721
		4,594,757

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	14,418	1,254,222
Expeditors International of Washington, Inc.	15,840	1,202,256
United Parcel Service, Inc., Class B	63,666	7,114,039
		9,570,517

Airlines - 0.7%
Alaska Air Group, Inc.	13,638	765,365
American Airlines Group, Inc.	51,870	1,647,391
Delta Air Lines, Inc.	62,808	3,244,033
JetBlue Airways Corp. (1)	34,796	569,263
Southwest Airlines Co.	57,652	2,992,715
United Continental Holdings, Inc. (1)	26,216	2,091,512
		11,310,279

Auto Components - 0.4%
Adient plc	6,880	89,165
Aptiv plc	25,435	2,021,828
Autoliv, Inc.	8,426	619,564
BorgWarner, Inc.	23,383	898,141
Gentex Corp.	28,406	587,436
Lear Corp.	7,217	979,419
Veoneer, Inc. (1)	7,954	181,908
Visteon Corp. (1)	2,571	173,157
		5,550,618

Automobiles - 0.5%
Ford Motor Co.	380,182	3,337,998
Harley-Davidson, Inc. (2)	13,937	496,993
Tesla, Inc. (1)	13,653	3,820,929
Thor Industries, Inc.	4,819	300,561
		7,956,481

Banks - 6.1%
Associated Banc-Corp.	11,694	249,667
Bank of America Corp.	672,917	18,565,780
Bank of Hawaii Corp.	4,302	339,299

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bank OZK	9,911	287,221
BankUnited, Inc.	9,834	328,456
BB&T Corp.	69,953	3,254,913
BOK Financial Corp.	2,812	229,319
Cathay General Bancorp	5,554	188,336
Chemical Financial Corp.	5,087	209,381
CIT Group, Inc.	8,792	421,752
Citigroup, Inc.	182,977	11,384,829
Citizens Financial Group, Inc.	38,397	1,247,903
Columbia Banking System, Inc.	4,206	137,494
Comerica, Inc.	15,563	1,141,079
Commerce Bancshares, Inc.	9,763	566,840
Cullen/Frost Bankers, Inc.	4,870	472,731
East West Bancorp, Inc.	14,887	714,129
Fifth Third Bancorp	64,548	1,627,899
First Citizens BancShares, Inc., Class A	451	183,647
First Financial Bankshares, Inc. (2)	6,162	356,040
First Hawaiian, Inc.	6,742	175,629
First Horizon National Corp.	28,561	399,283
First Republic Bank	15,114	1,518,352
FNB Corp.	43,628	462,457
Glacier Bancorp, Inc.	7,847	314,429
Hancock Whitney Corp.	9,530	385,012
Home BancShares, Inc.	11,245	197,575
Huntington Bancshares, Inc.	98,820	1,253,038
IBERIABANK Corp.	6,035	432,770
Investors Bancorp, Inc.	19,723	233,718
JPMorgan Chase & Co.	221,306	22,402,806
KeyCorp	88,060	1,386,945
M&T Bank Corp.	11,024	1,730,989
PacWest Bancorp	12,658	476,067
People’s United Financial, Inc.	31,260	513,914
Pinnacle Financial Partners, Inc. (2)	5,016	274,375
PNC Financial Services Group, Inc. (The)	38,885	4,769,634
Popular, Inc.	8,844	461,038
Prosperity Bancshares, Inc.	5,222	360,631
Regions Financial Corp.	84,468	1,195,222
Signature Bank	6,217	796,211
South State Corp.	4,834	330,356
Sterling Bancorp	16,872	314,325
SunTrust Banks, Inc.	37,852	2,242,731
SVB Financial Group (1)	4,211	936,358
Synovus Financial Corp.	10,727	368,580
TCF Financial Corp.	10,164	210,293
Texas Capital Bancshares, Inc. (1)	3,496	190,847
U.S. Bancorp	141,523	6,819,993
UMB Financial Corp.	4,561	292,086

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Umpqua Holdings Corp.	15,457	255,041
United Bankshares, Inc.	13,413	486,087
Valley National Bancorp	33,233	318,372
Webster Financial Corp.	9,519	482,328
Western Alliance Bancorp (1)	5,863	240,618
Wintrust Financial Corp.	5,082	342,171
Zions BanCorp NA	19,371	879,637
		96,356,633

Beverages - 1.7%
Coca-Cola Co. (The)	284,501	13,331,717
Keurig Dr Pepper, Inc.	18,169	508,187
PepsiCo, Inc.	105,174	12,889,073
		26,728,977

Biotechnology - 4.0%
AbbVie, Inc.	118,692	9,565,388
Agios Pharmaceuticals, Inc. (1)	4,865	328,096
Alexion Pharmaceuticals, Inc. (1)	22,254	3,008,296
Alkermes plc (1)	18,104	660,615
Alnylam Pharmaceuticals, Inc. (1)	10,212	954,311
Amgen, Inc.	52,281	9,932,344
Amicus Therapeutics, Inc. (1)(2)	15,846	215,506
Array BioPharma, Inc. (1)(2)	21,633	527,412
Biogen, Inc. (1)	20,122	4,756,438
BioMarin Pharmaceutical, Inc. (1)	17,092	1,518,282
Bluebird Bio, Inc. (1)	5,692	895,522
Blueprint Medicines Corp. (1)	4,297	343,975
Celgene Corp. (1)	66,544	6,277,761
Exact Sciences Corp. (1)(2)	12,359	1,070,537
Exelixis, Inc. (1)	26,147	622,299
FibroGen, Inc. (1)	7,104	386,102
Gilead Sciences, Inc.	115,363	7,499,749
Immunomedics, Inc. (1)	16,522	317,388
Incyte Corp. (1)	17,962	1,544,912
Ionis Pharmaceuticals, Inc. (1)	12,172	988,001
Ligand Pharmaceuticals, Inc. (1)	1,927	242,243
Neurocrine Biosciences, Inc. (1)	10,736	945,842
Regeneron Pharmaceuticals, Inc. (1)	8,253	3,388,847
Sage Therapeutics, Inc. (1)	4,502	716,043
Sarepta Therapeutics, Inc. (1)	6,397	762,458
Seattle Genetics, Inc. (1)(2)	11,407	835,449
Ultragenyx Pharmaceutical, Inc. (1)	6,228	431,974
United Therapeutics Corp. (1)	3,971	466,076
Vertex Pharmaceuticals, Inc. (1)	26,444	4,864,374
		64,066,240

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Building Products - 0.6%
Allegion plc	15,201	1,378,883
Armstrong World Industries, Inc.	4,063	322,683
Fortune Brands Home & Security, Inc.	9,330	444,201
Johnson Controls International plc	118,704	4,384,926
Masco Corp.	26,236	1,031,337
Owens Corning	20,165	950,175
Trex Co., Inc. (1)	6,435	395,881
USG Corp.	12,877	557,574
		9,465,660

Capital Markets - 3.9%
Affiliated Managers Group, Inc.	5,309	568,647
Ameriprise Financial, Inc.	11,171	1,431,005
Bank of New York Mellon Corp. (The)	83,784	4,225,227
BlackRock, Inc.	10,552	4,509,608
Cboe Global Markets, Inc.	8,951	854,283
Charles Schwab Corp. (The)	109,104	4,665,287
CME Group, Inc.	32,136	5,288,943
E*Trade Financial Corp.	24,031	1,115,759
Evercore, Inc., Class A	4,026	366,366
FactSet Research Systems, Inc. (2)	3,189	791,733
Franklin Resources, Inc.	25,559	847,025
Goldman Sachs Group, Inc. (The)	29,118	5,590,365
Houlihan Lokey, Inc.	3,696	169,462
Interactive Brokers Group, Inc., Class A	5,841	303,031
Intercontinental Exchange, Inc.	50,651	3,856,567
Invesco Ltd.	30,704	592,894
Legg Mason, Inc.	5,350	146,430
LPL Financial Holdings, Inc.	7,905	550,583
MarketAxess Holdings, Inc.	3,803	935,842
Moelis & Co., Class A	2,940	122,333
Moody’s Corp.	14,740	2,669,267
Morgan Stanley	110,344	4,656,517
Morningstar, Inc.	1,011	127,376
MSCI, Inc.	7,441	1,479,568
Nasdaq, Inc.	10,289	900,185
Northern Trust Corp.	20,392	1,843,641
Raymond James Financial, Inc.	13,162	1,058,356
S&P Global, Inc.	22,891	4,819,700
SEI Investments Co.	12,840	670,890
State Street Corp.	35,105	2,310,260
Stifel Financial Corp.	6,656	351,171
T. Rowe Price Group, Inc.	20,179	2,020,322
TD Ameritrade Holding Corp.	26,111	1,305,289
Virtu Financial, Inc., Class A	4,078	96,853
		61,240,785

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemicals - 1.5%
Air Products & Chemicals, Inc.	25,647	4,897,551
Axalta Coating Systems Ltd. (1)	32,840	827,897
Eastman Chemical Co.	23,397	1,775,364
Ecolab, Inc.	22,411	3,956,438
International Flavors & Fragrances, Inc. (2)	16,372	2,108,550
Mosaic Co. (The)	62,970	1,719,711
PPG Industries, Inc.	36,098	4,074,381
Sherwin-Williams Co. (The)	10,789	4,646,930
		24,006,822

Commercial Services & Supplies - 0.8%
Cintas Corp.	7,597	1,535,430
Copart, Inc. (1)	15,021	910,122
Deluxe Corp.	6,146	268,703
KAR Auction Services, Inc.	11,682	599,403
MSA Safety, Inc.	5,497	568,390
Republic Services, Inc.	38,155	3,066,899
UniFirst Corp.	1,093	167,775
Waste Management, Inc.	49,359	5,128,894
		12,245,616

Communications Equipment - 1.5%
Arista Networks, Inc. (1)	3,912	1,230,167
ARRIS International plc (1)	12,354	390,510
Ciena Corp. (1)	15,854	591,988
Cisco Systems, Inc.	311,942	16,841,749
CommScope Holding Co., Inc. (1)	15,668	340,466
EchoStar Corp., Class A (1)	4,037	147,149
F5 Networks, Inc. (1)	4,804	753,892
Juniper Networks, Inc.	26,734	707,649
Lumentum Holdings, Inc. (1)	6,465	365,531
Motorola Solutions, Inc.	12,293	1,726,183
ViaSat, Inc. (1)(2)	5,469	423,847
		23,519,131

Construction & Engineering - 0.1%
EMCOR Group, Inc.	11,381	831,723
Quanta Services, Inc.	23,240	877,078
Valmont Industries, Inc.	4,288	557,869
		2,266,670

Consumer Finance - 1.1%
Ally Financial, Inc.	38,176	1,049,458
American Express Co.	59,695	6,524,663
Capital One Financial Corp.	39,487	3,225,693
Credit Acceptance Corp. (1)	1,434	648,068

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Discover Financial Services	27,497	1,956,687
FirstCash, Inc.	4,396	380,254
Green Dot Corp., Class A (1)	3,711	225,072
OneMain Holdings, Inc.	7,356	233,553
SLM Corp.	36,212	358,861
Synchrony Financial	63,916	2,038,920
		16,641,229

Containers & Packaging - 0.7%
AptarGroup, Inc.	8,582	913,039
Ardagh Group S.A.	8,520	110,760
Avery Dennison Corp.	12,637	1,427,981
Ball Corp.	53,084	3,071,440
Berry Global Group, Inc. (1)	20,247	1,090,706
Crown Holdings, Inc. (1)	21,320	1,163,432
Sealed Air Corp.	25,985	1,196,869
Sonoco Products Co.	14,797	910,460
WestRock Co.	38,533	1,477,741
		11,362,428

Distributors - 0.2%
Genuine Parts Co.	12,174	1,363,853
LKQ Corp. (1)	25,988	737,539
Pool Corp.	3,778	623,257
		2,724,649

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (1)	4,662	592,587
Chegg, Inc. (1)	9,213	351,199
frontdoor, Inc. (1)	4,646	159,915
Graham Holdings Co., Class B	360	245,945
Grand Canyon Education, Inc. (1)	4,376	501,096
H&R Block, Inc.	16,968	406,214
Service Corp. International	13,074	524,921
ServiceMaster Global Holdings, Inc. (1)	15,248	712,082
Weight Watchers International, Inc. (1)	3,662	73,789
		3,567,748

Diversified Financial Services - 0.0% (3)
Voya Financial, Inc.	14,284	713,629

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	532,672	16,704,594
CenturyLink, Inc.	90,097	1,080,263
Verizon Communications, Inc.	292,281	17,282,576
Zayo Group Holdings, Inc. (1)	18,603	528,697
		35,596,130

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electric Utilities - 0.7%
Alliant Energy Corp.	45,384	2,138,948
Avangrid, Inc.	10,097	508,384
Eversource Energy	53,803	3,817,323
Portland General Electric Co.	12,951	671,380
Xcel Energy, Inc.	70,599	3,968,369
		11,104,404

Electrical Equipment - 1.2%
Acuity Brands, Inc.	6,339	760,743
AMETEK, Inc.	34,107	2,829,858
Eaton Corp. plc	54,807	4,415,252
Emerson Electric Co.	73,970	5,064,726
EnerSys	4,356	283,837
Hubbell, Inc.	7,986	942,188
nVent Electric plc	30,783	830,525
Regal-Beloit Corp.	5,613	459,536
Rockwell Automation, Inc.	19,175	3,364,446
		18,951,111

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. (1)	6,901	531,791
Avnet, Inc.	7,362	319,290
CDW Corp.	11,313	1,090,234
Coherent, Inc. (1)(2)	1,685	238,798
Corning, Inc.	59,134	1,957,336
Dolby Laboratories, Inc., Class A	4,229	266,300
FLIR Systems, Inc.	8,933	425,032
IPG Photonics Corp. (1)	3,804	577,371
Jabil, Inc.	8,312	221,016
Keysight Technologies, Inc. (1)	28,425	2,478,660
National Instruments Corp.	18,392	815,869
SYNNEX Corp.	3,656	348,746
Tech Data Corp. (1)	2,537	259,814
Trimble, Inc. (1)	40,848	1,650,259
Zebra Technologies Corp., Class A (1)	4,426	927,380
		12,107,896

Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co.	94,237	2,612,250
National Oilwell Varco, Inc.	75,419	2,009,162
Weatherford International plc (1)	195,556	136,498
		4,757,910

Entertainment - 1.3%
Activision Blizzard, Inc.	57,540	2,619,796
Cinemark Holdings, Inc.	6,705	268,133

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electronic Arts, Inc. (1)	21,414	2,176,305
Liberty Media Corp-Liberty Formula One, Class A (1)	3,959	134,764
Lions Gate Entertainment Corp., Class A	9,241	144,529
Live Nation Entertainment, Inc. (1)	12,666	804,798
Madison Square Garden Co. (The), Class A (1)	1,503	440,574
Take-Two Interactive Software, Inc. (1)	7,771	733,349
Viacom, Inc., Class B	37,617	1,055,909
Walt Disney Co. (The)	109,231	12,127,918
World Wrestling Entertainment, Inc., Class A (2)	4,389	380,878
Zynga, Inc., Class A (1)	67,168	358,006
		21,244,959

Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	3,463	445,931
Costco Wholesale Corp.	34,698	8,401,774
Kroger Co. (The)	103,312	2,541,475
Performance Food Group Co. (1)	13,397	531,057
Sysco Corp.	57,900	3,865,404
US Foods Holding Corp. (1)	23,517	820,978
Walgreens Boots Alliance, Inc.	92,328	5,841,593
		22,448,212

Food Products - 1.8%
Bunge Ltd.	15,532	824,283
Campbell Soup Co.	19,495	743,344
Conagra Brands, Inc.	52,137	1,446,280
Flowers Foods, Inc.	21,301	454,137
General Mills, Inc.	72,890	3,772,058
Hershey Co. (The)	16,458	1,889,872
Hormel Foods Corp. (2)	27,973	1,252,072
Ingredion, Inc.	7,283	689,627
J. M. Smucker Co. (The)	12,178	1,418,737
Kellogg Co.	33,327	1,912,303
Kraft Heinz Co. (The)	72,465	2,365,982
Lamb Weston Holdings, Inc.	15,798	1,183,902
Lancaster Colony Corp.	2,069	324,192
McCormick & Co., Inc.	14,395	2,168,319
Mondelez International, Inc., Class A	137,318	6,854,915
Post Holdings, Inc. (1)	6,472	708,037
		28,008,060

Gas Utilities - 0.4%
Atmos Energy Corp.	22,073	2,271,974
New Jersey Resources Corp.	13,517	673,011
ONE Gas, Inc.	7,864	700,132

12 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Southwest Gas Holdings, Inc.	8,160	671,242
Spire, Inc.	8,720	717,569
UGI Corp.	30,986	1,717,244
		6,751,172

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	136,385	10,902,617
ABIOMED, Inc. (1)	4,762	1,359,980
Align Technology, Inc. (1)	8,195	2,330,084
Becton Dickinson and Co.	25,890	6,465,510
Boston Scientific Corp. (1)	137,247	5,267,540
Cantel Medical Corp.	5,483	366,758
Cooper Cos., Inc. (The)	5,165	1,529,718
Danaher Corp.	57,371	7,574,119
DENTSPLY SIRONA, Inc.	21,793	1,080,715
DexCom, Inc. (1)	8,195	976,024
Edwards Lifesciences Corp. (1)	20,736	3,967,419
Globus Medical, Inc., Class A (1)	7,568	373,935
Haemonetics Corp. (1)	4,341	379,751
Hill-Rom Holdings, Inc.	6,398	677,292
Hologic, Inc. (1)	28,624	1,385,402
ICU Medical, Inc. (1)	1,563	374,073
IDEXX Laboratories, Inc. (1)	8,463	1,892,327
Inogen, Inc. (1)	1,393	132,850
Insulet Corp. (1)	4,717	448,539
Masimo Corp. (1)	4,220	583,542
Neogen Corp. (1)	3,894	223,477
Penumbra, Inc. (1)	3,195	469,697
ResMed, Inc.	13,167	1,368,973
Teleflex, Inc.	4,677	1,413,202
Varian Medical Systems, Inc. (1)	9,174	1,300,139
West Pharmaceutical Services, Inc.	6,761	745,062
		53,588,745

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (1)	9,288	272,231
AmerisourceBergen Corp.	16,097	1,280,033
Anthem, Inc.	23,156	6,645,309
Cardinal Health, Inc.	34,053	1,639,652
Centene Corp. (1)	39,860	2,116,566
Chemed Corp.	1,440	460,901
Covetrus, Inc. (1)(2)	6,163	196,292
CVS Health Corp.	128,226	6,915,228
DaVita, Inc. (1)	13,633	740,136
Encompass Health Corp.	8,806	514,270
HCA Healthcare, Inc.	29,319	3,822,611
HealthEquity, Inc. (1)(2)	7,056	522,003

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Henry Schein, Inc. (1)	15,409	926,235
Humana, Inc.	14,385	3,826,410
Laboratory Corp. of America Holdings (1)	9,706	1,484,824
Mednax, Inc. (1)	9,194	249,801
Molina Healthcare, Inc. (1)	5,546	787,310
Premier, Inc., Class A (1)	4,844	167,070
Quest Diagnostics, Inc.	13,507	1,214,549
WellCare Health Plans, Inc. (1)	4,679	1,262,160
		35,043,591

Health Care Technology - 0.2%
Cerner Corp. (1)	23,398	1,338,600
Medidata Solutions, Inc. (1)	4,184	306,436
Teladoc Health, Inc. (1)	7,556	420,114
Veeva Systems, Inc., Class A (1)	9,012	1,143,262
		3,208,412

Hotels, Restaurants & Leisure - 2.0%
Aramark	32,018	946,132
Chipotle Mexican Grill, Inc. (1)	2,854	2,027,225
Choice Hotels International, Inc.	1,815	141,098
Cracker Barrel Old Country Store, Inc.	2,829	457,195
Darden Restaurants, Inc.	13,330	1,619,195
Domino’s Pizza, Inc.	5,080	1,311,148
Dunkin’ Brands Group, Inc.	9,191	690,244
Hilton Grand Vacations, Inc. (1)	7,389	227,951
Hilton Worldwide Holdings, Inc.	26,354	2,190,281
Hyatt Hotels Corp., Class A	3,935	285,563
Marriott International, Inc., Class A	25,644	3,207,808
Marriott Vacations Worldwide Corp.	4,782	447,117
Planet Fitness, Inc., Class A (1)	6,078	417,680
Royal Caribbean Cruises Ltd.	16,379	1,877,361
Six Flags Entertainment Corp.	4,826	238,163
Starbucks Corp.	105,034	7,808,227
Texas Roadhouse, Inc.	7,578	471,276
Vail Resorts, Inc.	3,822	830,520
Wendy’s Co. (The)	19,670	351,896
Wyndham Destinations, Inc.	9,867	399,515
Wyndham Hotels & Resorts, Inc.	8,011	400,470
Yum China Holdings, Inc.	39,530	1,775,292
Yum! Brands, Inc.	32,480	3,241,829
		31,363,186

Household Durables - 0.4%
Leggett & Platt, Inc.	10,819	456,778
Lennar Corp., Class A	54,205	2,660,924
Mohawk Industries, Inc. (1)	4,997	630,372

14 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Newell Brands, Inc.	40,503	621,316
Toll Brothers, Inc.	27,692	1,002,450
Whirlpool Corp.	4,734	629,101
		6,000,941

Household Products - 1.9%
Church & Dwight Co., Inc.	20,370	1,450,955
Clorox Co. (The)	10,099	1,620,486
Colgate-Palmolive Co.	69,588	4,769,562
Kimberly-Clark Corp.	28,171	3,490,387
Procter & Gamble Co. (The)	174,410	18,147,360
		29,478,750

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	79,586	1,157,180

Industrial Conglomerates - 1.0%
3M Co.	47,251	9,817,813
Carlisle Cos., Inc.	10,752	1,318,410
Roper Technologies, Inc.	13,773	4,709,953
		15,846,176

Insurance - 3.1%
Aflac, Inc.	64,195	3,209,750
Alleghany Corp.	1,195	731,818
Allstate Corp. (The)	28,972	2,728,583
American Equity Investment Life Holding Co.	9,051	244,558
American Financial Group, Inc.	7,562	727,540
American International Group, Inc.	76,864	3,309,764
American National Insurance Co.	964	116,470
Arch Capital Group Ltd. (1)	34,493	1,114,814
Arthur J. Gallagher & Co.	14,675	1,146,117
Assurant, Inc.	4,467	423,963
Assured Guaranty Ltd.	8,004	355,618
Athene Holding Ltd., Class A (1)	13,907	567,405
Axis Capital Holdings Ltd.	7,432	407,125
Brighthouse Financial, Inc. (1)	10,755	390,299
Brown & Brown, Inc.	22,047	650,607
Cincinnati Financial Corp.	12,706	1,091,445
CNO Financial Group, Inc.	20,078	324,862
Enstar Group Ltd. (1)	907	157,818
Erie Indemnity Co., Class A	2,468	440,587
Everest Re Group Ltd.	3,328	718,715
Fidelity National Financial, Inc.	25,271	923,655
First American Financial Corp.	9,087	467,980
Hanover Insurance Group, Inc. (The)	4,418	504,403
Hartford Financial Services Group, Inc. (The)	31,462	1,564,291

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kemper Corp.	4,170	317,504
Lincoln National Corp.	18,744	1,100,273
Marsh & McLennan Cos., Inc.	46,132	4,331,795
MetLife, Inc.	71,957	3,063,209
Old Republic International Corp.	20,902	437,270
Primerica, Inc.	4,092	499,838
Principal Financial Group, Inc.	28,305	1,420,628
Progressive Corp. (The)	51,508	3,713,212
Prudential Financial, Inc.	36,041	3,311,447
Reinsurance Group of America, Inc.	5,007	710,894
RenaissanceRe Holdings Ltd.	2,715	389,602
Selective Insurance Group, Inc.	4,278	270,712
Torchmark Corp.	9,501	778,607
Travelers Cos., Inc. (The)	23,800	3,264,408
Unum Group	23,914	809,011
White Mountains Insurance Group Ltd.	279	258,209
Willis Towers Watson plc	10,821	1,900,709
		48,895,515

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A (1)	40,201	47,312,155
ANGI Homeservices, Inc., Class A (1)(2)	6,135	94,724
IAC/InterActiveCorp (1)	6,197	1,302,052
Match Group, Inc. (2)	2,473	139,997
TripAdvisor, Inc. (1)(2)	7,427	382,119
Twitter, Inc. (1)	56,221	1,848,546
Yelp, Inc. (1)	5,776	199,272
		51,278,865

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (1)	26,584	47,339,458
Booking Holdings, Inc. (1)	3,445	6,011,215
eBay, Inc.	68,581	2,547,098
Etsy, Inc. (1)	10,195	685,308
Expedia Group, Inc.	8,602	1,023,638
GrubHub, Inc. (1)	6,447	447,873
Qurate Retail, Inc. (1)	38,923	621,990
Shutterfly, Inc. (1)	2,513	102,128
Wayfair, Inc., Class A (1)	5,125	760,806
		59,539,514

IT Services - 6.7%
Accenture plc, Class A	47,950	8,440,159
Akamai Technologies, Inc. (1)	11,175	801,359
Alliance Data Systems Corp.	4,657	814,882
Amdocs Ltd.	11,580	626,594
Automatic Data Processing, Inc.	34,805	5,559,751

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Black Knight, Inc. (1)	12,081	658,414
Booz Allen Hamilton Holding Corp.	10,840	630,238
Broadridge Financial Solutions, Inc.	9,488	983,811
Cognizant Technology Solutions Corp., Class A	44,621	3,232,791
Conduent, Inc. (1)	17,233	238,332
CoreLogic, Inc. (1)	8,647	322,187
DXC Technology Co.	22,759	1,463,631
EPAM Systems, Inc. (1)	4,507	762,269
Fidelity National Information Services, Inc.	28,176	3,186,706
First Data Corp., Class A (1)	53,543	1,406,575
Fiserv, Inc. (1)(2)	33,164	2,927,718
Gartner, Inc. (1)	7,792	1,181,891
Genpact Ltd.	11,866	417,446
GoDaddy, Inc., Class A (1)	12,524	941,680
International Business Machines Corp.	69,730	9,838,903
Jack Henry & Associates, Inc.	6,808	944,542
MasterCard, Inc., Class A	65,447	15,409,496
MAXIMUS, Inc.	4,457	316,358
Okta, Inc. (1)	7,282	602,440
Paychex, Inc.	25,742	2,064,508
PayPal Holdings, Inc. (1)	92,897	9,646,424
Sabre Corp.	18,662	399,180
Science Applications International Corp.	2,944	226,541
Square, Inc., Class A (1)	30,261	2,267,154
Total System Services, Inc.	14,938	1,419,259
Twilio, Inc., Class A (1)	6,842	883,850
VeriSign, Inc. (1)	7,383	1,340,457
Visa, Inc., Class A	145,978	22,800,304
WEX, Inc. (1)	4,249	815,766
Worldplay, Inc., Class A (1)	24,733	2,807,195
		106,378,811

Leisure Products - 0.1%
Brunswick Corp.	10,100	508,333
Hasbro, Inc.	9,069	771,046
Mattel, Inc. (1)	27,163	353,119
		1,632,498

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	30,367	2,440,899
Bio-Rad Laboratories, Inc., Class A (1)	2,432	743,414
Bio-Techne Corp.	3,329	660,973
Bruker Corp.	8,874	341,117
Charles River Laboratories International, Inc. (1)	5,121	743,825
ICON plc (1)	5,268	719,503
Illumina, Inc. (1)	14,815	4,602,872
IQVIA Holdings, Inc. (1)	16,656	2,395,966

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mettler-Toledo International, Inc. (1)	2,318	1,675,914
PerkinElmer, Inc.	10,811	1,041,748
PRA Health Sciences, Inc. (1)	5,992	660,858
Syneos Health, Inc. (1)	6,861	355,125
Thermo Fisher Scientific, Inc.	34,367	9,406,935
Waters Corp. (1)	6,828	1,718,676
		27,507,825

Machinery - 3.8%
AGCO Corp.	11,069	769,849
Allison Transmission Holdings, Inc.	19,802	889,506
Barnes Group, Inc.	6,727	345,835
CNH Industrial NV	201,532	2,055,626
Colfax Corp. (1)	11,152	330,991
Crane Co.	9,033	764,372
Cummins, Inc.	25,386	4,007,688
Deere & Co.	33,842	5,409,305
Donaldson Co., Inc.	23,763	1,189,576
Dover Corp.	23,687	2,221,841
Flowserve Corp.	22,395	1,010,910
Fortive Corp.	47,799	4,009,858
Gardner Denver Holdings, Inc. (1)	17,027	473,521
Graco, Inc.	23,649	1,171,099
IDEX Corp.	11,858	1,799,333
Illinois Tool Works, Inc.	36,583	5,250,758
Ingersoll-Rand plc	37,721	4,071,982
ITT, Inc.	13,442	779,636
Lincoln Electric Holdings, Inc.	8,936	749,462
Middleby Corp. (The) (1)	9,329	1,213,050
Navistar International Corp. (1)	11,202	361,825
Nordson Corp.	7,716	1,022,524
Oshkosh Corp.	12,217	917,863
PACCAR, Inc.	54,891	3,740,273
Parker-Hannifin Corp.	21,704	3,724,841
Pentair plc	26,690	1,187,972
Proto Labs, Inc. (1)	4,655	489,427
Snap-on, Inc.	4,305	673,819
Stanley Black & Decker, Inc.	12,790	1,741,614
Timken Co. (The)	9,136	398,512
Toro Co. (The)	16,346	1,125,259
WABCO Holdings, Inc. (1)	8,427	1,110,931
Wabtec Corp.	21,677	1,598,028
Woodward, Inc.	8,208	778,857
Xylem, Inc.	28,946	2,287,892
		59,673,835

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Media - 1.4%
Altice USA, Inc., Class A (2)	26,506	569,349
AMC Networks, Inc., Class A (1)	4,417	250,709
Cable One, Inc.	241	236,513
CBS Corp., Class B	32,195	1,530,228
Comcast Corp., Class A	331,563	13,255,889
Discovery, Inc., Class A (1)(2)	41,012	1,108,144
DISH Network Corp., Class A (1)	13,922	441,188
GCI Liberty, Inc., Class A (1)	9,494	527,961
Interpublic Group of Cos., Inc. (The)	29,446	618,660
John Wiley & Sons, Inc., Class A	5,962	263,640
Liberty Broadband Corp., Class A (1)	11,310	1,036,448
New York Times Co. (The), Class A (2)	11,362	373,242
Omnicom Group, Inc.	19,144	1,397,321
Sirius XM Holdings, Inc.	148,536	842,199
Tribune Media Co., Class A	6,655	307,062
		22,758,553

Metals & Mining - 0.4%
Nucor Corp.	57,595	3,360,668
Reliance Steel & Aluminum Co.	11,644	1,050,988
Steel Dynamics, Inc.	40,883	1,441,943
		5,853,599

Multi-Utilities - 0.9%
Avista Corp.	13,445	546,136
CenterPoint Energy, Inc.	95,422	2,929,455
CMS Energy Corp.	51,140	2,840,316
Consolidated Edison, Inc.	47,857	4,058,752
Sempra Energy	36,003	4,531,338
		14,905,997

Multiline Retail - 0.5%
Dollar General Corp.	20,935	2,497,545
Kohl’s Corp.	13,802	949,164
Macy’s, Inc.	27,589	662,964
Nordstrom, Inc.	10,531	467,366
Ollie’s Bargain Outlet Holdings, Inc. (1)	6,247	533,056
Target Corp.	40,250	3,230,465
		8,340,560

Personal Products - 0.2%
Coty, Inc., Class A	45,865	527,447
Estee Lauder Cos., Inc. (The), Class A	16,883	2,794,981
		3,322,428

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pharmaceuticals - 3.9%
Allergan plc	31,370	4,592,882
Amneal Pharmaceuticals, Inc. (1)(2)	11,414	161,736
Bristol-Myers Squibb Co.	143,728	6,857,263
Catalent, Inc. (1)	17,091	693,724
Eli Lilly & Co.	75,803	9,836,197
Jazz Pharmaceuticals plc (1)	5,771	824,965
Merck & Co., Inc.	187,267	15,574,996
Nektar Therapeutics (1)	16,785	563,976
Perrigo Co. plc	14,795	712,527
Pfizer, Inc.	410,858	17,449,139
Zoetis, Inc.	47,360	4,767,731
		62,035,136

Professional Services - 0.6%
ASGN, Inc. (1)	4,014	254,849
CoStar Group, Inc. (1)	3,087	1,439,839
IHS Markit Ltd. (1)	35,415	1,925,868
Insperity, Inc.	2,636	325,968
ManpowerGroup, Inc.	5,287	437,182
Nielsen Holdings plc	34,224	810,082
Robert Half International, Inc.	11,371	740,934
TransUnion	16,662	1,113,688
TriNet Group, Inc. (1)	3,026	180,773
Verisk Analytics, Inc.	14,404	1,915,732
		9,144,915

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A (1)	60,346	2,984,110
Jones Lang LaSalle, Inc.	8,112	1,250,708
		4,234,818

Road & Rail - 1.2%
AMERCO	408	151,576
Avis Budget Group, Inc. (1)	5,680	198,005
Genesee & Wyoming, Inc., Class A (1)	5,598	487,810
JB Hunt Transport Services, Inc.	8,256	836,250
Kansas City Southern	10,176	1,180,212
Knight-Swift Transportation Holdings, Inc.	7,907	258,401
Landstar System, Inc.	5,012	548,263
Norfolk Southern Corp.	26,032	4,865,120
Old Dominion Freight Line, Inc.	6,656	961,060
Ryder System, Inc.	4,503	279,141
Schneider National, Inc., Class B	6,631	139,582
Union Pacific Corp.	58,634	9,803,605
		19,709,025

20 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (1)	75,834	1,935,284
Analog Devices, Inc.	29,014	3,054,304
Applied Materials, Inc.	74,547	2,956,534
Broadcom, Inc.	31,064	9,341,255
Cree, Inc. (1)(2)	8,589	491,463
Cypress Semiconductor Corp.	30,257	451,434
Entegris, Inc.	9,992	356,615
First Solar, Inc. (1)	3,705	195,772
Integrated Device Technology, Inc. (1)	12,173	596,355
Intel Corp.	316,491	16,995,567
KLA-Tencor Corp.	13,373	1,596,870
Lam Research Corp.	12,757	2,283,631
Marvell Technology Group Ltd.	48,842	971,467
Maxim Integrated Products, Inc.	21,737	1,155,756
Microchip Technology, Inc. (2)	17,343	1,438,775
Micron Technology, Inc. (1)	88,538	3,659,276
MKS Instruments, Inc.	3,821	355,544
Monolithic Power Systems, Inc.	2,457	332,899
NVIDIA Corp.	44,108	7,920,033
ON Semiconductor Corp. (1)	34,257	704,667
Qorvo, Inc. (1)	9,177	658,266
Semtech Corp. (1)	5,225	266,005
Silicon Laboratories, Inc. (1)	2,505	202,554
Skyworks Solutions, Inc.	12,384	1,021,432
Teradyne, Inc.	15,291	609,193
Texas Instruments, Inc.	71,974	7,634,282
Universal Display Corp.	2,820	431,037
Versum Materials, Inc.	16,393	824,732
Xilinx, Inc.	21,047	2,668,549
		71,109,551

Software - 8.0%
2U, Inc. (1)(2)	3,891	275,677
Adobe, Inc. (1)	38,461	10,249,472
ANSYS, Inc. (1)	6,970	1,273,489
Aspen Technology, Inc. (1)	4,424	461,246
Autodesk, Inc. (1)	18,034	2,810,058
Blackbaud, Inc.	3,029	241,502
Cadence Design Systems, Inc. (1)	22,608	1,435,834
CDK Global, Inc.	8,165	480,265
Citrix Systems, Inc.	9,513	948,066
Ellie Mae, Inc. (1)	2,293	226,296
Fair Isaac Corp. (1)	2,809	763,009
FireEye, Inc. (1)(2)	16,363	274,735
Fortinet, Inc. (1)	12,744	1,070,114
Guidewire Software, Inc. (1)	6,002	583,154

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
HubSpot, Inc. (1)	3,234	537,523
Intuit, Inc.	19,574	5,116,839
j2 Global, Inc.	2,902	251,313
LogMeIn, Inc.	2,885	231,088
Microsoft Corp.	483,708	57,048,521
New Relic, Inc. (1)	3,504	345,845
Nuance Communications, Inc. (1)	22,461	380,265
Nutanix, Inc., Class A (1)	16,036	605,199
Oracle Corp.	188,375	10,117,621
Palo Alto Networks, Inc. (1)	7,867	1,910,737
Paycom Software, Inc. (1)	3,149	595,570
Pegasystems, Inc.	2,109	137,085
Proofpoint, Inc. (1)	4,752	577,035
PTC, Inc. (1)	8,042	741,312
RealPage, Inc. (1)	4,406	267,400
Red Hat, Inc. (1)	14,381	2,627,409
RingCentral, Inc., Class A (1)	5,047	544,067
Salesforce.com, Inc. (1)	58,582	9,277,631
ServiceNow, Inc. (1)	14,057	3,464,910
Splunk, Inc. (1)	12,561	1,565,101
SS&C Technologies Holdings, Inc.	17,509	1,115,148
Symantec Corp.	49,848	1,146,006
Synopsys, Inc. (1)	10,898	1,254,905
Tableau Software, Inc., Class A (1)	5,477	697,113
Teradata Corp. (1)	8,463	369,410
Trade Desk, Inc. (The), Class A (1)(2)	2,399	474,882
Ultimate Software Group, Inc. (The) (1)	2,196	724,965
VMware, Inc., Class A	6,257	1,129,451
Workday, Inc., Class A (1)	12,560	2,422,196
Zendesk, Inc. (1)	7,316	621,860
		127,391,324

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	5,720	975,432
American Eagle Outfitters, Inc.	11,161	247,439
AutoNation, Inc. (1)	4,233	151,203
AutoZone, Inc. (1)	2,079	2,129,145
Best Buy Co., Inc.	20,954	1,488,991
Burlington Stores, Inc. (1)	5,952	932,559
CarMax, Inc. (1)(2)	14,265	995,697
Dick’s Sporting Goods, Inc.	4,990	183,682
Five Below, Inc. (1)	4,724	586,957
Floor & Decor Holdings, Inc., Class A (1)(2)	4,638	191,178
Foot Locker, Inc.	11,215	679,629
Gap, Inc. (The)	16,734	438,096
Home Depot, Inc. (The)	82,431	15,817,685
L Brands, Inc.	20,472	564,618

22 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Lowe’s Cos., Inc.	67,627	7,403,128
Michaels Cos., Inc. (The) (1)	7,184	82,041
O’Reilly Automotive, Inc. (1)	6,420	2,492,886
Penske Automotive Group, Inc.	1,934	86,353
Ross Stores, Inc.	29,803	2,774,659
Tiffany & Co.	10,222	1,078,932
TJX Cos., Inc. (The)	101,552	5,403,582
Tractor Supply Co.	8,922	872,215
Ulta Beauty, Inc. (1)	4,940	1,722,726
Urban Outfitters, Inc. (1)	5,951	176,388
Williams-Sonoma, Inc.	4,880	274,598
		47,749,819

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	298,276	56,657,526
Hewlett Packard Enterprise Co.	110,912	1,711,372
HP, Inc.	123,815	2,405,726
NCR Corp. (1)	10,633	290,175
NetApp, Inc.	19,163	1,328,762
Pure Storage, Inc., Class A (1)	11,357	247,469
Seagate Technology plc	23,612	1,130,779
Western Digital Corp.	24,806	1,192,176
Xerox Corp.	15,618	499,464
		65,463,449

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (1)	11,824	540,948
Carter’s, Inc.	3,011	303,479
Columbia Sportswear Co.	2,163	225,341
Deckers Outdoor Corp. (1)	2,041	300,007
Hanesbrands, Inc.	29,803	532,878
lululemon Athletica, Inc. (1)	9,030	1,479,746
NIKE, Inc., Class B	81,763	6,885,262
PVH Corp.	7,320	892,674
Ralph Lauren Corp.	4,242	550,102
Skechers U.S.A., Inc., Class A (1)	10,572	355,325
Tapestry, Inc.	22,694	737,328
Under Armour, Inc., Class A (1)	30,460	643,924
VF Corp.	26,837	2,332,404
Wolverine World Wide, Inc.	6,941	248,002
		16,027,420

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (1)	10,766	467,783
LendingTree, Inc. (1)	457	160,663
MGIC Investment Corp. (1)	26,159	345,037

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New York Community Bancorp, Inc.	45,259	523,647
Radian Group, Inc.	17,030	353,202
TFS Financial Corp.	9,601	158,128
		2,008,460

Trading Companies & Distributors - 0.5%
Air Lease Corp.	11,709	402,204
Fastenal Co.	24,199	1,556,238
HD Supply Holdings, Inc. (1)	29,300	1,270,155
MSC Industrial Direct Co., Inc., Class A	7,733	639,597
United Rentals, Inc. (1)	12,889	1,472,568
Univar, Inc. (1)	22,702	503,076
W.W. Grainger, Inc.	7,553	2,272,924
		8,116,762

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp.	6,335	261,129

Water Utilities - 0.3%
American Water Works Co., Inc.	30,987	3,230,704
Aqua America, Inc.	30,122	1,097,646
		4,328,350

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)	32,148	181,636
T-Mobile US, Inc. (1)	25,504	1,762,327
		1,943,963

Total Common Stocks (Cost $1,237,636,728)		1,580,157,825

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	1,116,528	1,116,528

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,116,528)		1,116,528

TOTAL INVESTMENTS (Cost $1,238,753,256) - 99.7%		1,581,274,353
Other assets and liabilities, net - 0.3%		5,335,648
NET ASSETS - 100.0%		1,586,610,001

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $18,381,236.
(3) Amount is less than 0.05%.
See notes to financial statements.

24 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,238,753,256) - including $18,381,236 of securities on loan	$1,581,274,353
Cash	5,970,517
Receivable for capital shares sold	3,592,523
Dividends receivable	1,140,921
Securities lending income receivable	3,114
Receivable from affiliate	232,323
Directors’ deferred compensation plan	613,985
Other assets	42,592
Total assets	1,592,870,328

LIABILITIES
Payable for investments purchased	2,897,136
Payable for capital shares redeemed	921,476
Deposits for securities loaned	1,116,528
Payable to affiliates:
Investment advisory fee	158,538
Administrative fee	158,538
Distribution and service fees	108,274
Sub-transfer agency fee	17,607
Directors’ deferred compensation plan	613,985
Accrued expenses	268,245
Total liabilities	6,260,327
NET ASSETS	$1,586,610,001

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$1,258,734,782
Distributable earnings	327,875,219
Total	$1,586,610,001

NET ASSET VALUE PER SHARE
Class A (based on net assets of $295,798,014 and 12,658,745 shares outstanding)	$23.37
Class C (based on net assets of $54,825,391 and 2,496,722 shares outstanding)	$21.96
Class I (based on net assets of $900,932,805 and 37,598,289 shares outstanding)	$23.96
Class R6 (based on net assets of $335,053,791 and 13,996,840 shares outstanding)	$23.94

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$24.54
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $844)	$12,962,070
Interest income	31,537
Securities lending income, net	60,869
Total investment income	13,054,476

EXPENSES
Investment advisory fee	997,033
Administrative fee	857,036
Distribution and service fees:
Class A	342,450
Class C	276,184
Directors’ fees and expenses	43,887
Custodian fees	63,024
Transfer agency fees and expenses	502,774
Accounting fees	165,614
Professional fees	62,736
Registration fees	72,366
Reports to shareholders	27,488
Miscellaneous	47,959
Total expenses	3,458,551
Waiver and/or reimbursement of expenses by affiliate	(1,252,008)
Reimbursement of expenses-other	(19,947)
Net expenses	2,186,596
Net investment income	10,867,880

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(7,770,640)

Net change in unrealized appreciation (depreciation) on investment securities	(15,674,223)

Net realized and unrealized loss	(23,444,863)

Net decrease in net assets resulting from operations	($12,576,983)

See notes to financial statements.

26 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$10,867,880	$15,623,324
Net realized gain (loss)	(7,770,640)	40,238,078
Net change in unrealized appreciation (depreciation)	(15,674,223)	129,722,123
Net increase (decrease) in net assets resulting from operations	(12,576,983)	185,583,525

Distributions to shareholders:
Class A shares	(10,046,100)	(5,903,213)
Class C shares	(1,863,717)	(886,272)
Class I shares	(34,899,222)	(14,198,777)
Class R6 shares	(7,520,553)	(2,429,582)
Total distributions to shareholders	(54,329,592)	(23,417,844)

Capital share transactions:
Class A shares	18,156,038	(12,287,621)
Class C shares	(3,565,121)	2,722,942
Class I shares	28,788,222	279,927,291
Class R6 shares (1)	163,094,163	158,817,675
Class Y shares (2)	—	(98,789,579)
Net increase in net assets from capital share transactions	206,473,302	330,390,708

TOTAL INCREASE IN NET ASSETS	139,566,727	492,556,389

NET ASSETS
Beginning of period	1,447,043,274	954,486,885
End of period	$1,586,610,001	$1,447,043,274

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$24.66		$21.41	$18.80	$17.90	$18.30	$15.90
Income from investment operations:
Net investment income (1)	0.15		0.27	0.30	0.26	0.23	0.18
Net realized and unrealized gain (loss)	(0.59)		3.46	2.95	1.94	(0.01)	2.73
Total from investment operations	(0.44)		3.73	3.25	2.20	0.22	2.91
Distributions from:
Net investment income	(0.22)		(0.25)	(0.22)	(0.18)	(0.13)	(0.14)
Net realized gain	(0.63)		(0.23)	(0.42)	(1.12)	(0.49)	(0.37)
Total distributions	(0.85)		(0.48)	(0.64)	(1.30)	(0.62)	(0.51)
Total increase (decrease) in net asset value	(1.29)		3.25	2.61	0.90	(0.40)	2.40
Net asset value, ending	$23.37		$24.66	$21.41	$18.80	$17.90	$18.30
Total return (2)	(1.64%)	(3)	17.67%	17.71%	12.68%	1.06%	18.65%
Ratios to average net assets: (4)
Total expenses	0.66%	(5)	0.65%	0.70%	0.71%	0.77%	0.87%
Net expenses	0.52%	(5)	0.54%	0.54%	0.54%	0.68%	0.75%
Net investment income	1.30%	(5)	1.19%	1.51%	1.46%	1.21%	1.02%
Portfolio turnover	7%	(3)	28%	31%	27%	33%	8%
Net assets, ending (in thousands)	$295,798		$291,891	$264,814	$319,773	$269,684	$214,427

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016	2015		2014
Net asset value, beginning	$23.16		$20.16	$17.71	$16.97	$17.41		$15.15
Income from investment operations:
Net investment income (1)	0.06		0.09	0.15	0.12	0.08		0.03
Net realized and unrealized gain (loss)	(0.56)		3.26	2.78	1.82	—	(2)	2.62
Total from investment operations	(0.50)		3.35	2.93	1.94	0.08		2.65
Distributions from:
Net investment income	(0.07)		(0.12)	(0.06)	(0.08)	(0.03)		(0.02)
Net realized gain	(0.63)		(0.23)	(0.42)	(1.12)	(0.49)		(0.37)
Total distributions	(0.70)		(0.35)	(0.48)	(1.20)	(0.52)		(0.39)
Total increase (decrease) in net asset value	(1.20)		3.00	2.45	0.74	(0.44)		2.26
Net asset value, ending	$21.96		$23.16	$20.16	$17.71	$16.97		$17.41
Total return (3)	(2.03%)	(4)	16.79%	16.85%	11.78%	0.30%		17.75%
Ratios to average net assets: (5)
Total expenses	1.41%	(6)	1.40%	1.50%	1.53%	1.57%		1.61%
Net expenses	1.28%	(6)	1.29%	1.29%	1.29%	1.44%		1.57%
Net investment income	0.55%	(6)	0.44%	0.77%	0.70%	0.45%		0.19%
Portfolio turnover	7%	(4)	28%	31%	27%	33%		8%
Net assets, ending (in thousands)	$54,825		$61,814	$51,301	$43,579	$36,398		$25,864

(1) Computed using average shares outstanding.
(2) Amount is less than $0.005.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$25.29		$21.94	$19.26	$18.33	$18.69	$16.20
Income from investment operations:
Net investment income (1)	0.18		0.36	0.38	0.33	0.33	0.27
Net realized and unrealized gain (loss)	(0.60)		3.54	3.03	1.98	(0.01)	2.81
Total from investment operations	(0.42)		3.90	3.41	2.31	0.32	3.08
Distributions from:
Net investment income	(0.28)		(0.32)	(0.31)	(0.26)	(0.19)	(0.22)
Net realized gain	(0.63)		(0.23)	(0.42)	(1.12)	(0.49)	(0.37)
Total distributions	(0.91)		(0.55)	(0.73)	(1.38)	(0.68)	(0.59)
Total increase (decrease) in net asset value	(1.33)		3.35	2.68	0.93	(0.36)	2.49
Net asset value, ending	$23.96		$25.29	$21.94	$19.26	$18.33	$18.69
Total return (2)	(1.49%)	(3)	18.06%	18.17%	13.00%	1.54%	19.39%
Ratios to average net assets: (4)
Total expenses	0.41%	(5)	0.41%	0.35%	0.36%	0.36%	0.37%
Net expenses	0.21%	(5)	0.19%	0.19%	0.19%	0.20%	0.21%
Net investment income	1.62%	(5)	1.53%	1.87%	1.80%	1.69%	1.56%
Portfolio turnover	7%	(3)	28%	31%	27%	33%	8%
Net assets, ending (in thousands)	$900,933		$920,394	$544,751	$387,043	$186,257	$122,405

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.
30 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
CLASS R6 SHARES
Net asset value, beginning	$25.28	$22.09
Income from investment operations:
Net investment income (2)	0.19	0.37
Net realized and unrealized gain (loss)	(0.60)	3.37
Total from investment operations	(0.41)	3.74
Distributions from:
Net investment income	(0.30)	(0.32)
Net realized gain	(0.63)	(0.23)
Total distributions	(0.93)	(0.55)
Total increase (decrease) in net asset value	(1.34)	3.19
Net asset value, ending	$23.94	$25.28
Total return (3)(4)	(1.47%)	17.21%
Ratios to average net assets: (5)
Total expenses(6)	0.35%	0.35%
Net expenses(6)	0.19%	0.19%
Net investment income(6)	1.65%	1.58%
Portfolio turnover (4)	7%	28%	(7)
Net assets, ending (in thousands)	$335,054	$172,944

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the year ended September 30, 2018.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate

32 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$1,580,157,825	(1)	$—	$—	$1,580,157,825
Short Term Investment of Cash Collateral for Securities Loaned	1,116,528		—	—	1,116,528
Total Investments	$1,581,274,353		$—	$—	$1,581,274,353

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% (0.15% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $997,033.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% (0.54%, 1.29%, 0.19% and 0.19% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $1,252,008.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6, and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $857,036.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $342,450 and $276,184 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $55,501 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received less than $100 and $418 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $35,495 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $19,947, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $261,002,597 and $97,921,465, respectively.

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,250,644,989
Gross unrealized appreciation	$361,898,043
Gross unrealized depreciation	(31,268,679)
Net unrealized appreciation (depreciation)	$330,629,364
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $18,381,236 and the total value of collateral received was $18,535,494, comprised of cash of $1,116,528 and U.S. Government and/or agencies securities of $17,418,966.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$18,535,494	$—	$—	$—	$18,535,494
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,421,083	$31,545,643	2,371,025	$53,979,910
Reinvestment of distributions	424,532	9,467,075	247,751	5,487,695
Shares redeemed	(1,208,668)	(26,859,360)	(3,150,293)	(71,755,226)
Converted from Class C	183,437	4,002,680	—	—
Net increase (decrease)	820,384	$18,156,038	(531,517)	($12,287,621)

Class C
Shares sold	230,784	$4,839,914	484,496	$10,447,748
Reinvestment of distributions	77,141	1,620,740	34,884	730,119
Shares redeemed	(285,751)	(6,023,095)	(395,017)	(8,454,925)
Converted to Class A	(194,938)	(4,002,680)	—	—
Net increase (decrease)	(172,764)	($3,565,121)	124,363	$2,722,942

Class I
Shares sold	9,702,974	$222,306,355	16,497,847	$394,348,574
Reinvestment of distributions	1,457,832	33,296,893	611,981	13,867,487
Shares redeemed	(9,953,443)	(226,815,026)	(10,042,868)	(232,112,974)
Converted from Class Y	—	—	4,490,414	103,824,204
Net increase	1,207,363	$28,788,222	11,557,374	$279,927,291

Class R6 (1)
Shares sold	7,663,222	$174,998,652	7,067,041	$164,419,844
Reinvestment of distributions	329,560	7,520,553	107,266	2,429,582
Shares redeemed	(836,948)	(19,425,042)	(333,301)	(8,031,751)
Net increase	7,155,834	$163,094,163	6,841,006	$158,817,675

Class Y (2)
Shares sold	—	$—	380,358	$8,368,552
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(151,902)	(3,333,927)
Converted to Class I	—	—	(4,594,764)	(103,824,204)
Net decrease	—	$—	(4,366,308)	($98,789,579)

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s performance universe for the one-, three- and five-year periods ended September 30, 2018 and underperformed the index it is designed to track for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert US Large-Cap Core Responsible Index Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Large-Cap Core Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

40 www.calvert.com CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24188 3.31.19

Calvert US Large-Cap Growth Responsible Index Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Directors’ Contract Approval
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	-1.03%	14.48%	—%	11.74%
Class A with 4.75% Maximum Sales Charge	—	—	-5.74	9.03	—	10.30
Class I at NAV	06/19/2015	06/19/2015	-0.86	14.86	—	12.13

Russell 1000® Growth Index	—	—	-2.34%	12.75%	13.49%	12.94%
Calvert US Large-Cap Growth Responsible Index	—	—	-0.79	15.17	—	12.40

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.82%	0.57%
Net					0.49	0.24

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	37.9%	Microsoft Corp.	6.0%
Health Care	18.5%	Apple, Inc.	6.0%
Consumer Discretionary	15.5%	Alphabet, Inc., Class A	5.0%
Industrials	9.6%	Amazon.com, Inc.	5.0%
Communication Services	7.1%	Visa, Inc., Class A	2.3%
Financials	5.2%	Cisco Systems, Inc.	1.7%
Consumer Staples	3.8%	Home Depot, Inc. (The)	1.6%
Materials	1.7%	Merck & Co., Inc.	1.6%
Utilities	0.5%	MasterCard, Inc., Class A	1.5%
Real Estate	0.2%	Coca-Cola Co. (The)	1.3%
Total	100.0%	Total	32.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index (the “Calvert Index”) is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$989.70	$2.68**	0.54%
Class I	$1,000.00	$991.40	$1.14**	0.23%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.24	$2.72**	0.54%
Class I	$1,000.00	$1,023.79	$1.16**	0.23%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 0.4%
Harris Corp.	1,025	163,703
HEICO Corp.	659	62,519
Hexcel Corp.	1,046	72,342
		298,564

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	520	45,235
Expeditors International of Washington, Inc.	1,254	95,178
United Parcel Service, Inc., Class B	3,263	364,608
		505,021

Airlines - 0.0% (1)
Southwest Airlines Co.	508	26,370

Auto Components - 0.2%
Adient plc	151	1,957
Aptiv plc	1,099	87,359
Autoliv, Inc.	391	28,750
BorgWarner, Inc.	573	22,009
Gentex Corp.	1,918	39,664
Veoneer, Inc. (2)	488	11,161
Visteon Corp. (2)	57	3,839
		194,739

Automobiles - 0.4%
Tesla, Inc. (2)	1,084	303,368
Thor Industries, Inc.	296	18,462
		321,830

Banks - 1.0%
Bank of Hawaii Corp.	101	7,966
Bank OZK	271	7,854
BOK Financial Corp.	69	5,627
Cathay General Bancorp	163	5,527
Chemical Financial Corp.	121	4,980
Citigroup, Inc.	5,912	367,845
Comerica, Inc.	376	27,568
Commerce Bancshares, Inc.	213	12,367
Cullen/Frost Bankers, Inc.	61	5,921
East West Bancorp, Inc.	295	14,151
First Citizens BancShares, Inc., Class A	18	7,330

www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Financial Bankshares, Inc. (3)	282	16,294
First Horizon National Corp.	376	5,256
First Republic Bank	496	49,828
Glacier Bancorp, Inc.	156	6,251
Home BancShares, Inc.	294	5,166
Investors Bancorp, Inc.	540	6,399
M&T Bank Corp.	39	6,124
Pinnacle Financial Partners, Inc. (3)	168	9,190
Popular, Inc.	136	7,090
Signature Bank	236	30,224
South State Corp.	82	5,604
Sterling Bancorp	451	8,402
SVB Financial Group (2)	304	67,597
Synovus Financial Corp.	531	18,245
Texas Capital Bancshares, Inc. (2)	191	10,427
Webster Financial Corp.	274	13,884
Western Alliance Bancorp (2)	513	21,054
Wintrust Financial Corp.	77	5,184
Zions BanCorp NA	128	5,812
		765,167

Beverages - 2.0%
Coca-Cola Co. (The)	22,276	1,043,853
Keurig Dr Pepper, Inc.	1,324	37,032
PepsiCo, Inc.	4,272	523,534
		1,604,419

Biotechnology - 5.6%
AbbVie, Inc.	9,170	739,010
Alexion Pharmaceuticals, Inc. (2)	2,034	274,956
Alkermes plc (2)	1,053	38,424
Amgen, Inc.	3,967	753,651
Amicus Therapeutics, Inc. (2)(3)	1,308	17,789
Array BioPharma, Inc. (2)(3)	1,491	36,350
Biogen, Inc. (2)	1,447	342,042
BioMarin Pharmaceutical, Inc. (2)	1,481	131,557
Celgene Corp. (2)	4,914	463,587
Exact Sciences Corp. (2)(3)	843	73,021
Exelixis, Inc. (2)	2,323	55,287
Gilead Sciences, Inc.	6,930	450,519
Incyte Corp. (2)	1,509	129,789
Ionis Pharmaceuticals, Inc. (2)	1,157	93,914
Ligand Pharmaceuticals, Inc. (2)	208	26,148
Neurocrine Biosciences, Inc. (2)	518	45,636
Regeneron Pharmaceuticals, Inc. (2)	701	287,845
Sarepta Therapeutics, Inc. (2)	580	69,130

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Seattle Genetics, Inc. (2)(3)	229	16,772
United Therapeutics Corp. (2)	286	33,568
Vertex Pharmaceuticals, Inc. (2)	2,041	375,442
		4,454,437

Building Products - 0.4%
Allegion plc	1,268	115,020
Armstrong World Industries, Inc.	209	16,599
Fortune Brands Home & Security, Inc.	662	31,518
Masco Corp.	1,321	51,929
Owens Corning	874	41,183
Trex Co., Inc. (2)	366	22,516
USG Corp.	1,138	49,275
		328,040

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	98	10,497
BlackRock, Inc.	123	52,567
Cboe Global Markets, Inc.	698	66,617
Charles Schwab Corp. (The)	7,614	325,575
CME Group, Inc.	426	70,111
E*Trade Financial Corp.	1,478	68,624
Evercore, Inc., Class A	290	26,390
FactSet Research Systems, Inc. (3)	271	67,281
Franklin Resources, Inc.	848	28,103
Houlihan Lokey, Inc.	244	11,187
Interactive Brokers Group, Inc., Class A	435	22,568
Intercontinental Exchange, Inc.	1,424	108,423
LPL Financial Holdings, Inc.	240	16,716
MarketAxess Holdings, Inc.	284	69,887
Moelis & Co., Class A	207	8,613
Moody’s Corp.	1,150	208,253
Morningstar, Inc.	167	21,040
MSCI, Inc.	579	115,128
Nasdaq, Inc.	373	32,634
Northern Trust Corp.	365	33,000
Raymond James Financial, Inc.	291	23,399
S&P Global, Inc.	1,766	371,831
SEI Investments Co.	730	38,143
State Street Corp.	26	1,711
Stifel Financial Corp.	200	10,552
T. Rowe Price Group, Inc.	1,529	153,083
TD Ameritrade Holding Corp.	1,821	91,032
		2,052,965

6 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,005	191,915
Axalta Coating Systems Ltd. (2)	3,146	79,311
Ecolab, Inc.	1,179	208,140
International Flavors & Fragrances, Inc. (3)	944	121,578
PPG Industries, Inc.	128	14,447
Sherwin-Williams Co. (The)	739	318,295
		933,686

Commercial Services & Supplies - 0.7%
Cintas Corp.	566	114,394
Copart, Inc. (2)	1,230	74,526
Deluxe Corp.	100	4,372
KAR Auction Services, Inc.	561	28,785
MSA Safety, Inc.	500	51,700
Republic Services, Inc.	467	37,537
UniFirst Corp.	79	12,127
Waste Management, Inc.	2,054	213,431
		536,872

Communications Equipment - 2.3%
Arista Networks, Inc. (2)	361	113,520
ARRIS International plc (2)	266	8,408
Cisco Systems, Inc.	25,180	1,359,468
CommScope Holding Co., Inc. (2)	756	16,428
F5 Networks, Inc. (2)	391	61,360
Juniper Networks, Inc.	1,931	51,114
Lumentum Holdings, Inc. (2)	241	13,626
Motorola Solutions, Inc.	1,096	153,900
ViaSat, Inc. (2)(3)	208	16,120
		1,793,944

Construction & Engineering - 0.0% (1)
EMCOR Group, Inc.	88	6,431
Quanta Services, Inc.	233	8,793
Valmont Industries, Inc.	87	11,319
		26,543

Consumer Finance - 0.5%
American Express Co.	2,732	298,608
Credit Acceptance Corp. (2)	78	35,251
Discover Financial Services	177	12,595
FirstCash, Inc.	183	15,829
Green Dot Corp., Class A (2)	237	14,374
SLM Corp.	2,022	20,038
		396,695

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 0.4%
AptarGroup, Inc.	454	48,301
Ardagh Group S.A.	437	5,681
Avery Dennison Corp.	733	82,829
Ball Corp.	1,293	74,813
Berry Global Group, Inc. (2)	908	48,914
Crown Holdings, Inc. (2)	506	27,612
Sealed Air Corp.	1,060	48,824
		336,974

Distributors - 0.1%
LKQ Corp. (2)	956	27,131
Pool Corp.	300	49,491
		76,622

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (2)	342	43,472
frontdoor, Inc. (2)	340	11,703
Grand Canyon Education, Inc. (2)	342	39,162
H&R Block, Inc.	1,126	26,956
Service Corp. International	344	13,812
ServiceMaster Global Holdings, Inc. (2)	866	40,442
Weight Watchers International, Inc. (2)	424	8,544
		184,091

Diversified Financial Services - 0.0% (1)
Voya Financial, Inc.	464	23,182

Diversified Telecommunication Services - 0.0% (1)
Zayo Group Holdings, Inc. (2)	1,367	38,850

Electrical Equipment - 0.8%
Acuity Brands, Inc.	294	35,283
AMETEK, Inc.	2,369	196,556
Emerson Electric Co.	1,583	108,388
EnerSys	164	10,686
Hubbell, Inc.	277	32,681
nVent Electric plc	1,479	39,903
Regal-Beloit Corp.	83	6,795
Rockwell Automation, Inc.	1,309	229,677
		659,969

Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	758	73,049
Coherent, Inc. (2)(3)	174	24,659
Corning, Inc.	5,174	171,259
Dolby Laboratories, Inc., Class A	416	26,196

8 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FLIR Systems, Inc.	792	37,683
IPG Photonics Corp. (2)	225	34,151
Jabil, Inc.	238	6,329
Keysight Technologies, Inc. (2)	2,407	209,890
National Instruments Corp.	1,259	55,849
Trimble, Inc. (2)	3,486	140,834
Zebra Technologies Corp., Class A (2)	336	70,402
		850,301

Entertainment - 1.3%
Activision Blizzard, Inc.	4,890	222,642
Electronic Arts, Inc. (2)	1,919	195,028
Liberty Media Corp-Liberty Formula One, Class A (2)	203	6,910
Live Nation Entertainment, Inc. (2)	896	56,932
Madison Square Garden Co. (The), Class A (2)	81	23,743
Take-Two Interactive Software, Inc. (2)	737	69,551
Walt Disney Co. (The)	3,566	395,933
World Wrestling Entertainment, Inc., Class A (3)	256	22,215
Zynga, Inc., Class A (2)	4,090	21,800
		1,014,754

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	128	30,994
Sysco Corp.	1,391	92,863
		123,857

Food Products - 0.5%
Bunge Ltd.	1,263	67,027
Campbell Soup Co.	374	14,261
Flowers Foods, Inc.	330	7,035
Hershey Co. (The)	643	73,836
Hormel Foods Corp. (3)	1,278	57,203
Ingredion, Inc.	67	6,344
Kellogg Co.	460	26,395
Lamb Weston Holdings, Inc.	1,295	97,047
Lancaster Colony Corp.	143	22,407
McCormick & Co., Inc.	374	56,336
		427,891

Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	10,524	841,289
ABIOMED, Inc. (2)	395	112,808
Align Technology, Inc. (2)	685	194,766
Becton Dickinson and Co.	1,849	461,751
Boston Scientific Corp. (2)	10,274	394,316
Cantel Medical Corp.	497	33,244
Cooper Cos., Inc. (The)	450	133,276

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Danaher Corp.	2,520	332,690
DENTSPLY SIRONA, Inc.	51	2,529
DexCom, Inc. (2)	745	88,730
Edwards Lifesciences Corp. (2)	1,729	330,810
Globus Medical, Inc., Class A (2)	664	32,808
Haemonetics Corp. (2)	451	39,453
Hill-Rom Holdings, Inc.	495	52,401
Hologic, Inc. (2)	2,309	111,756
ICU Medical, Inc. (2)	187	44,755
IDEXX Laboratories, Inc. (2)	730	163,228
Inogen, Inc. (2)	181	17,262
Insulet Corp. (2)	507	48,211
Masimo Corp. (2)	430	59,460
Neogen Corp. (2)	357	20,488
Penumbra, Inc. (2)	283	41,604
ResMed, Inc.	1,206	125,388
Teleflex, Inc.	389	117,540
Varian Medical Systems, Inc. (2)	710	100,621
West Pharmaceutical Services, Inc.	590	65,018
		3,966,202

Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (2)	170	4,983
Centene Corp. (2)	762	40,462
Chemed Corp.	135	43,209
Covetrus, Inc. (2)(3)	330	10,511
DaVita, Inc. (2)	686	37,243
Encompass Health Corp.	620	36,208
HCA Healthcare, Inc.	1,290	168,190
HealthEquity, Inc. (2)(3)	490	36,250
Henry Schein, Inc. (2)	825	49,591
Humana, Inc.	503	133,798
Laboratory Corp. of America Holdings (2)	529	80,926
Molina Healthcare, Inc. (2)	310	44,008
Premier, Inc., Class A (2)	569	19,625
Quest Diagnostics, Inc.	286	25,717
WellCare Health Plans, Inc. (2)	308	83,083
		813,804

Health Care Technology - 0.3%
Cerner Corp. (2)	1,905	108,985
Medidata Solutions, Inc. (2)	484	35,448
Veeva Systems, Inc., Class A (2)	820	104,025
		248,458

10 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (2)	227	161,240
Choice Hotels International, Inc. (3)	220	17,103
Darden Restaurants, Inc.	313	38,020
Domino’s Pizza, Inc.	404	104,273
Dunkin’ Brands Group, Inc.	701	52,645
Hilton Grand Vacations, Inc. (2)	591	18,232
Hilton Worldwide Holdings, Inc.	996	82,778
Hyatt Hotels Corp., Class A	41	2,975
Marriott International, Inc., Class A	2,028	253,683
Marriott Vacations Worldwide Corp.	121	11,314
Planet Fitness, Inc., Class A (2)	600	41,232
Royal Caribbean Cruises Ltd.	123	14,098
Six Flags Entertainment Corp.	435	21,467
Starbucks Corp.	7,822	581,488
Texas Roadhouse, Inc.	568	35,324
Vail Resorts, Inc.	236	51,283
Wendy’s Co. (The)	708	12,666
Wyndham Destinations, Inc.	196	7,936
Wyndham Hotels & Resorts, Inc.	660	32,993
Yum China Holdings, Inc.	3,254	146,137
Yum! Brands, Inc.	2,689	268,389
		1,955,276

Household Durables - 0.0% (1)
Leggett & Platt, Inc.	154	6,502
Mohawk Industries, Inc. (2)	161	20,310
Whirlpool Corp.	52	6,910
		33,722

Household Products - 0.8%
Church & Dwight Co., Inc.	1,290	91,887
Clorox Co. (The)	490	78,625
Colgate-Palmolive Co.	4,588	314,462
Kimberly-Clark Corp.	1,026	127,121
		612,095

Industrial Conglomerates - 1.3%
3M Co.	3,236	672,376
Carlisle Cos., Inc.	475	58,245
Roper Technologies, Inc.	856	292,726
		1,023,347

Insurance - 1.0%
Alleghany Corp. (2)	61	37,356
American International Group, Inc.	2,314	99,641
Arch Capital Group Ltd. (2)	483	15,611

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Arthur J. Gallagher & Co.	75	5,858
Axis Capital Holdings Ltd.	391	21,419
Brown & Brown, Inc.	661	19,506
Erie Indemnity Co., Class A	52	9,283
Hartford Financial Services Group, Inc. (The)	1,862	92,579
Kemper Corp.	125	9,517
Marsh & McLennan Cos., Inc.	2,270	213,153
Primerica, Inc.	125	15,269
Progressive Corp. (The)	1,556	112,172
RenaissanceRe Holdings Ltd.	250	35,875
Selective Insurance Group, Inc.	112	7,087
Willis Towers Watson plc	480	84,312
		778,638

Interactive Media & Services - 5.4%
Alphabet, Inc., Class A (2)	3,353	3,946,112
IAC/InterActiveCorp (2)	503	105,685
Match Group, Inc. (3)	234	13,247
TripAdvisor, Inc. (2)	656	33,751
Twitter, Inc. (2)	4,835	158,975
Yelp, Inc. (2)	484	16,698
		4,274,468

Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (2)	2,213	3,940,800
Booking Holdings, Inc. (2)	289	504,279
eBay, Inc.	5,413	201,039
Etsy, Inc. (2)	730	49,070
Expedia Group, Inc.	747	88,893
GrubHub, Inc. (2)	593	41,196
Shutterfly, Inc. (2)	178	7,234
Wayfair, Inc., Class A (2)	374	55,520
		4,888,031

IT Services - 9.0%
Accenture plc, Class A	3,984	701,264
Akamai Technologies, Inc. (2)	988	70,849
Alliance Data Systems Corp.	160	27,997
Amdocs Ltd.	527	28,516
Automatic Data Processing, Inc.	2,348	375,070
Black Knight, Inc. (2)	433	23,599
Booz Allen Hamilton Holding Corp.	457	26,570
Broadridge Financial Solutions, Inc.	782	81,086
Cognizant Technology Solutions Corp., Class A	3,730	270,238
CoreLogic, Inc. (2)	358	13,339
EPAM Systems, Inc. (2)	351	59,365
Fidelity National Information Services, Inc.	1,383	156,417

12 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fiserv, Inc. (2)(3)	2,455	216,727
Gartner, Inc. (2)	658	99,805
Genpact Ltd.	929	32,682
GoDaddy, Inc., Class A (2)	1,063	79,927
International Business Machines Corp.	816	115,138
Jack Henry & Associates, Inc.	502	69,647
MasterCard, Inc., Class A	5,192	1,222,456
MAXIMUS, Inc.	338	23,991
Paychex, Inc.	1,604	128,641
PayPal Holdings, Inc. (2)	7,086	735,810
Sabre Corp.	1,099	23,508
Science Applications International Corp.	168	12,928
Square, Inc., Class A (2)	2,090	156,583
Total System Services, Inc.	1,100	104,511
VeriSign, Inc. (2)	666	120,919
Visa, Inc., Class A	11,867	1,853,507
WEX, Inc. (2)	260	49,917
Worldplay, Inc., Class A (2)	1,993	226,205
		7,107,212

Leisure Products - 0.1%
Brunswick Corp.	471	23,706
Hasbro, Inc.	618	52,542
		76,248

Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	2,760	221,849
Bio-Rad Laboratories, Inc., Class A (2)	44	13,450
Bio-Techne Corp.	348	69,095
Bruker Corp.	876	33,673
Charles River Laboratories International, Inc. (2)	450	65,363
ICON plc (2)	462	63,100
Illumina, Inc. (2)	1,168	362,886
IQVIA Holdings, Inc. (2)	573	82,426
Mettler-Toledo International, Inc. (2)	207	149,661
PerkinElmer, Inc.	973	93,758
PRA Health Sciences, Inc. (2)	552	60,880
Syneos Health, Inc. (2)	561	29,037
Thermo Fisher Scientific, Inc.	2,587	708,114
Waters Corp. (2)	615	154,802
		2,108,094

Machinery - 3.2%
Allison Transmission Holdings, Inc.	1,069	48,019
Barnes Group, Inc.	579	29,766
Colfax Corp. (2)	203	6,025
Crane Co.	296	25,048

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cummins, Inc.	646	101,984
Deere & Co.	1,413	225,854
Donaldson Co., Inc.	1,913	95,765
Flowserve Corp.	149	6,726
Fortive Corp.	2,961	248,398
Gardner Denver Holdings, Inc. (2)	1,924	53,506
Graco, Inc.	2,223	110,083
IDEX Corp.	922	139,904
Illinois Tool Works, Inc.	2,274	326,387
Ingersoll-Rand plc	732	79,019
ITT, Inc.	438	25,404
Lincoln Electric Holdings, Inc.	541	45,374
Middleby Corp. (The) (2)	744	96,742
Nordson Corp.	649	86,005
Parker-Hannifin Corp.	948	162,696
Proto Labs, Inc. (2)	293	30,806
Snap-on, Inc.	84	13,148
Stanley Black & Decker, Inc.	369	50,247
Toro Co. (The)	1,444	99,405
WABCO Holdings, Inc. (2)	665	87,667
Wabtec Corp.	1,555	114,635
Woodward, Inc.	549	52,095
Xylem, Inc.	2,249	177,761
		2,538,469

Media - 0.4%
AMC Networks, Inc., Class A (2)	115	6,527
Cable One, Inc.	20	19,628
CBS Corp., Class B	1,326	63,025
Discovery, Inc., Class A (2)(3)	3,182	85,978
John Wiley & Sons, Inc., Class A	175	7,738
New York Times Co., (The), Class A (3)	1,068	35,084
Sirius XM Holdings, Inc.	11,482	65,103
		283,083

Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,391	84,331

Multi-Utilities - 0.4%
CMS Energy Corp.	142	7,887
Sempra Energy	2,324	292,498
		300,385
Multiline Retail - 0.2%
Dollar General Corp.	743	88,640
Ollie’s Bargain Outlet Holdings, Inc. (2)(3)	413	35,241
		123,881

14 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,425	235,909

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	10,585	505,010
Catalent, Inc. (2)	1,170	47,490
Eli Lilly & Co.	5,801	752,738
Jazz Pharmaceuticals plc (2)	496	70,903
Merck & Co., Inc.	14,901	1,239,316
Perrigo Co. plc	1,192	57,407
Zoetis, Inc.	3,773	379,828
		3,052,692

Professional Services - 0.7%
ASGN, Inc. (2)	377	23,936
CoStar Group, Inc. (2)	236	110,075
IHS Markit Ltd. (2)	2,587	140,681
Insperity, Inc.	284	35,120
Robert Half International, Inc.	752	49,000
TransUnion	1,012	67,642
TriNet Group, Inc. (2)	242	14,457
Verisk Analytics, Inc.	1,151	153,083
		593,994

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (2)	2,812	139,054
Jones Lang LaSalle, Inc.	207	31,915
		170,969

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	657	66,547
Kansas City Southern	141	16,353
Knight-Swift Transportation Holdings, Inc.	315	10,294
Landstar System, Inc.	359	39,271
Old Dominion Freight Line, Inc.	540	77,971
Schneider National, Inc., Class B	118	2,484
Union Pacific Corp.	2,124	355,133
		568,053

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (2)	5,639	143,907
Analog Devices, Inc.	2,401	252,753
Applied Materials, Inc.	6,113	242,442
Broadcom, Inc.	2,501	752,076
Cree, Inc. (2)(3)	535	30,613
Cypress Semiconductor Corp.	1,295	19,321

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Entegris, Inc.	1,093	39,009
First Solar, Inc. (2)	128	6,763
Integrated Device Technology, Inc. (2)	790	38,702
Intel Corp.	17,807	956,236
KLA-Tencor Corp.	1,013	120,962
Lam Research Corp.	1,005	179,905
Marvell Technology Group Ltd.	1,759	34,986
Maxim Integrated Products, Inc.	1,719	91,399
Microchip Technology, Inc. (3)	1,547	128,339
Micron Technology, Inc. (2)	2,131	88,074
MKS Instruments, Inc.	434	40,384
Monolithic Power Systems, Inc.	280	37,937
NVIDIA Corp.	3,681	660,960
ON Semiconductor Corp. (2)	2,945	60,579
Qorvo, Inc. (2)	656	47,055
Semtech Corp. (2)	537	27,339
Silicon Laboratories, Inc. (2)	317	25,633
Skyworks Solutions, Inc.	1,141	94,110
Teradyne, Inc.	1,234	49,163
Texas Instruments, Inc.	5,998	636,208
Universal Display Corp.	227	34,697
Versum Materials, Inc.	1,571	79,037
Xilinx, Inc.	1,471	186,508
		5,105,097

Software - 12.7%
2U, Inc. (2)(3)	361	25,577
Adobe, Inc. (2)	3,020	804,800
ANSYS, Inc. (2)	548	100,125
Aspen Technology, Inc. (2)	444	46,291
Autodesk, Inc. (2)	107	16,673
Blackbaud, Inc.	369	29,420
Cadence Design Systems, Inc. (2)	1,737	110,317
CDK Global, Inc.	881	51,820
Citrix Systems, Inc.	815	81,223
Ellie Mae, Inc. (2)	204	20,133
Fair Isaac Corp. (2)	187	50,795
FireEye, Inc. (2)(3)	765	12,844
Fortinet, Inc. (2)	1,008	84,642
Guidewire Software, Inc. (2)	575	55,867
HubSpot, Inc. (2)	100	16,621
Intuit, Inc.	1,603	419,040
j2 Global, Inc.	355	30,743
LogMeIn, Inc.	296	23,710
Microsoft Corp.	40,469	4,772,914

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New Relic, Inc. (2)	257	25,366
Nuance Communications, Inc. (2)	2,086	35,316
Oracle Corp.	14,795	794,639
Palo Alto Networks, Inc. (2)	620	150,586
Paycom Software, Inc. (2)	291	55,037
Pegasystems, Inc.	232	15,080
Proofpoint, Inc. (2)	389	47,236
PTC, Inc. (2)	692	63,789
RealPage, Inc. (2)	559	33,926
Red Hat, Inc. (2)	1,131	206,634
RingCentral, Inc., Class A (2)	454	48,941
Salesforce.com, Inc. (2)	4,692	743,072
ServiceNow, Inc. (2)	1,188	292,830
Splunk, Inc. (2)	996	124,102
SS&C Technologies Holdings, Inc.	1,493	95,089
Synopsys, Inc. (2)	876	100,871
Tableau Software, Inc., Class A (2)	446	56,767
Teradata Corp. (2)	473	20,646
Trade Desk, Inc. (The), Class A (2)	246	48,696
Ultimate Software Group, Inc. (The) (2)	200	66,026
VMware, Inc., Class A	537	96,934
Workday, Inc., Class A (2)	1,057	203,842
Zendesk, Inc. (2)	270	22,950
		10,101,930

Specialty Retail - 4.1%
Advance Auto Parts, Inc.	47	8,015
American Eagle Outfitters, Inc.	548	12,149
AutoZone, Inc. (2)	155	158,739
Burlington Stores, Inc. (2)	498	78,027
CarMax, Inc. (2)(3)	403	28,129
Five Below, Inc. (2)	327	40,630
Floor & Decor Holdings, Inc., Class A (2)(3)	550	22,671
Foot Locker, Inc.	232	14,059
Home Depot, Inc. (The)	6,532	1,253,425
Lowe’s Cos., Inc.	4,120	451,016
Michaels Cos., Inc. (The) (2)	491	5,607
O’Reilly Automotive, Inc. (2)	520	201,916
Ross Stores, Inc.	2,465	229,492
Tiffany & Co.	572	60,375
TJX Cos., Inc. (The)	8,095	430,735
Tractor Supply Co.	703	68,725
Ulta Beauty, Inc. (2)	386	134,610
Urban Outfitters, Inc. (2)	347	10,285
Williams-Sonoma, Inc.	117	6,584
		3,215,189

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	24,984	4,745,711
NCR Corp. (2)	424	11,571
NetApp, Inc.	1,672	115,936
Western Digital Corp.	1,876	90,161
		4,963,379

Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (2)	856	39,162
Carter’s, Inc.	282	28,423
Columbia Sportswear Co.	151	15,731
Deckers Outdoor Corp. (2)	212	31,162
Hanesbrands, Inc.	2,158	38,585
lululemon Athletica, Inc. (2)	743	121,755
NIKE, Inc., Class B	6,499	547,281
PVH Corp.	87	10,610
Ralph Lauren Corp.	244	31,642
Skechers U.S.A., Inc., Class A (2)	664	22,317
Tapestry, Inc.	1,566	50,879
Under Armour, Inc., Class A (2)	1,864	39,405
VF Corp.	1,770	153,831
Wolverine World Wide, Inc.	731	26,118
		1,156,901

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (2)	559	24,288
LendingTree, Inc. (2)	44	15,469
Radian Group, Inc.	345	7,155
TFS Financial Corp.	442	7,280
		54,192

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,818	116,915
HD Supply Holdings, Inc. (2)	2,513	108,938
MSC Industrial Direct Co., Inc., Class A	235	19,437
United Rentals, Inc. (2)	531	60,667
Univar, Inc. (2)	430	9,529
W.W. Grainger, Inc.	517	155,581
		471,067

Water Utilities - 0.1%
American Water Works Co., Inc.	702	73,191
Aqua America, Inc.	400	14,576
		87,767

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Financial Bankshares, Inc. (3)	282	16,294
First Horizon National Corp.	376	5,256
First Republic Bank	496	49,828
Glacier Bancorp, Inc.	156	6,251
Home BancShares, Inc.	294	5,166
Investors Bancorp, Inc.	540	6,399
M&T Bank Corp.	39	6,124
Pinnacle Financial Partners, Inc. (3)	168	9,190
Popular, Inc.	136	7,090
Signature Bank	236	30,224
South State Corp.	82	5,604
Sterling Bancorp	451	8,402
SVB Financial Group (2)	304	67,597
Synovus Financial Corp.	531	18,245
Texas Capital Bancshares, Inc. (2)	191	10,427
Webster Financial Corp.	274	13,884
Western Alliance Bancorp (2)	513	21,054
Wintrust Financial Corp.	77	5,184
Zions BanCorp NA	128	5,812
		765,167

Beverages - 2.0%
Coca-Cola Co. (The)	22,276	1,043,853
Keurig Dr Pepper, Inc.	1,324	37,032
PepsiCo, Inc.	4,272	523,534
		1,604,419

Biotechnology - 5.6%
AbbVie, Inc.	9,170	739,010
Alexion Pharmaceuticals, Inc. (2)	2,034	274,956
Alkermes plc (2)	1,053	38,424
Amgen, Inc.	3,967	753,651
Amicus Therapeutics, Inc. (2)(3)	1,308	17,789
Array BioPharma, Inc. (2)(3)	1,491	36,350
Biogen, Inc. (2)	1,447	342,042
BioMarin Pharmaceutical, Inc. (2)	1,481	131,557
Celgene Corp. (2)	4,914	463,587
Exact Sciences Corp. (2)(3)	843	73,021
Exelixis, Inc. (2)	2,323	55,287
Gilead Sciences, Inc.	6,930	450,519
Incyte Corp. (2)	1,509	129,789
Ionis Pharmaceuticals, Inc. (2)	1,157	93,914
Ligand Pharmaceuticals, Inc. (2)	208	26,148
Neurocrine Biosciences, Inc. (2)	518	45,636
Regeneron Pharmaceuticals, Inc. (2)	701	287,845
Sarepta Therapeutics, Inc. (2)	580	69,130

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Seattle Genetics, Inc. (2)(3)	229	16,772
United Therapeutics Corp. (2)	286	33,568
Vertex Pharmaceuticals, Inc. (2)	2,041	375,442
		4,454,437

Building Products - 0.4%
Allegion plc	1,268	115,020
Armstrong World Industries, Inc.	209	16,599
Fortune Brands Home & Security, Inc.	662	31,518
Masco Corp.	1,321	51,929
Owens Corning	874	41,183
Trex Co., Inc. (2)	366	22,516
USG Corp.	1,138	49,275
		328,040

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	98	10,497
BlackRock, Inc.	123	52,567
Cboe Global Markets, Inc.	698	66,617
Charles Schwab Corp. (The)	7,614	325,575
CME Group, Inc.	426	70,111
E*Trade Financial Corp.	1,478	68,624
Evercore, Inc., Class A	290	26,390
FactSet Research Systems, Inc. (3)	271	67,281
Franklin Resources, Inc.	848	28,103
Houlihan Lokey, Inc.	244	11,187
Interactive Brokers Group, Inc., Class A	435	22,568
Intercontinental Exchange, Inc.	1,424	108,423
LPL Financial Holdings, Inc.	240	16,716
MarketAxess Holdings, Inc.	284	69,887
Moelis & Co., Class A	207	8,613
Moody’s Corp.	1,150	208,253
Morningstar, Inc.	167	21,040
MSCI, Inc.	579	115,128
Nasdaq, Inc.	373	32,634
Northern Trust Corp.	365	33,000
Raymond James Financial, Inc.	291	23,399
S&P Global, Inc.	1,766	371,831
SEI Investments Co.	730	38,143
State Street Corp.	26	1,711
Stifel Financial Corp.	200	10,552
T. Rowe Price Group, Inc.	1,529	153,083
TD Ameritrade Holding Corp.	1,821	91,032
		2,052,965

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,005	191,915
Axalta Coating Systems Ltd. (2)	3,146	79,311
Ecolab, Inc.	1,179	208,140
International Flavors & Fragrances, Inc. (3)	944	121,578
PPG Industries, Inc.	128	14,447
Sherwin-Williams Co. (The)	739	318,295
		933,686

Commercial Services & Supplies - 0.7%
Cintas Corp.	566	114,394
Copart, Inc. (2)	1,230	74,526
Deluxe Corp.	100	4,372
KAR Auction Services, Inc.	561	28,785
MSA Safety, Inc.	500	51,700
Republic Services, Inc.	467	37,537
UniFirst Corp.	79	12,127
Waste Management, Inc.	2,054	213,431
		536,872

Communications Equipment - 2.3%
Arista Networks, Inc. (2)	361	113,520
ARRIS International plc (2)	266	8,408
Cisco Systems, Inc.	25,180	1,359,468
CommScope Holding Co., Inc. (2)	756	16,428
F5 Networks, Inc. (2)	391	61,360
Juniper Networks, Inc.	1,931	51,114
Lumentum Holdings, Inc. (2)	241	13,626
Motorola Solutions, Inc.	1,096	153,900
ViaSat, Inc. (2)(3)	208	16,120
		1,793,944

Construction & Engineering - 0.0% (1)
EMCOR Group, Inc.	88	6,431
Quanta Services, Inc.	233	8,793
Valmont Industries, Inc.	87	11,319
		26,543

Consumer Finance - 0.5%
American Express Co.	2,732	298,608
Credit Acceptance Corp. (2)	78	35,251
Discover Financial Services	177	12,595
FirstCash, Inc.	183	15,829
Green Dot Corp., Class A (2)	237	14,374
SLM Corp.	2,022	20,038
		396,695

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 0.4%
AptarGroup, Inc.	454	48,301
Ardagh Group S.A.	437	5,681
Avery Dennison Corp.	733	82,829
Ball Corp.	1,293	74,813
Berry Global Group, Inc. (2)	908	48,914
Crown Holdings, Inc. (2)	506	27,612
Sealed Air Corp.	1,060	48,824
		336,974

Distributors - 0.1%
LKQ Corp. (2)	956	27,131
Pool Corp.	300	49,491
		76,622

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (2)	342	43,472
frontdoor, Inc. (2)	340	11,703
Grand Canyon Education, Inc. (2)	342	39,162
H&R Block, Inc.	1,126	26,956
Service Corp. International	344	13,812
ServiceMaster Global Holdings, Inc. (2)	866	40,442
Weight Watchers International, Inc. (2)	424	8,544
		184,091

Diversified Financial Services - 0.0% (1)
Voya Financial, Inc.	464	23,182

Diversified Telecommunication Services - 0.0% (1)
Zayo Group Holdings, Inc. (2)	1,367	38,850

Electrical Equipment - 0.8%
Acuity Brands, Inc.	294	35,283
AMETEK, Inc.	2,369	196,556
Emerson Electric Co.	1,583	108,388
EnerSys	164	10,686
Hubbell, Inc.	277	32,681
nVent Electric plc	1,479	39,903
Regal-Beloit Corp.	83	6,795
Rockwell Automation, Inc.	1,309	229,677
		659,969

Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	758	73,049
Coherent, Inc. (2)(3)	174	24,659
Corning, Inc.	5,174	171,259
Dolby Laboratories, Inc., Class A	416	26,196

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
FLIR Systems, Inc.	792	37,683
IPG Photonics Corp. (2)	225	34,151
Jabil, Inc.	238	6,329
Keysight Technologies, Inc. (2)	2,407	209,890
National Instruments Corp.	1,259	55,849
Trimble, Inc. (2)	3,486	140,834
Zebra Technologies Corp., Class A (2)	336	70,402
		850,301

Entertainment - 1.3%
Activision Blizzard, Inc.	4,890	222,642
Electronic Arts, Inc. (2)	1,919	195,028
Liberty Media Corp-Liberty Formula One, Class A (2)	203	6,910
Live Nation Entertainment, Inc. (2)	896	56,932
Madison Square Garden Co. (The), Class A (2)	81	23,743
Take-Two Interactive Software, Inc. (2)	737	69,551
Walt Disney Co. (The)	3,566	395,933
World Wrestling Entertainment, Inc., Class A (3)	256	22,215
Zynga, Inc., Class A (2)	4,090	21,800
		1,014,754

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	128	30,994
Sysco Corp.	1,391	92,863
		123,857

Food Products - 0.5%
Bunge Ltd.	1,263	67,027
Campbell Soup Co.	374	14,261
Flowers Foods, Inc.	330	7,035
Hershey Co. (The)	643	73,836
Hormel Foods Corp. (3)	1,278	57,203
Ingredion, Inc.	67	6,344
Kellogg Co.	460	26,395
Lamb Weston Holdings, Inc.	1,295	97,047
Lancaster Colony Corp.	143	22,407
McCormick & Co., Inc.	374	56,336
		427,891

Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	10,524	841,289
ABIOMED, Inc. (2)	395	112,808
Align Technology, Inc. (2)	685	194,766
Becton Dickinson and Co.	1,849	461,751
Boston Scientific Corp. (2)	10,274	394,316
Cantel Medical Corp.	497	33,244
Cooper Cos., Inc. (The)	450	133,276

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Danaher Corp.	2,520	332,690
DENTSPLY SIRONA, Inc.	51	2,529
DexCom, Inc. (2)	745	88,730
Edwards Lifesciences Corp. (2)	1,729	330,810
Globus Medical, Inc., Class A (2)	664	32,808
Haemonetics Corp. (2)	451	39,453
Hill-Rom Holdings, Inc.	495	52,401
Hologic, Inc. (2)	2,309	111,756
ICU Medical, Inc. (2)	187	44,755
IDEXX Laboratories, Inc. (2)	730	163,228
Inogen, Inc. (2)	181	17,262
Insulet Corp. (2)	507	48,211
Masimo Corp. (2)	430	59,460
Neogen Corp. (2)	357	20,488
Penumbra, Inc. (2)	283	41,604
ResMed, Inc.	1,206	125,388
Teleflex, Inc.	389	117,540
Varian Medical Systems, Inc. (2)	710	100,621
West Pharmaceutical Services, Inc.	590	65,018
		3,966,202

Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (2)	170	4,983
Centene Corp. (2)	762	40,462
Chemed Corp.	135	43,209
Covetrus, Inc. (2)(3)	330	10,511
DaVita, Inc. (2)	686	37,243
Encompass Health Corp.	620	36,208
HCA Healthcare, Inc.	1,290	168,190
HealthEquity, Inc. (2)(3)	490	36,250
Henry Schein, Inc. (2)	825	49,591
Humana, Inc.	503	133,798
Laboratory Corp. of America Holdings (2)	529	80,926
Molina Healthcare, Inc. (2)	310	44,008
Premier, Inc., Class A (2)	569	19,625
Quest Diagnostics, Inc.	286	25,717
WellCare Health Plans, Inc. (2)	308	83,083
		813,804

Health Care Technology - 0.3%
Cerner Corp. (2)	1,905	108,985
Medidata Solutions, Inc. (2)	484	35,448
Veeva Systems, Inc., Class A (2)	820	104,025
		248,458

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (2)	227	161,240
Choice Hotels International, Inc. (3)	220	17,103
Darden Restaurants, Inc.	313	38,020
Domino’s Pizza, Inc.	404	104,273
Dunkin’ Brands Group, Inc.	701	52,645
Hilton Grand Vacations, Inc. (2)	591	18,232
Hilton Worldwide Holdings, Inc.	996	82,778
Hyatt Hotels Corp., Class A	41	2,975
Marriott International, Inc., Class A	2,028	253,683
Marriott Vacations Worldwide Corp.	121	11,314
Planet Fitness, Inc., Class A (2)	600	41,232
Royal Caribbean Cruises Ltd.	123	14,098
Six Flags Entertainment Corp.	435	21,467
Starbucks Corp.	7,822	581,488
Texas Roadhouse, Inc.	568	35,324
Vail Resorts, Inc.	236	51,283
Wendy’s Co. (The)	708	12,666
Wyndham Destinations, Inc.	196	7,936
Wyndham Hotels & Resorts, Inc.	660	32,993
Yum China Holdings, Inc.	3,254	146,137
Yum! Brands, Inc.	2,689	268,389
		1,955,276

Household Durables - 0.0% (1)
Leggett & Platt, Inc.	154	6,502
Mohawk Industries, Inc. (2)	161	20,310
Whirlpool Corp.	52	6,910
		33,722

Household Products - 0.8%
Church & Dwight Co., Inc.	1,290	91,887
Clorox Co. (The)	490	78,625
Colgate-Palmolive Co.	4,588	314,462
Kimberly-Clark Corp.	1,026	127,121
		612,095

Industrial Conglomerates - 1.3%
3M Co.	3,236	672,376
Carlisle Cos., Inc.	475	58,245
Roper Technologies, Inc.	856	292,726
		1,023,347

Insurance - 1.0%
Alleghany Corp. (2)	61	37,356
American International Group, Inc.	2,314	99,641
Arch Capital Group Ltd. (2)	483	15,611

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Arthur J. Gallagher & Co.	75	5,858
Axis Capital Holdings Ltd.	391	21,419
Brown & Brown, Inc.	661	19,506
Erie Indemnity Co., Class A	52	9,283
Hartford Financial Services Group, Inc. (The)	1,862	92,579
Kemper Corp.	125	9,517
Marsh & McLennan Cos., Inc.	2,270	213,153
Primerica, Inc.	125	15,269
Progressive Corp. (The)	1,556	112,172
RenaissanceRe Holdings Ltd.	250	35,875
Selective Insurance Group, Inc.	112	7,087
Willis Towers Watson plc	480	84,312
		778,638

Interactive Media & Services - 5.4%
Alphabet, Inc., Class A (2)	3,353	3,946,112
IAC/InterActiveCorp (2)	503	105,685
Match Group, Inc. (3)	234	13,247
TripAdvisor, Inc. (2)	656	33,751
Twitter, Inc. (2)	4,835	158,975
Yelp, Inc. (2)	484	16,698
		4,274,468

Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (2)	2,213	3,940,800
Booking Holdings, Inc. (2)	289	504,279
eBay, Inc.	5,413	201,039
Etsy, Inc. (2)	730	49,070
Expedia Group, Inc.	747	88,893
GrubHub, Inc. (2)	593	41,196
Shutterfly, Inc. (2)	178	7,234
Wayfair, Inc., Class A (2)	374	55,520
		4,888,031

IT Services - 9.0%
Accenture plc, Class A	3,984	701,264
Akamai Technologies, Inc. (2)	988	70,849
Alliance Data Systems Corp.	160	27,997
Amdocs Ltd.	527	28,516
Automatic Data Processing, Inc.	2,348	375,070
Black Knight, Inc. (2)	433	23,599
Booz Allen Hamilton Holding Corp.	457	26,570
Broadridge Financial Solutions, Inc.	782	81,086
Cognizant Technology Solutions Corp., Class A	3,730	270,238
CoreLogic, Inc. (2)	358	13,339
EPAM Systems, Inc. (2)	351	59,365
Fidelity National Information Services, Inc.	1,383	156,417

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fiserv, Inc. (2)(3)	2,455	216,727
Gartner, Inc. (2)	658	99,805
Genpact Ltd.	929	32,682
GoDaddy, Inc., Class A (2)	1,063	79,927
International Business Machines Corp.	816	115,138
Jack Henry & Associates, Inc.	502	69,647
MasterCard, Inc., Class A	5,192	1,222,456
MAXIMUS, Inc.	338	23,991
Paychex, Inc.	1,604	128,641
PayPal Holdings, Inc. (2)	7,086	735,810
Sabre Corp.	1,099	23,508
Science Applications International Corp.	168	12,928
Square, Inc., Class A (2)	2,090	156,583
Total System Services, Inc.	1,100	104,511
VeriSign, Inc. (2)	666	120,919
Visa, Inc., Class A	11,867	1,853,507
WEX, Inc. (2)	260	49,917
Worldplay, Inc., Class A (2)	1,993	226,205
		7,107,212

Leisure Products - 0.1%
Brunswick Corp.	471	23,706
Hasbro, Inc.	618	52,542
		76,248

Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	2,760	221,849
Bio-Rad Laboratories, Inc., Class A (2)	44	13,450
Bio-Techne Corp.	348	69,095
Bruker Corp.	876	33,673
Charles River Laboratories International, Inc. (2)	450	65,363
ICON plc (2)	462	63,100
Illumina, Inc. (2)	1,168	362,886
IQVIA Holdings, Inc. (2)	573	82,426
Mettler-Toledo International, Inc. (2)	207	149,661
PerkinElmer, Inc.	973	93,758
PRA Health Sciences, Inc. (2)	552	60,880
Syneos Health, Inc. (2)	561	29,037
Thermo Fisher Scientific, Inc.	2,587	708,114
Waters Corp. (2)	615	154,802
		2,108,094

Machinery - 3.2%
Allison Transmission Holdings, Inc.	1,069	48,019
Barnes Group, Inc.	579	29,766
Colfax Corp. (2)	203	6,025
Crane Co.	296	25,048

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cummins, Inc.	646	101,984
Deere & Co.	1,413	225,854
Donaldson Co., Inc.	1,913	95,765
Flowserve Corp.	149	6,726
Fortive Corp.	2,961	248,398
Gardner Denver Holdings, Inc. (2)	1,924	53,506
Graco, Inc.	2,223	110,083
IDEX Corp.	922	139,904
Illinois Tool Works, Inc.	2,274	326,387
Ingersoll-Rand plc	732	79,019
ITT, Inc.	438	25,404
Lincoln Electric Holdings, Inc.	541	45,374
Middleby Corp. (The) (2)	744	96,742
Nordson Corp.	649	86,005
Parker-Hannifin Corp.	948	162,696
Proto Labs, Inc. (2)	293	30,806
Snap-on, Inc.	84	13,148
Stanley Black & Decker, Inc.	369	50,247
Toro Co. (The)	1,444	99,405
WABCO Holdings, Inc. (2)	665	87,667
Wabtec Corp.	1,555	114,635
Woodward, Inc.	549	52,095
Xylem, Inc.	2,249	177,761
		2,538,469

Media - 0.4%
AMC Networks, Inc., Class A (2)	115	6,527
Cable One, Inc.	20	19,628
CBS Corp., Class B	1,326	63,025
Discovery, Inc., Class A (2)(3)	3,182	85,978
John Wiley & Sons, Inc., Class A	175	7,738
New York Times Co., (The), Class A (3)	1,068	35,084
Sirius XM Holdings, Inc.	11,482	65,103
		283,083

Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,391	84,331

Multi-Utilities - 0.4%
CMS Energy Corp.	142	7,887
Sempra Energy	2,324	292,498
		300,385
Multiline Retail - 0.2%
Dollar General Corp.	743	88,640
Ollie’s Bargain Outlet Holdings, Inc. (2)(3)	413	35,241
		123,881

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,425	235,909

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	10,585	505,010
Catalent, Inc. (2)	1,170	47,490
Eli Lilly & Co.	5,801	752,738
Jazz Pharmaceuticals plc (2)	496	70,903
Merck & Co., Inc.	14,901	1,239,316
Perrigo Co. plc	1,192	57,407
Zoetis, Inc.	3,773	379,828
		3,052,692

Professional Services - 0.7%
ASGN, Inc. (2)	377	23,936
CoStar Group, Inc. (2)	236	110,075
IHS Markit Ltd. (2)	2,587	140,681
Insperity, Inc.	284	35,120
Robert Half International, Inc.	752	49,000
TransUnion	1,012	67,642
TriNet Group, Inc. (2)	242	14,457
Verisk Analytics, Inc.	1,151	153,083
		593,994

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (2)	2,812	139,054
Jones Lang LaSalle, Inc.	207	31,915
		170,969

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	657	66,547
Kansas City Southern	141	16,353
Knight-Swift Transportation Holdings, Inc.	315	10,294
Landstar System, Inc.	359	39,271
Old Dominion Freight Line, Inc.	540	77,971
Schneider National, Inc., Class B	118	2,484
Union Pacific Corp.	2,124	355,133
		568,053

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (2)	5,639	143,907
Analog Devices, Inc.	2,401	252,753
Applied Materials, Inc.	6,113	242,442
Broadcom, Inc.	2,501	752,076
Cree, Inc. (2)(3)	535	30,613
Cypress Semiconductor Corp.	1,295	19,321

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Entegris, Inc.	1,093	39,009
First Solar, Inc. (2)	128	6,763
Integrated Device Technology, Inc. (2)	790	38,702
Intel Corp.	17,807	956,236
KLA-Tencor Corp.	1,013	120,962
Lam Research Corp.	1,005	179,905
Marvell Technology Group Ltd.	1,759	34,986
Maxim Integrated Products, Inc.	1,719	91,399
Microchip Technology, Inc. (3)	1,547	128,339
Micron Technology, Inc. (2)	2,131	88,074
MKS Instruments, Inc.	434	40,384
Monolithic Power Systems, Inc.	280	37,937
NVIDIA Corp.	3,681	660,960
ON Semiconductor Corp. (2)	2,945	60,579
Qorvo, Inc. (2)	656	47,055
Semtech Corp. (2)	537	27,339
Silicon Laboratories, Inc. (2)	317	25,633
Skyworks Solutions, Inc.	1,141	94,110
Teradyne, Inc.	1,234	49,163
Texas Instruments, Inc.	5,998	636,208
Universal Display Corp.	227	34,697
Versum Materials, Inc.	1,571	79,037
Xilinx, Inc.	1,471	186,508
		5,105,097

Software - 12.7%
2U, Inc. (2)(3)	361	25,577
Adobe, Inc. (2)	3,020	804,800
ANSYS, Inc. (2)	548	100,125
Aspen Technology, Inc. (2)	444	46,291
Autodesk, Inc. (2)	107	16,673
Blackbaud, Inc.	369	29,420
Cadence Design Systems, Inc. (2)	1,737	110,317
CDK Global, Inc.	881	51,820
Citrix Systems, Inc.	815	81,223
Ellie Mae, Inc. (2)	204	20,133
Fair Isaac Corp. (2)	187	50,795
FireEye, Inc. (2)(3)	765	12,844
Fortinet, Inc. (2)	1,008	84,642
Guidewire Software, Inc. (2)	575	55,867
HubSpot, Inc. (2)	100	16,621
Intuit, Inc.	1,603	419,040
j2 Global, Inc.	355	30,743
LogMeIn, Inc.	296	23,710
Microsoft Corp.	40,469	4,772,914

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New Relic, Inc. (2)	257	25,366
Nuance Communications, Inc. (2)	2,086	35,316
Oracle Corp.	14,795	794,639
Palo Alto Networks, Inc. (2)	620	150,586
Paycom Software, Inc. (2)	291	55,037
Pegasystems, Inc.	232	15,080
Proofpoint, Inc. (2)	389	47,236
PTC, Inc. (2)	692	63,789
RealPage, Inc. (2)	559	33,926
Red Hat, Inc. (2)	1,131	206,634
RingCentral, Inc., Class A (2)	454	48,941
Salesforce.com, Inc. (2)	4,692	743,072
ServiceNow, Inc. (2)	1,188	292,830
Splunk, Inc. (2)	996	124,102
SS&C Technologies Holdings, Inc.	1,493	95,089
Synopsys, Inc. (2)	876	100,871
Tableau Software, Inc., Class A (2)	446	56,767
Teradata Corp. (2)	473	20,646
Trade Desk, Inc. (The), Class A (2)	246	48,696
Ultimate Software Group, Inc. (The) (2)	200	66,026
VMware, Inc., Class A	537	96,934
Workday, Inc., Class A (2)	1,057	203,842
Zendesk, Inc. (2)	270	22,950
		10,101,930

Specialty Retail - 4.1%
Advance Auto Parts, Inc.	47	8,015
American Eagle Outfitters, Inc.	548	12,149
AutoZone, Inc. (2)	155	158,739
Burlington Stores, Inc. (2)	498	78,027
CarMax, Inc. (2)(3)	403	28,129
Five Below, Inc. (2)	327	40,630
Floor & Decor Holdings, Inc., Class A (2)(3)	550	22,671
Foot Locker, Inc.	232	14,059
Home Depot, Inc. (The)	6,532	1,253,425
Lowe’s Cos., Inc.	4,120	451,016
Michaels Cos., Inc. (The) (2)	491	5,607
O’Reilly Automotive, Inc. (2)	520	201,916
Ross Stores, Inc.	2,465	229,492
Tiffany & Co.	572	60,375
TJX Cos., Inc. (The)	8,095	430,735
Tractor Supply Co.	703	68,725
Ulta Beauty, Inc. (2)	386	134,610
Urban Outfitters, Inc. (2)	347	10,285
Williams-Sonoma, Inc.	117	6,584
		3,215,189

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	24,984	4,745,711
NCR Corp. (2)	424	11,571
NetApp, Inc.	1,672	115,936
Western Digital Corp.	1,876	90,161
		4,963,379

Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (2)	856	39,162
Carter’s, Inc.	282	28,423
Columbia Sportswear Co.	151	15,731
Deckers Outdoor Corp. (2)	212	31,162
Hanesbrands, Inc.	2,158	38,585
lululemon Athletica, Inc. (2)	743	121,755
NIKE, Inc., Class B	6,499	547,281
PVH Corp.	87	10,610
Ralph Lauren Corp.	244	31,642
Skechers U.S.A., Inc., Class A (2)	664	22,317
Tapestry, Inc.	1,566	50,879
Under Armour, Inc., Class A (2)	1,864	39,405
VF Corp.	1,770	153,831
Wolverine World Wide, Inc.	731	26,118
		1,156,901

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (2)	559	24,288
LendingTree, Inc. (2)	44	15,469
Radian Group, Inc.	345	7,155
TFS Financial Corp.	442	7,280
		54,192

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,818	116,915
HD Supply Holdings, Inc. (2)	2,513	108,938
MSC Industrial Direct Co., Inc., Class A	235	19,437
United Rentals, Inc. (2)	531	60,667
Univar, Inc. (2)	430	9,529
W.W. Grainger, Inc.	517	155,581
		471,067

Water Utilities - 0.1%
American Water Works Co., Inc.	702	73,191
Aqua America, Inc.	400	14,576
		87,767

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wireless Telecommunication Services - 0.0% (1)
T-Mobile US, Inc. (2)	508	35,103

Total Common Stocks (Cost $58,005,040)		79,003,769

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	86,625	86,625

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $86,625)		86,625

TOTAL INVESTMENTS (Cost $58,091,665) - 99.8%		79,090,394
Other assets and liabilities, net - 0.2%		147,403
NET ASSETS - 100.0%		79,237,797

NOTES TO SCHEDULE OF INVESTMENTS
(1) Amount is less than 0.05%.
(2) Non-income producing security.
(3) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $1,164,113.
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $58,091,665) - including $1,164,113 of securities on loan	$79,090,394
Cash	382,244
Receivable for capital shares sold	31,227
Dividends receivable	42,263
Securities lending income receivable	193
Receivable from affiliate	24,903
Directors’ deferred compensation plan	33,655
Other assets	2,257
Total assets	79,607,136

LIABILITIES
Payable for investments purchased	163,780
Payable for capital shares redeemed	12,288
Deposits for securities loaned	86,625
Payable to affiliates:
Investment advisory fee	7,929
Administrative fee	7,929
Distribution and service fees	3,123
Sub-transfer agency fee	1,710
Directors’ deferred compensation plan	33,655
Accrued expenses	52,300
Total liabilities	369,339
NET ASSETS	$79,237,797

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$58,922,892
Distributable earnings	20,314,905
Total	$79,237,797

NET ASSET VALUE PER SHARE
Class A (based on net assets of $14,917,199 and 531,254 shares outstanding)	$28.08
Class I (based on net assets of $64,320,598 and 2,276,379 shares outstanding)	$28.26

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$29.48
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $26)	$478,963
Interest income	1,853
Securities lending income, net	2,061
Total investment income	482,877

EXPENSES
Investment advisory fee	49,983
Administrative fee	42,970
Distribution and service fees:
Class A	17,070
Directors’ fees and expenses	2,162
Custodian fees	34,602
Transfer agency fees and expenses	19,762
Accounting fees	9,230
Professional fees	18,404
Registration fees	25,766
Reports to shareholders	3,404
Miscellaneous	6,191
Total expenses	229,544
Waiver and/or reimbursement of expenses by affiliate	(124,959)
Reimbursement of expenses-other	(987)
Net expenses	103,598
Net investment income	379,279

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(513,210)

Net change in unrealized appreciation (depreciation) on investment securities	177,078

Net realized and unrealized loss	(336,132)

Net increase in net assets resulting from operations	$43,147
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$379,279	$569,558
Net realized gain (loss)	(513,210)	3,169,430
Net change in unrealized appreciation (depreciation)	177,078	10,385,967
Net increase in net assets resulting from operations	43,147	14,124,955

Distributions to shareholders:
Class A shares	(659,649)	(179,504)
Class I shares	(2,888,632)	(1,025,061)
Total distributions to shareholders	(3,548,281)	(1,204,565)

Capital share transactions:
Class A shares	1,560,653	5,729,907
Class C shares (1)	—	(1,384,779)
Class I shares	6,779,510	8,997,243
Class Y shares (1)	—	(3,565,268)
Net increase in net assets from capital share transactions	8,340,163	9,777,103

TOTAL INCREASE IN NET ASSETS	4,835,029	22,697,493

NET ASSETS
Beginning of period	74,402,768	51,705,275
End of period	$79,237,797	$74,402,768

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

22 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND ANNUAL REPORT

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS A SHARES			2018	2017	2016		2015 (1)
Net asset value, beginning	$29.83		$24.35	$20.66	$18.55		$20.00
Income from investment operations:
Net investment income (2)	0.11		0.17	0.21	0.15		0.03
Net realized and unrealized gain (loss)	(0.52)		5.84	3.64	2.00		(1.48)
Total from investment operations	(0.41)		6.01	3.85	2.15		(1.45)
Distributions from:
Net investment income	(0.20)		(0.19)	(0.16)	(0.04)		—
Net realized gain	(1.14)		(0.34)	—	—	(3)	—
Total distributions	(1.34)		(0.53)	(0.16)	(0.04)		—
Total increase (decrease) in net asset value	(1.75)		5.48	3.69	2.11		(1.45)
Net asset value, ending	$28.08		$29.83	$24.35	$20.66		$18.55
Total return (4)	(1.03%)	(5)	25.03%	18.76%	11.63%		(7.25%)	(5)
Ratios to average net assets: (6)
Total expenses	0.84%	(7)	0.82%	1.53%	1.45%		7.70%	(7)
Net expenses	0.54%	(7)	0.57%	0.57%	0.57%		0.57%	(7)
Net investment income	0.80%	(7)	0.63%	0.92%	0.77%		0.60%	(7)
Portfolio turnover	11.00%	(5)	54%	75%	43%		3%	(5)
Net assets, ending (in thousands)	$14,917		$14,036	$6,214	$4,403		$2,100

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS I SHARES			2018	2017	2016		2015 (1)
Net asset value, beginning	$30.02		$24.45	$20.74	$18.57		$20.00
Income from investment operations:
Net investment income (2)	0.15		0.26	0.28	0.22		0.05
Net realized and unrealized gain (loss)	(0.52)		5.87	3.66	2.01		(1.48)
Total from investment operations	(0.37)		6.13	3.94	2.23		(1.43)
Distributions from:
Net investment income	(0.25)		(0.22)	(0.23)	(0.06)		—
Net realized gain	(1.14)		(0.34)	—	—	(3)	—
Total distributions	(1.39)		(0.56)	(0.23)	(0.06)		—
Total increase (decrease) in net asset value	(1.76)		5.57	3.71	2.17		(1.43)
Net asset value, ending	$28.26		$30.02	$24.45	$20.74		$18.57
Total return (4)	(0.86%)	(5)	25.46%	19.20%	12.02%		(7.15%)	(5)
Ratios to average net assets: (6)
Total expenses	0.59%	(7)	0.58%	0.58%	0.61%		7.16%	(7)
Net expenses	0.23%	(7)	0.22%	0.22%	0.22%		0.22%	(7)
Net investment income	1.12%	(7)	0.98%	1.26%	1.12%		0.95%	(7)
Portfolio turnover	11%	(5)	54%	75%	43%		3%	(5)
Net assets, ending (in thousands)	$64,321		$60,367	$40,821	$38,646		$1,964

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

24 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$79,003,769	(1)	$—	$—	79,003,769
Short Term Investment of Cash Collateral for Securities Loaned	86,625		—	—	86,625
Total Investments	$79,090,394		$—	$—	79,090,394

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% (0.15% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $49,983.

26 www.calvert.com CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.49% and 0.24% (0.57% and 0.22% prior to February 1, 2019) of the Fund’s average daily net assets for Class A and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $124,959.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fee of $42,970.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $17,070 for Class A shares.
The Fund was informed that EVD received $5,453 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $3,395 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $987, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $13,136,722 and $7,755,443, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,361,616
Gross unrealized appreciation	$21,664,546
Gross unrealized depreciation	(935,768)
Net unrealized appreciation (depreciation)	$20,728,778
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any

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time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $1,164,113 and the total value of collateral received was $1,177,127, comprised of cash of $86,625 and U.S. Government and/or agencies securities of $1,090,502.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,177,127	$—	$—	$—	$1,177,127
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	101,805	$2,658,194	209,278	$5,642,635
Reinvestment of distributions	24,401	636,373	6,567	168,039
Shares redeemed	(65,453)	(1,733,914)	(60,689)	(1,629,132)
Converted from Class C	—	—	60,153	1,548,365
Net increase	60,753	$1,560,653	215,309	$5,729,907

Class C (1)
Shares sold	—	$—	6,771	$168,220
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(188)	(4,634)
Converted to Class A	—	—	(60,884)	(1,548,365)
Net decrease	—	$—	(54,301)	($1,384,779)

Class I
Shares sold	397,749	$10,370,449	338,223	$9,334,833
Reinvestment of distributions	107,074	2,807,470	39,836	1,022,977
Shares redeemed	(239,452)	(6,398,409)	(189,969)	(5,318,806)
Converted from Class Y	—	—	153,064	3,958,239
Net increase	265,371	$6,779,510	341,154	$8,997,243

Class Y (1)
Shares sold	—	$—	20,856	$526,772
Shares redeemed	—	—	(5,271)	(133,801)
Converted to Class I	—	—	(153,307)	(3,958,239)
Net decrease	—	$—	(137,722)	($3,565,268)

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At March 31, 2019, Calvert Aggressive Allocation Fund, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 57.0% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- and three-year periods ended September 30, 2018 and underperformed the index it is designed to track for the one- and three-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert US Large-Cap Growth Responsible Index Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Large-Cap Growth Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24190 3.31.19

Calvert US Large-Cap Value Responsible Index Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
30	Board of Directors’ Contract Approval
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	-3.00%	2.29%	—%	6.09%
Class A with 4.75% Maximum Sales Charge	—	—	-7.62	-2.58	—	4.73
Class I at NAV	06/19/2015	06/19/2015	-2.82	2.62	—	6.46

Russell 1000® Value Index	—	—	-1.19%	5.67%	7.72%	7.09%
Calvert US Large-Cap Value Responsible Index	—	—	-2.77	2.81	—	6.74

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.71%	0.46%
Net					0.49	0.24

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	30.1%	JPMorgan Chase & Co.	3.2%
Industrials	13.5%	Bank of America Corp.	2.6%
Consumer Staples	11.3%	Procter & Gamble Co. (The)	2.6%
Communication Services	10.2%	Pfizer, Inc.	2.5%
Health Care	10.2%	Verizon Communications, Inc.	2.4%
Consumer Discretionary	8.4%	AT&T, Inc.	2.4%
Information Technology	8.2%	Comcast Corp., Class A	1.8%
Utilities	3.9%	International Business Machines Corp.	1.2%
Materials	3.4%	Walt Disney Co. (The)	1.1%
Energy	0.6%	Costco Wholesale Corp.	1.0%
Real Estate	0.2%	Total	20.8%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/18)	ENDING ACCOUNT VALUE (3/31/19)	EXPENSES PAID DURING PERIOD* (10/1/18 - 3/31/19)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$970.00	$2.65**	0.54%
Class I	$1,000.00	$971.80	$1.13**	0.23%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.24	$2.72**	0.54%
Class I	$1,000.00	$1,023.79	$1.16**	0.23%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.2%
Harris Corp.	3,972	634,368
Hexcel Corp.	1,445	99,936
		734,304

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,779	502,715
Expeditors International of Washington, Inc.	328	24,895
United Parcel Service, Inc., Class B	13,666	1,527,039
		2,054,649

Airlines - 1.8%
Alaska Air Group, Inc.	10,049	563,950
American Airlines Group, Inc.	29,905	949,783
Delta Air Lines, Inc.	30,909	1,596,450
JetBlue Airways Corp. (1)	24,390	399,020
Southwest Airlines Co.	25,099	1,302,889
United Continental Holdings, Inc. (1)	14,516	1,158,087
		5,970,179

Auto Components - 0.7%
Adient plc	9,383	121,604
Aptiv plc	8,923	709,289
Autoliv, Inc.	3,894	286,326
BorgWarner, Inc.	10,790	414,444
Gentex Corp.	2,800	57,904
Lear Corp.	4,841	656,972
Veoneer, Inc. (1)(2)	3,460	79,130
Visteon Corp. (1)	1,786	120,287
		2,445,956

Automobiles - 0.6%
Ford Motor Co.	181,024	1,589,391
Harley-Davidson, Inc. (2)	11,835	422,036
Thor Industries, Inc.	2,054	128,108
		2,139,535

Banks - 14.4%
Associated Banc-Corp.	10,683	228,082
Bank of America Corp.	320,229	8,835,118
Bank of Hawaii Corp.	2,913	229,748
Bank OZK	6,932	200,889

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BankUnited, Inc.	7,306	244,020
BB&T Corp.	34,067	1,585,138
BOK Financial Corp.	2,379	194,007
Cathay General Bancorp	5,130	173,958
Chemical Financial Corp.	4,397	180,981
CIT Group, Inc.	6,919	331,904
Citigroup, Inc.	53,029	3,299,464
Citizens Financial Group, Inc.	28,369	921,993
Columbia Banking System, Inc.	5,963	194,930
Comerica, Inc.	7,665	561,998
Commerce Bancshares, Inc.	5,394	313,176
Cullen/Frost Bankers, Inc.	3,599	349,355
East West Bancorp, Inc.	7,480	358,816
Fifth Third Bancorp	47,794	1,205,355
First Citizens BancShares, Inc., Class A	384	156,365
First Financial Bankshares, Inc. (2)	1,887	109,031
First Hawaiian, Inc.	10,569	275,322
First Horizon National Corp.	21,230	296,795
First Republic Bank	5,933	596,029
FNB Corp.	26,983	286,020
Glacier Bancorp, Inc.	5,210	208,765
Hancock Whitney Corp.	6,103	246,561
Home BancShares, Inc.	8,032	141,122
Huntington Bancshares, Inc.	68,745	871,687
IBERIABANK Corp.	4,255	305,126
Investors Bancorp, Inc.	14,898	176,541
JPMorgan Chase & Co.	106,765	10,807,821
KeyCorp	61,388	966,861
M&T Bank Corp.	7,034	1,104,479
PacWest Bancorp	8,468	318,482
People’s United Financial, Inc.	28,056	461,241
Pinnacle Financial Partners, Inc. (2)	3,813	208,571
PNC Financial Services Group, Inc. (The)	17,796	2,182,857
Popular, Inc.	5,110	266,384
Prosperity Bancshares, Inc.	4,941	341,225
Regions Financial Corp.	65,496	926,768
Signature Bank	1,708	218,744
South State Corp.	2,886	197,229
Sterling Bancorp	10,453	194,739
SunTrust Banks, Inc.	21,873	1,295,975
Synovus Financial Corp.	5,502	189,049
TCF Financial Corp.	12,871	266,301
Texas Capital Bancshares, Inc. (1)	875	47,766
U.S. Bancorp	59,503	2,867,450
UMB Financial Corp.	3,299	211,268
Umpqua Holdings Corp.	16,713	275,765
United Bankshares, Inc.	8,395	304,235

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Valley National Bancorp (2)	21,367	204,696
Webster Financial Corp.	5,068	256,796
Western Alliance Bancorp (1)	1,914	78,551
Wintrust Financial Corp.	2,878	193,776
Zions BanCorp NA	14,106	640,553
		48,105,878

Beverages - 1.1%
Keurig Dr Pepper, Inc.	4,112	115,013
PepsiCo, Inc.	27,895	3,418,532
		3,533,545

Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (1)	4,400	296,736
Alkermes plc (1)	2,225	81,190
Alnylam Pharmaceuticals, Inc. (1)	6,605	617,237
Array BioPharma, Inc. (1)(2)	1,427	34,790
Bluebird Bio, Inc. (1)	4,267	671,327
Blueprint Medicines Corp. (1)	2,852	228,303
Exact Sciences Corp. (1)(2)	2,461	213,172
FibroGen, Inc. (1)	5,752	312,621
Gilead Sciences, Inc.	16,833	1,094,313
Immunomedics, Inc. (1)(2)	12,173	233,843
Neurocrine Biosciences, Inc. (1)	1,964	173,029
Sage Therapeutics, Inc. (1)	3,733	593,734
Seattle Genetics, Inc. (1)(2)	5,681	416,077
Ultragenyx Pharmaceutical, Inc. (1)	3,361	233,119
United Therapeutics Corp. (1)	524	61,502
		5,260,993

Building Products - 0.7%
Armstrong World Industries, Inc.	1,734	137,714
Fortune Brands Home & Security, Inc.	3,564	169,682
Johnson Controls International plc	41,470	1,531,902
Masco Corp.	6,293	247,378
Owens Corning	6,109	287,856
		2,374,532

Capital Markets - 5.6%
Affiliated Managers Group, Inc.	3,338	357,533
Ameriprise Financial, Inc.	8,174	1,047,089
Bank of New York Mellon Corp. (The)	39,595	1,996,776
BlackRock, Inc.	4,355	1,861,196
Charles Schwab Corp. (The)	3,093	132,257
CME Group, Inc.	12,456	2,050,009
E*Trade Financial Corp.	775	35,983
Franklin Resources, Inc.	13,162	436,189

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Goldman Sachs Group, Inc. (The)	13,361	2,565,178
Houlihan Lokey, Inc.	996	45,667
Intercontinental Exchange, Inc.	17,715	1,348,820
Invesco Ltd.	29,240	564,624
Legg Mason, Inc.	6,556	179,438
LPL Financial Holdings, Inc.	3,148	219,258
Moelis & Co., Class A	1,730	71,985
Morgan Stanley	53,176	2,244,027
Nasdaq, Inc.	4,732	414,003
Northern Trust Corp.	10,281	929,505
Raymond James Financial, Inc.	6,148	494,361
State Street Corp.	18,850	1,240,519
Stifel Financial Corp.	3,952	208,508
TD Ameritrade Holding Corp.	978	48,890
Virtu Financial, Inc., Class A	4,340	103,075
		18,594,890

Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,878	1,313,423
Eastman Chemical Co.	10,721	813,509
Ecolab, Inc.	5,159	910,770
International Flavors & Fragrances, Inc. (2)	3,127	402,726
Mosaic Co. (The)	28,821	787,102
PPG Industries, Inc.	11,765	1,327,916
		5,555,446

Commercial Services & Supplies - 0.8%
Deluxe Corp.	3,246	141,915
KAR Auction Services, Inc.	5,260	269,891
Republic Services, Inc.	11,342	911,670
UniFirst Corp.	578	88,723
Waste Management, Inc.	12,130	1,260,428
		2,672,627

Communications Equipment - 0.3%
ARRIS International plc (1)	5,476	173,096
Ciena Corp. (1)	10,494	391,846
CommScope Holding Co., Inc. (1)	3,022	65,668
EchoStar Corp., Class A (1)	3,199	116,604
Juniper Networks, Inc.	1,813	47,990
Lumentum Holdings, Inc. (1)	866	48,964
ViaSat, Inc. (1)(2)	1,877	145,467
		989,635

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Construction & Engineering - 0.3%
EMCOR Group, Inc.	5,336	389,955
Quanta Services, Inc.	12,483	471,108
Valmont Industries, Inc.	1,528	198,793
		1,059,856

Consumer Finance - 2.0%
Ally Financial, Inc.	30,226	830,913
American Express Co.	12,311	1,345,592
Capital One Financial Corp.	20,625	1,684,856
Discover Financial Services	16,365	1,164,534
FirstCash, Inc.	540	46,710
Green Dot Corp., Class A (1)	325	19,711
OneMain Holdings, Inc.	5,831	185,134
SLM Corp.	11,904	117,969
Synchrony Financial	37,863	1,207,830
		6,603,249

Containers & Packaging - 1.2%
AptarGroup, Inc.	2,491	265,017
Ardagh Group S.A.	1,821	23,673
Avery Dennison Corp.	2,297	259,561
Ball Corp.	16,175	935,886
Berry Global Group, Inc. (1)	6,559	353,333
Crown Holdings, Inc. (1)	8,988	490,475
Sealed Air Corp.	7,232	333,106
Sonoco Products Co.	8,855	544,848
WestRock Co.	20,356	780,653
		3,986,552

Distributors - 0.4%
Genuine Parts Co.	9,243	1,035,493
LKQ Corp. (1)	13,184	374,162
		1,409,655

Diversified Consumer Services - 0.3%
Chegg, Inc. (1)	6,651	253,536
frontdoor, Inc. (1)	1,485	51,114
Graham Holdings Co., Class B	287	196,073
H&R Block, Inc. (2)	2,341	56,043
Service Corp. International	10,244	411,296
ServiceMaster Global Holdings, Inc. (1)	971	45,346
		1,013,408

Diversified Financial Services - 0.1%
Voya Financial, Inc.	6,095	304,506

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	250,898	7,868,161
CenturyLink, Inc.	60,915	730,371
Verizon Communications, Inc.	136,301	8,059,478
		16,658,010

Electric Utilities - 1.2%
Alliant Energy Corp.	17,513	825,388
Avangrid, Inc.	4,852	244,298
Eversource Energy	16,990	1,205,441
Portland General Electric Co.	7,655	396,835
Xcel Energy, Inc.	24,130	1,356,347
		4,028,309

Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,323	158,773
AMETEK, Inc.	3,350	277,950
Eaton Corp. plc	19,129	1,541,032
Emerson Electric Co.	23,394	1,601,787
EnerSys	1,233	80,342
Hubbell, Inc.	3,088	364,322
nVent Electric plc	6,686	180,389
Regal-Beloit Corp.	3,510	287,364
		4,491,959

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (1)	5,220	402,253
Avnet, Inc.	6,393	277,264
CDW Corp.	2,206	212,592
Jabil, Inc.	7,986	212,348
National Instruments Corp.	2,416	107,174
SYNNEX Corp.	2,991	285,312
Tech Data Corp. (1)	2,564	262,579
		1,759,522

Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co.	36,669	1,016,465
National Oilwell Varco, Inc.	30,823	821,125
Weatherford International plc (1)(2)	73,902	51,583
		1,889,173

Entertainment - 1.5%
Cinemark Holdings, Inc.	8,040	321,520
Liberty Media Corp-Liberty Formula One, Class A (1)	1,371	46,669
Lions Gate Entertainment Corp., Class A	7,012	109,668

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Madison Square Garden Co. (The), Class A (1)	394	115,493
Viacom, Inc., Class B	28,676	804,935
Walt Disney Co. (The)	33,410	3,709,512
		5,107,797

Food & Staples Retailing - 2.9%
Casey’s General Stores, Inc.	2,602	335,060
Costco Wholesale Corp.	14,531	3,518,536
Kroger Co. (The)	48,530	1,193,838
Performance Food Group Co. (1)	9,143	362,429
Sysco Corp.	18,558	1,238,932
US Foods Holding Corp. (1)	19,950	696,454
Walgreens Boots Alliance, Inc.	37,415	2,367,247
		9,712,496

Food Products - 3.8%
Bunge Ltd.	1,554	82,471
Campbell Soup Co. (2)	11,602	442,384
Conagra Brands, Inc.	37,825	1,049,266
Flowers Foods, Inc.	15,010	320,013
General Mills, Inc.	29,828	1,543,599
Hershey Co. (The)	6,587	756,385
Hormel Foods Corp. (2)	13,623	609,765
Ingredion, Inc.	5,943	562,743
J. M. Smucker Co. (The)	8,137	947,961
Kellogg Co.	15,112	867,127
Kraft Heinz Co. (The)	34,250	1,118,262
Lancaster Colony Corp.	302	47,320
McCormick & Co., Inc.	6,129	923,211
Mondelez International, Inc., Class A	55,268	2,758,979
Post Holdings, Inc. (1)	5,858	640,865
		12,670,351

Gas Utilities - 1.0%
Atmos Energy Corp.	8,600	885,198
New Jersey Resources Corp.	7,932	394,934
ONE Gas, Inc.	4,758	423,605
Southwest Gas Holdings, Inc.	4,718	388,103
Spire, Inc.	4,903	403,468
UGI Corp.	14,707	815,062
		3,310,370

Health Care Equipment & Supplies - 0.8%
Danaher Corp.	14,632	1,931,717
DENTSPLY SIRONA, Inc.	13,036	646,455
Hill-Rom Holdings, Inc.	611	64,680
		2,642,852

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (1)	5,995	175,714
AmerisourceBergen Corp.	11,526	916,548
Anthem, Inc.	9,785	2,808,099
Cardinal Health, Inc.	20,375	981,056
Centene Corp. (1)	18,614	988,403
Covetrus, Inc. (1)(2)	2,937	93,543
CVS Health Corp.	53,039	2,860,393
DaVita, Inc. (1)	4,276	232,144
Encompass Health Corp.	1,560	91,104
HCA Healthcare, Inc.	8,371	1,091,411
Henry Schein, Inc. (1)	4,459	268,031
Humana, Inc.	4,461	1,186,626
Laboratory Corp. of America Holdings (1)	2,491	381,073
Mednax, Inc. (1)	6,954	188,940
Molina Healthcare, Inc. (1)	1,576	223,729
Quest Diagnostics, Inc.	6,866	617,391
WellCare Health Plans, Inc. (1)	1,016	274,066
		13,378,271

Health Care Technology - 0.1%
Teladoc Health, Inc. (1)	5,133	285,395

Hotels, Restaurants & Leisure - 1.4%
Aramark	22,499	664,845
Cracker Barrel Old Country Store, Inc.	2,267	366,370
Darden Restaurants, Inc.	7,297	886,367
Dunkin’ Brands Group, Inc.	742	55,724
Hilton Worldwide Holdings, Inc.	10,874	903,738
Hyatt Hotels Corp., Class A	2,462	178,667
Marriott International, Inc., Class A	264	33,024
Marriott Vacations Worldwide Corp.	1,659	155,117
Royal Caribbean Cruises Ltd.	9,166	1,050,607
Six Flags Entertainment Corp.	522	25,761
Texas Roadhouse, Inc.	549	34,142
Vail Resorts, Inc.	270	58,671
Wendy’s Co. (The)	9,042	161,761
Wyndham Destinations, Inc.	5,127	207,592
		4,782,386

Household Durables - 0.9%
Leggett & Platt, Inc.	5,811	245,340
Lennar Corp., Class A	19,266	945,768
Mohawk Industries, Inc. (1)	2,370	298,976

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Newell Brands, Inc.	29,680	455,291
Toll Brothers, Inc.	11,943	432,337
Whirlpool Corp.	4,106	545,646
		2,923,358

Household Products - 3.4%
Church & Dwight Co., Inc.	4,248	302,585
Clorox Co. (The)	3,183	510,744
Colgate-Palmolive Co.	11,330	776,558
Kimberly-Clark Corp.	10,062	1,246,682
Procter & Gamble Co. (The)	82,259	8,559,049
		11,395,618

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	42,054	611,465

Industrial Conglomerates - 0.4%
3M Co.	4,632	962,437
Carlisle Cos., Inc.	2,689	329,725
Roper Technologies, Inc.	623	213,047
		1,505,209

Insurance - 7.6%
Aflac, Inc.	32,959	1,647,950
Alleghany Corp. (1)	416	254,758
Allstate Corp. (The)	15,447	1,454,798
American Equity Investment Life Holding Co.	6,383	172,469
American Financial Group, Inc.	5,288	508,759
American International Group, Inc.	28,054	1,208,005
American National Insurance Co.	714	86,265
Arch Capital Group Ltd. (1)	22,855	738,674
Arthur J. Gallagher & Co.	11,539	901,196
Assurant, Inc.	3,849	365,309
Assured Guaranty Ltd.	6,480	287,906
Athene Holding Ltd., Class A (1)	12,472	508,858
Axis Capital Holdings Ltd.	1,012	55,437
Brighthouse Financial, Inc. (1)	8,200	297,578
Brown & Brown, Inc.	8,143	240,300
Cincinnati Financial Corp.	10,721	920,934
CNO Financial Group, Inc.	12,824	207,492
Enstar Group Ltd. (1)	1,267	220,458
Erie Indemnity Co., Class A	1,512	269,922
Everest Re Group Ltd.	2,983	644,209
Fidelity National Financial, Inc.	20,003	731,110
First American Financial Corp.	7,727	397,941
Hanover Insurance Group, Inc. (The)	2,978	339,998
Hartford Financial Services Group, Inc. (The)	5,360	266,499

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kemper Corp.	3,319	252,709
Lincoln National Corp.	14,784	867,821
Marsh & McLennan Cos., Inc.	10,366	973,367
MetLife, Inc.	37,081	1,578,538
Old Republic International Corp.	20,575	430,429
Primerica, Inc.	2,415	294,992
Principal Financial Group, Inc.	18,363	921,639
Progressive Corp. (The)	16,742	1,206,931
Prudential Financial, Inc.	18,537	1,703,180
Reinsurance Group of America, Inc.	4,444	630,959
Selective Insurance Group, Inc.	3,694	233,756
Torchmark Corp.	8,057	660,271
Travelers Cos., Inc. (The)	11,928	1,636,045
Unum Group	15,395	520,813
White Mountains Insurance Group Ltd.	227	210,084
Willis Towers Watson plc	3,802	667,821
		25,516,180

Interactive Media & Services - 0.0% (3)
ANGI Homeservices, Inc., Class A (1)(2)	3,566	55,059

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	4,515	167,687
Qurate Retail, Inc. (1)	23,980	383,201
Wayfair, Inc., Class A (1)	447	66,357
		617,245

IT Services - 3.2%
Alliance Data Systems Corp.	2,134	373,407
Amdocs Ltd.	3,979	215,304
Automatic Data Processing, Inc.	4,886	780,489
Black Knight, Inc. (1)	3,132	170,694
Booz Allen Hamilton Holding Corp.	3,927	228,316
Conduent, Inc. (1)	17,143	237,088
CoreLogic, Inc. (1)	1,164	43,371
DXC Technology Co.	16,416	1,055,713
Fidelity National Information Services, Inc.	7,861	889,079
First Data Corp., Class A (1)	38,240	1,004,565
Genpact Ltd.	971	34,160
International Business Machines Corp.	27,566	3,889,562
MAXIMUS, Inc.	431	30,592
Okta, Inc. (1)	6,149	508,707
Paychex, Inc.	4,182	335,396
Sabre Corp.	8,125	173,794
Science Applications International Corp.	1,672	128,660
Twilio, Inc., Class A (1)	5,815	751,182
		10,850,079

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.1%
Brunswick Corp.	751	37,798
Hasbro, Inc.	280	23,805
Mattel, Inc. (1)	22,129	287,677
		349,280

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A (1)	1,230	375,986
IQVIA Holdings, Inc. (1)	6,826	981,920
Thermo Fisher Scientific, Inc.	251	68,704
		1,426,610

Machinery - 4.2%
AGCO Corp.	6,233	433,505
Allison Transmission Holdings, Inc.	5,367	241,086
Barnes Group, Inc.	635	32,645
CNH Industrial NV	86,094	878,159
Colfax Corp. (1)	7,353	218,237
Crane Co.	2,691	227,712
Cummins, Inc.	6,765	1,067,991
Deere & Co.	8,798	1,406,272
Dover Corp.	10,388	974,394
Flowserve Corp.	11,232	507,013
IDEX Corp.	499	75,718
Illinois Tool Works, Inc.	5,106	732,864
Ingersoll-Rand plc	10,620	1,146,429
ITT, Inc.	5,294	307,052
Lincoln Electric Holdings, Inc.	1,134	95,109
Middleby Corp. (The) (1)	243	31,597
Navistar International Corp. (1)	6,646	214,666
Nordson Corp.	452	59,899
Oshkosh Corp.	6,420	482,335
PACCAR, Inc.	18,262	1,244,373
Parker-Hannifin Corp.	5,088	873,203
Pentair plc	16,264	723,911
Snap-on, Inc.	2,564	401,317
Stanley Black & Decker, Inc.	6,432	875,845
Timken Co. (The)	6,337	276,420
WABCO Holdings, Inc. (1)	570	75,143
Wabtec Corp.	2,528	186,364
Woodward, Inc.	1,561	148,123
Xylem, Inc.	2,789	220,443
		14,157,825

Media - 3.3%
Altice USA, Inc., Class A (2)	19,988	429,342
AMC Networks, Inc., Class A (1)	3,040	172,550

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cable One, Inc.	51	50,050
CBS Corp., Class B	11,082	526,727
Comcast Corp., Class A	153,827	6,150,004
DISH Network Corp., Class A (1)	13,048	413,491
GCI Liberty, Inc., Class A (1)	8,004	445,102
Interpublic Group of Cos., Inc. (The)	31,102	653,453
John Wiley & Sons, Inc., Class A	3,627	160,386
Liberty Broadband Corp., Class A (1)	8,376	767,577
Omnicom Group, Inc.	13,534	987,847
Tribune Media Co., Class A	6,290	290,221
		11,046,750

Metals & Mining - 0.6%
Nucor Corp.	18,177	1,060,628
Reliance Steel & Aluminum Co.	6,418	579,288
Steel Dynamics, Inc.	6,714	236,803
		1,876,719

Multi-Utilities - 1.1%
Avista Corp.	6,120	248,595
CenterPoint Energy, Inc.	32,364	993,575
CMS Energy Corp.	17,865	992,222
Consolidated Edison, Inc.	15,709	1,332,280
		3,566,672

Multiline Retail - 1.3%
Dollar General Corp.	8,708	1,038,864
Kohl’s Corp.	11,023	758,052
Macy’s, Inc.	23,077	554,540
Nordstrom, Inc. (2)	8,409	373,191
Target Corp.	22,087	1,772,703
		4,497,350

Personal Products - 0.1%
Coty, Inc., Class A	31,602	363,423

Pharmaceuticals - 3.2%
Allergan plc	13,223	1,935,979
Amneal Pharmaceuticals, Inc. (1)(2)	7,617	107,933
Nektar Therapeutics (1)	13,738	461,597
Pfizer, Inc.	194,404	8,256,338
		10,761,847

Professional Services - 0.4%
IHS Markit Ltd. (1)	505	27,462
ManpowerGroup, Inc.	4,591	379,630

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nielsen Holdings plc	27,935	661,221
Robert Half International, Inc.	362	23,588
TransUnion	1,834	122,585
		1,214,486

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (1)	4,615	228,212
Jones Lang LaSalle, Inc.	2,294	353,689
		581,901

Road & Rail - 2.1%
AMERCO	567	210,646
Avis Budget Group, Inc. (1)	5,654	197,099
Genesee & Wyoming, Inc., Class A (1)	4,787	417,139
Kansas City Southern	6,785	786,924
Knight-Swift Transportation Holdings, Inc.	5,524	180,524
Norfolk Southern Corp.	11,045	2,064,200
Ryder System, Inc.	4,050	251,060
Schneider National, Inc., Class B	4,691	98,746
Union Pacific Corp.	17,027	2,846,914
		7,053,252

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (1)	6,635	169,325
Cree, Inc. (1)	508	29,068
Cypress Semiconductor Corp.	6,072	90,594
First Solar, Inc. (1)	3,159	166,922
Intel Corp.	55,245	2,966,656
Marvell Technology Group Ltd.	25,509	507,374
Maxim Integrated Products, Inc.	807	42,908
Micron Technology, Inc. (1)	39,139	1,617,615
Qorvo, Inc. (1)	957	68,646
Xilinx, Inc.	2,337	296,308
		5,955,416

Software - 1.0%
Autodesk, Inc. (1)	9,768	1,522,050
FireEye, Inc. (1)(2)	2,957	49,648
HubSpot, Inc. (1)	1,006	167,207
Nuance Communications, Inc. (1)	2,881	48,775
Nutanix, Inc., Class A (1)	11,835	446,653
Symantec Corp.	37,786	868,700

Tableau Software, Inc., Class A (1)	662	84,260
Teradata Corp. (1)	1,231	53,733
Zendesk, Inc. (1)	3,087	262,395
		3,503,421

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	4,933	841,225
American Eagle Outfitters, Inc.	7,791	172,727
AutoNation, Inc. (1)	4,121	147,202
AutoZone, Inc. (1)	37	37,892
Best Buy Co., Inc.	15,237	1,082,741
CarMax, Inc. (1)(2)	8,636	602,793
Dick’s Sporting Goods, Inc.	4,743	174,590
Foot Locker, Inc.	5,855	354,813
Gap, Inc. (The)	14,924	390,710
L Brands, Inc.	15,101	416,486
Lowe’s Cos., Inc.	11,544	1,263,722
Michaels Cos., Inc. (The) (1)	3,970	45,337
Penske Automotive Group, Inc.	2,943	131,405
Tiffany & Co.	2,074	218,911
Tractor Supply Co.	503	49,173
Urban Outfitters, Inc. (1)	1,241	36,783
Williams-Sonoma, Inc.	5,038	283,488
		6,249,998

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	75,306	1,161,971
HP, Inc.	75,725	1,471,337
NCR Corp. (1)	3,187	86,973
Pure Storage, Inc., Class A (1)	11,280	245,791
Seagate Technology plc	17,403	833,430
Xerox Corp.	12,720	406,786
		4,206,288

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	521	52,512
Columbia Sportswear Co.	197	20,523
Deckers Outdoor Corp. (1)	213	31,309
PVH Corp.	3,656	445,849
Ralph Lauren Corp.	1,464	189,852
Skechers U.S.A., Inc., Class A (1)	1,654	55,591
Tapestry, Inc.	4,306	139,902
Under Armour, Inc., Class A (1)	10,382	219,475
VF Corp.	4,781	415,517
		1,570,530

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (1)	1,063	46,187
MGIC Investment Corp. (1)	24,223	319,501

www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

18 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BankUnited, Inc.	7,306	244,020
BB&T Corp.	34,067	1,585,138
BOK Financial Corp.	2,379	194,007
Cathay General Bancorp	5,130	173,958
Chemical Financial Corp.	4,397	180,981
CIT Group, Inc.	6,919	331,904
Citigroup, Inc.	53,029	3,299,464
Citizens Financial Group, Inc.	28,369	921,993
Columbia Banking System, Inc.	5,963	194,930
Comerica, Inc.	7,665	561,998
Commerce Bancshares, Inc.	5,394	313,176
Cullen/Frost Bankers, Inc.	3,599	349,355
East West Bancorp, Inc.	7,480	358,816
Fifth Third Bancorp	47,794	1,205,355
First Citizens BancShares, Inc., Class A	384	156,365
First Financial Bankshares, Inc. (2)	1,887	109,031
First Hawaiian, Inc.	10,569	275,322
First Horizon National Corp.	21,230	296,795
First Republic Bank	5,933	596,029
FNB Corp.	26,983	286,020
Glacier Bancorp, Inc.	5,210	208,765
Hancock Whitney Corp.	6,103	246,561
Home BancShares, Inc.	8,032	141,122
Huntington Bancshares, Inc.	68,745	871,687
IBERIABANK Corp.	4,255	305,126
Investors Bancorp, Inc.	14,898	176,541
JPMorgan Chase & Co.	106,765	10,807,821
KeyCorp	61,388	966,861
M&T Bank Corp.	7,034	1,104,479
PacWest Bancorp	8,468	318,482
People’s United Financial, Inc.	28,056	461,241
Pinnacle Financial Partners, Inc. (2)	3,813	208,571
PNC Financial Services Group, Inc. (The)	17,796	2,182,857
Popular, Inc.	5,110	266,384
Prosperity Bancshares, Inc.	4,941	341,225
Regions Financial Corp.	65,496	926,768
Signature Bank	1,708	218,744
South State Corp.	2,886	197,229
Sterling Bancorp	10,453	194,739
SunTrust Banks, Inc.	21,873	1,295,975
Synovus Financial Corp.	5,502	189,049
TCF Financial Corp.	12,871	266,301
Texas Capital Bancshares, Inc. (1)	875	47,766
U.S. Bancorp	59,503	2,867,450
UMB Financial Corp.	3,299	211,268
Umpqua Holdings Corp.	16,713	275,765
United Bankshares, Inc.	8,395	304,235

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Valley National Bancorp (2)	21,367	204,696
Webster Financial Corp.	5,068	256,796
Western Alliance Bancorp (1)	1,914	78,551
Wintrust Financial Corp.	2,878	193,776
Zions BanCorp NA	14,106	640,553
		48,105,878

Beverages - 1.1%
Keurig Dr Pepper, Inc.	4,112	115,013
PepsiCo, Inc.	27,895	3,418,532
		3,533,545

Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (1)	4,400	296,736
Alkermes plc (1)	2,225	81,190
Alnylam Pharmaceuticals, Inc. (1)	6,605	617,237
Array BioPharma, Inc. (1)(2)	1,427	34,790
Bluebird Bio, Inc. (1)	4,267	671,327
Blueprint Medicines Corp. (1)	2,852	228,303
Exact Sciences Corp. (1)(2)	2,461	213,172
FibroGen, Inc. (1)	5,752	312,621
Gilead Sciences, Inc.	16,833	1,094,313
Immunomedics, Inc. (1)(2)	12,173	233,843
Neurocrine Biosciences, Inc. (1)	1,964	173,029
Sage Therapeutics, Inc. (1)	3,733	593,734
Seattle Genetics, Inc. (1)(2)	5,681	416,077
Ultragenyx Pharmaceutical, Inc. (1)	3,361	233,119
United Therapeutics Corp. (1)	524	61,502
		5,260,993

Building Products - 0.7%
Armstrong World Industries, Inc.	1,734	137,714
Fortune Brands Home & Security, Inc.	3,564	169,682
Johnson Controls International plc	41,470	1,531,902
Masco Corp.	6,293	247,378
Owens Corning	6,109	287,856
		2,374,532

Capital Markets - 5.6%
Affiliated Managers Group, Inc.	3,338	357,533
Ameriprise Financial, Inc.	8,174	1,047,089
Bank of New York Mellon Corp. (The)	39,595	1,996,776
BlackRock, Inc.	4,355	1,861,196
Charles Schwab Corp. (The)	3,093	132,257
CME Group, Inc.	12,456	2,050,009
E*Trade Financial Corp.	775	35,983
Franklin Resources, Inc.	13,162	436,189

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Goldman Sachs Group, Inc. (The)	13,361	2,565,178
Houlihan Lokey, Inc.	996	45,667
Intercontinental Exchange, Inc.	17,715	1,348,820
Invesco Ltd.	29,240	564,624
Legg Mason, Inc.	6,556	179,438
LPL Financial Holdings, Inc.	3,148	219,258
Moelis & Co., Class A	1,730	71,985
Morgan Stanley	53,176	2,244,027
Nasdaq, Inc.	4,732	414,003
Northern Trust Corp.	10,281	929,505
Raymond James Financial, Inc.	6,148	494,361
State Street Corp.	18,850	1,240,519
Stifel Financial Corp.	3,952	208,508
TD Ameritrade Holding Corp.	978	48,890
Virtu Financial, Inc., Class A	4,340	103,075
		18,594,890

Chemicals - 1.7%
Air Products & Chemicals, Inc.	6,878	1,313,423
Eastman Chemical Co.	10,721	813,509
Ecolab, Inc.	5,159	910,770
International Flavors & Fragrances, Inc. (2)	3,127	402,726
Mosaic Co. (The)	28,821	787,102
PPG Industries, Inc.	11,765	1,327,916
		5,555,446

Commercial Services & Supplies - 0.8%
Deluxe Corp.	3,246	141,915
KAR Auction Services, Inc.	5,260	269,891
Republic Services, Inc.	11,342	911,670
UniFirst Corp.	578	88,723
Waste Management, Inc.	12,130	1,260,428
		2,672,627

Communications Equipment - 0.3%
ARRIS International plc (1)	5,476	173,096
Ciena Corp. (1)	10,494	391,846
CommScope Holding Co., Inc. (1)	3,022	65,668
EchoStar Corp., Class A (1)	3,199	116,604
Juniper Networks, Inc.	1,813	47,990
Lumentum Holdings, Inc. (1)	866	48,964
ViaSat, Inc. (1)(2)	1,877	145,467
		989,635

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Construction & Engineering - 0.3%
EMCOR Group, Inc.	5,336	389,955
Quanta Services, Inc.	12,483	471,108
Valmont Industries, Inc.	1,528	198,793
		1,059,856

Consumer Finance - 2.0%
Ally Financial, Inc.	30,226	830,913
American Express Co.	12,311	1,345,592
Capital One Financial Corp.	20,625	1,684,856
Discover Financial Services	16,365	1,164,534
FirstCash, Inc.	540	46,710
Green Dot Corp., Class A (1)	325	19,711
OneMain Holdings, Inc.	5,831	185,134
SLM Corp.	11,904	117,969
Synchrony Financial	37,863	1,207,830
		6,603,249

Containers & Packaging - 1.2%
AptarGroup, Inc.	2,491	265,017
Ardagh Group S.A.	1,821	23,673
Avery Dennison Corp.	2,297	259,561
Ball Corp.	16,175	935,886
Berry Global Group, Inc. (1)	6,559	353,333
Crown Holdings, Inc. (1)	8,988	490,475
Sealed Air Corp.	7,232	333,106
Sonoco Products Co.	8,855	544,848
WestRock Co.	20,356	780,653
		3,986,552

Distributors - 0.4%
Genuine Parts Co.	9,243	1,035,493
LKQ Corp. (1)	13,184	374,162
		1,409,655

Diversified Consumer Services - 0.3%
Chegg, Inc. (1)	6,651	253,536
frontdoor, Inc. (1)	1,485	51,114
Graham Holdings Co., Class B	287	196,073
H&R Block, Inc. (2)	2,341	56,043
Service Corp. International	10,244	411,296
ServiceMaster Global Holdings, Inc. (1)	971	45,346
		1,013,408

Diversified Financial Services - 0.1%
Voya Financial, Inc.	6,095	304,506

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	250,898	7,868,161
CenturyLink, Inc.	60,915	730,371
Verizon Communications, Inc.	136,301	8,059,478
		16,658,010

Electric Utilities - 1.2%
Alliant Energy Corp.	17,513	825,388
Avangrid, Inc.	4,852	244,298
Eversource Energy	16,990	1,205,441
Portland General Electric Co.	7,655	396,835
Xcel Energy, Inc.	24,130	1,356,347
		4,028,309

Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,323	158,773
AMETEK, Inc.	3,350	277,950
Eaton Corp. plc	19,129	1,541,032
Emerson Electric Co.	23,394	1,601,787
EnerSys	1,233	80,342
Hubbell, Inc.	3,088	364,322
nVent Electric plc	6,686	180,389
Regal-Beloit Corp.	3,510	287,364
		4,491,959

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (1)	5,220	402,253
Avnet, Inc.	6,393	277,264
CDW Corp.	2,206	212,592
Jabil, Inc.	7,986	212,348
National Instruments Corp.	2,416	107,174
SYNNEX Corp.	2,991	285,312
Tech Data Corp. (1)	2,564	262,579
		1,759,522

Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co.	36,669	1,016,465
National Oilwell Varco, Inc.	30,823	821,125
Weatherford International plc (1)(2)	73,902	51,583
		1,889,173

Entertainment - 1.5%
Cinemark Holdings, Inc.	8,040	321,520
Liberty Media Corp-Liberty Formula One, Class A (1)	1,371	46,669
Lions Gate Entertainment Corp., Class A	7,012	109,668

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Madison Square Garden Co. (The), Class A (1)	394	115,493
Viacom, Inc., Class B	28,676	804,935
Walt Disney Co. (The)	33,410	3,709,512
		5,107,797

Food & Staples Retailing - 2.9%
Casey’s General Stores, Inc.	2,602	335,060
Costco Wholesale Corp.	14,531	3,518,536
Kroger Co. (The)	48,530	1,193,838
Performance Food Group Co. (1)	9,143	362,429
Sysco Corp.	18,558	1,238,932
US Foods Holding Corp. (1)	19,950	696,454
Walgreens Boots Alliance, Inc.	37,415	2,367,247
		9,712,496

Food Products - 3.8%
Bunge Ltd.	1,554	82,471
Campbell Soup Co. (2)	11,602	442,384
Conagra Brands, Inc.	37,825	1,049,266
Flowers Foods, Inc.	15,010	320,013
General Mills, Inc.	29,828	1,543,599
Hershey Co. (The)	6,587	756,385
Hormel Foods Corp. (2)	13,623	609,765
Ingredion, Inc.	5,943	562,743
J. M. Smucker Co. (The)	8,137	947,961
Kellogg Co.	15,112	867,127
Kraft Heinz Co. (The)	34,250	1,118,262
Lancaster Colony Corp.	302	47,320
McCormick & Co., Inc.	6,129	923,211
Mondelez International, Inc., Class A	55,268	2,758,979
Post Holdings, Inc. (1)	5,858	640,865
		12,670,351

Gas Utilities - 1.0%
Atmos Energy Corp.	8,600	885,198
New Jersey Resources Corp.	7,932	394,934
ONE Gas, Inc.	4,758	423,605
Southwest Gas Holdings, Inc.	4,718	388,103
Spire, Inc.	4,903	403,468
UGI Corp.	14,707	815,062
		3,310,370

Health Care Equipment & Supplies - 0.8%
Danaher Corp.	14,632	1,931,717
DENTSPLY SIRONA, Inc.	13,036	646,455
Hill-Rom Holdings, Inc.	611	64,680
		2,642,852

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (1)	5,995	175,714
AmerisourceBergen Corp.	11,526	916,548
Anthem, Inc.	9,785	2,808,099
Cardinal Health, Inc.	20,375	981,056
Centene Corp. (1)	18,614	988,403
Covetrus, Inc. (1)(2)	2,937	93,543
CVS Health Corp.	53,039	2,860,393
DaVita, Inc. (1)	4,276	232,144
Encompass Health Corp.	1,560	91,104
HCA Healthcare, Inc.	8,371	1,091,411
Henry Schein, Inc. (1)	4,459	268,031
Humana, Inc.	4,461	1,186,626
Laboratory Corp. of America Holdings (1)	2,491	381,073
Mednax, Inc. (1)	6,954	188,940
Molina Healthcare, Inc. (1)	1,576	223,729
Quest Diagnostics, Inc.	6,866	617,391
WellCare Health Plans, Inc. (1)	1,016	274,066
		13,378,271

Health Care Technology - 0.1%
Teladoc Health, Inc. (1)	5,133	285,395

Hotels, Restaurants & Leisure - 1.4%
Aramark	22,499	664,845
Cracker Barrel Old Country Store, Inc.	2,267	366,370
Darden Restaurants, Inc.	7,297	886,367
Dunkin’ Brands Group, Inc.	742	55,724
Hilton Worldwide Holdings, Inc.	10,874	903,738
Hyatt Hotels Corp., Class A	2,462	178,667
Marriott International, Inc., Class A	264	33,024
Marriott Vacations Worldwide Corp.	1,659	155,117
Royal Caribbean Cruises Ltd.	9,166	1,050,607
Six Flags Entertainment Corp.	522	25,761
Texas Roadhouse, Inc.	549	34,142
Vail Resorts, Inc.	270	58,671
Wendy’s Co. (The)	9,042	161,761
Wyndham Destinations, Inc.	5,127	207,592
		4,782,386

Household Durables - 0.9%
Leggett & Platt, Inc.	5,811	245,340
Lennar Corp., Class A	19,266	945,768
Mohawk Industries, Inc. (1)	2,370	298,976

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Newell Brands, Inc.	29,680	455,291
Toll Brothers, Inc.	11,943	432,337
Whirlpool Corp.	4,106	545,646
		2,923,358

Household Products - 3.4%
Church & Dwight Co., Inc.	4,248	302,585
Clorox Co. (The)	3,183	510,744
Colgate-Palmolive Co.	11,330	776,558
Kimberly-Clark Corp.	10,062	1,246,682
Procter & Gamble Co. (The)	82,259	8,559,049
		11,395,618

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	42,054	611,465

Industrial Conglomerates - 0.4%
3M Co.	4,632	962,437
Carlisle Cos., Inc.	2,689	329,725
Roper Technologies, Inc.	623	213,047
		1,505,209

Insurance - 7.6%
Aflac, Inc.	32,959	1,647,950
Alleghany Corp. (1)	416	254,758
Allstate Corp. (The)	15,447	1,454,798
American Equity Investment Life Holding Co.	6,383	172,469
American Financial Group, Inc.	5,288	508,759
American International Group, Inc.	28,054	1,208,005
American National Insurance Co.	714	86,265
Arch Capital Group Ltd. (1)	22,855	738,674
Arthur J. Gallagher & Co.	11,539	901,196
Assurant, Inc.	3,849	365,309
Assured Guaranty Ltd.	6,480	287,906
Athene Holding Ltd., Class A (1)	12,472	508,858
Axis Capital Holdings Ltd.	1,012	55,437
Brighthouse Financial, Inc. (1)	8,200	297,578
Brown & Brown, Inc.	8,143	240,300
Cincinnati Financial Corp.	10,721	920,934
CNO Financial Group, Inc.	12,824	207,492
Enstar Group Ltd. (1)	1,267	220,458
Erie Indemnity Co., Class A	1,512	269,922
Everest Re Group Ltd.	2,983	644,209
Fidelity National Financial, Inc.	20,003	731,110
First American Financial Corp.	7,727	397,941
Hanover Insurance Group, Inc. (The)	2,978	339,998
Hartford Financial Services Group, Inc. (The)	5,360	266,499

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Kemper Corp.	3,319	252,709
Lincoln National Corp.	14,784	867,821
Marsh & McLennan Cos., Inc.	10,366	973,367
MetLife, Inc.	37,081	1,578,538
Old Republic International Corp.	20,575	430,429
Primerica, Inc.	2,415	294,992
Principal Financial Group, Inc.	18,363	921,639
Progressive Corp. (The)	16,742	1,206,931
Prudential Financial, Inc.	18,537	1,703,180
Reinsurance Group of America, Inc.	4,444	630,959
Selective Insurance Group, Inc.	3,694	233,756
Torchmark Corp.	8,057	660,271
Travelers Cos., Inc. (The)	11,928	1,636,045
Unum Group	15,395	520,813
White Mountains Insurance Group Ltd.	227	210,084
Willis Towers Watson plc	3,802	667,821
		25,516,180

Interactive Media & Services - 0.0% (3)
ANGI Homeservices, Inc., Class A (1)(2)	3,566	55,059

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	4,515	167,687
Qurate Retail, Inc. (1)	23,980	383,201
Wayfair, Inc., Class A (1)	447	66,357
		617,245

IT Services - 3.2%
Alliance Data Systems Corp.	2,134	373,407
Amdocs Ltd.	3,979	215,304
Automatic Data Processing, Inc.	4,886	780,489
Black Knight, Inc. (1)	3,132	170,694
Booz Allen Hamilton Holding Corp.	3,927	228,316
Conduent, Inc. (1)	17,143	237,088
CoreLogic, Inc. (1)	1,164	43,371
DXC Technology Co.	16,416	1,055,713
Fidelity National Information Services, Inc.	7,861	889,079
First Data Corp., Class A (1)	38,240	1,004,565
Genpact Ltd.	971	34,160
International Business Machines Corp.	27,566	3,889,562
MAXIMUS, Inc.	431	30,592
Okta, Inc. (1)	6,149	508,707
Paychex, Inc.	4,182	335,396
Sabre Corp.	8,125	173,794
Science Applications International Corp.	1,672	128,660
Twilio, Inc., Class A (1)	5,815	751,182
		10,850,079

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.1%
Brunswick Corp.	751	37,798
Hasbro, Inc.	280	23,805
Mattel, Inc. (1)	22,129	287,677
		349,280

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A (1)	1,230	375,986
IQVIA Holdings, Inc. (1)	6,826	981,920
Thermo Fisher Scientific, Inc.	251	68,704
		1,426,610

Machinery - 4.2%
AGCO Corp.	6,233	433,505
Allison Transmission Holdings, Inc.	5,367	241,086
Barnes Group, Inc.	635	32,645
CNH Industrial NV	86,094	878,159
Colfax Corp. (1)	7,353	218,237
Crane Co.	2,691	227,712
Cummins, Inc.	6,765	1,067,991
Deere & Co.	8,798	1,406,272
Dover Corp.	10,388	974,394
Flowserve Corp.	11,232	507,013
IDEX Corp.	499	75,718
Illinois Tool Works, Inc.	5,106	732,864
Ingersoll-Rand plc	10,620	1,146,429
ITT, Inc.	5,294	307,052
Lincoln Electric Holdings, Inc.	1,134	95,109
Middleby Corp. (The) (1)	243	31,597
Navistar International Corp. (1)	6,646	214,666
Nordson Corp.	452	59,899
Oshkosh Corp.	6,420	482,335
PACCAR, Inc.	18,262	1,244,373
Parker-Hannifin Corp.	5,088	873,203
Pentair plc	16,264	723,911
Snap-on, Inc.	2,564	401,317
Stanley Black & Decker, Inc.	6,432	875,845
Timken Co. (The)	6,337	276,420
WABCO Holdings, Inc. (1)	570	75,143
Wabtec Corp.	2,528	186,364
Woodward, Inc.	1,561	148,123
Xylem, Inc.	2,789	220,443
		14,157,825

Media - 3.3%
Altice USA, Inc., Class A (2)	19,988	429,342
AMC Networks, Inc., Class A (1)	3,040	172,550

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cable One, Inc.	51	50,050
CBS Corp., Class B	11,082	526,727
Comcast Corp., Class A	153,827	6,150,004
DISH Network Corp., Class A (1)	13,048	413,491
GCI Liberty, Inc., Class A (1)	8,004	445,102
Interpublic Group of Cos., Inc. (The)	31,102	653,453
John Wiley & Sons, Inc., Class A	3,627	160,386
Liberty Broadband Corp., Class A (1)	8,376	767,577
Omnicom Group, Inc.	13,534	987,847
Tribune Media Co., Class A	6,290	290,221
		11,046,750

Metals & Mining - 0.6%
Nucor Corp.	18,177	1,060,628
Reliance Steel & Aluminum Co.	6,418	579,288
Steel Dynamics, Inc.	6,714	236,803
		1,876,719

Multi-Utilities - 1.1%
Avista Corp.	6,120	248,595
CenterPoint Energy, Inc.	32,364	993,575
CMS Energy Corp.	17,865	992,222
Consolidated Edison, Inc.	15,709	1,332,280
		3,566,672

Multiline Retail - 1.3%
Dollar General Corp.	8,708	1,038,864
Kohl’s Corp.	11,023	758,052
Macy’s, Inc.	23,077	554,540
Nordstrom, Inc. (2)	8,409	373,191
Target Corp.	22,087	1,772,703
		4,497,350

Personal Products - 0.1%
Coty, Inc., Class A	31,602	363,423

Pharmaceuticals - 3.2%
Allergan plc	13,223	1,935,979
Amneal Pharmaceuticals, Inc. (1)(2)	7,617	107,933
Nektar Therapeutics (1)	13,738	461,597
Pfizer, Inc.	194,404	8,256,338
		10,761,847

Professional Services - 0.4%
IHS Markit Ltd. (1)	505	27,462
ManpowerGroup, Inc.	4,591	379,630

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nielsen Holdings plc	27,935	661,221
Robert Half International, Inc.	362	23,588
TransUnion	1,834	122,585
		1,214,486

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (1)	4,615	228,212
Jones Lang LaSalle, Inc.	2,294	353,689
		581,901

Road & Rail - 2.1%
AMERCO	567	210,646
Avis Budget Group, Inc. (1)	5,654	197,099
Genesee & Wyoming, Inc., Class A (1)	4,787	417,139
Kansas City Southern	6,785	786,924
Knight-Swift Transportation Holdings, Inc.	5,524	180,524
Norfolk Southern Corp.	11,045	2,064,200
Ryder System, Inc.	4,050	251,060
Schneider National, Inc., Class B	4,691	98,746
Union Pacific Corp.	17,027	2,846,914
		7,053,252

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (1)	6,635	169,325
Cree, Inc. (1)	508	29,068
Cypress Semiconductor Corp.	6,072	90,594
First Solar, Inc. (1)	3,159	166,922
Intel Corp.	55,245	2,966,656
Marvell Technology Group Ltd.	25,509	507,374
Maxim Integrated Products, Inc.	807	42,908
Micron Technology, Inc. (1)	39,139	1,617,615
Qorvo, Inc. (1)	957	68,646
Xilinx, Inc.	2,337	296,308
		5,955,416

Software - 1.0%
Autodesk, Inc. (1)	9,768	1,522,050
FireEye, Inc. (1)(2)	2,957	49,648
HubSpot, Inc. (1)	1,006	167,207
Nuance Communications, Inc. (1)	2,881	48,775
Nutanix, Inc., Class A (1)	11,835	446,653
Symantec Corp.	37,786	868,700

Tableau Software, Inc., Class A (1)	662	84,260
Teradata Corp. (1)	1,231	53,733
Zendesk, Inc. (1)	3,087	262,395
		3,503,421

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	4,933	841,225
American Eagle Outfitters, Inc.	7,791	172,727
AutoNation, Inc. (1)	4,121	147,202
AutoZone, Inc. (1)	37	37,892
Best Buy Co., Inc.	15,237	1,082,741
CarMax, Inc. (1)(2)	8,636	602,793
Dick’s Sporting Goods, Inc.	4,743	174,590
Foot Locker, Inc.	5,855	354,813
Gap, Inc. (The)	14,924	390,710
L Brands, Inc.	15,101	416,486
Lowe’s Cos., Inc.	11,544	1,263,722
Michaels Cos., Inc. (The) (1)	3,970	45,337
Penske Automotive Group, Inc.	2,943	131,405
Tiffany & Co.	2,074	218,911
Tractor Supply Co.	503	49,173
Urban Outfitters, Inc. (1)	1,241	36,783
Williams-Sonoma, Inc.	5,038	283,488
		6,249,998

Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co.	75,306	1,161,971
HP, Inc.	75,725	1,471,337
NCR Corp. (1)	3,187	86,973
Pure Storage, Inc., Class A (1)	11,280	245,791
Seagate Technology plc	17,403	833,430
Xerox Corp.	12,720	406,786
		4,206,288

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	521	52,512
Columbia Sportswear Co.	197	20,523
Deckers Outdoor Corp. (1)	213	31,309
PVH Corp.	3,656	445,849
Ralph Lauren Corp.	1,464	189,852
Skechers U.S.A., Inc., Class A (1)	1,654	55,591
Tapestry, Inc.	4,306	139,902
Under Armour, Inc., Class A (1)	10,382	219,475
VF Corp.	4,781	415,517
		1,570,530

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (1)	1,063	46,187
MGIC Investment Corp. (1)	24,223	319,501

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
New York Community Bancorp, Inc.	33,012	381,949
Radian Group, Inc.	10,378	215,240
TFS Financial Corp.	2,077	34,208
		997,085

Trading Companies & Distributors - 0.4%
Air Lease Corp.	8,599	295,376
Fastenal Co.	929	59,744
MSC Industrial Direct Co., Inc., Class A	2,481	205,203
United Rentals, Inc. (1)	4,451	508,527
Univar, Inc. (1)	7,707	170,787
W.W. Grainger, Inc.	813	244,656
		1,484,293

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	6,263	258,161

Water Utilities - 0.4%
American Water Works Co., Inc.	8,054	839,710
Aqua America, Inc.	12,514	456,010
		1,295,720

Wireless Telecommunication Services - 0.3%
Sprint Corp. (1)	34,018	192,202
T-Mobile US, Inc. (1)	13,992	966,847
		1,159,049

Total Common Stocks (Cost $319,544,411)		332,576,575

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (3)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	22,489	22,489

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $22,489)		22,489

TOTAL INVESTMENTS (Cost $319,566,900) - 99.4%		332,599,064
Other assets and liabilities, net - 0.6%		1,874,238
NET ASSETS - 100.0%		334,473,302

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $4,498,314.
(3) Amount is less than 0.05%.
See notes to financial statements.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $319,566,900) - including $4,498,314 of securities on loan	$332,599,064
Cash	1,398,762
Receivable for capital shares sold	1,111,046
Dividends receivable	354,226
Securities lending income receivable	819
Receivable from affiliate	54,831
Directors’ deferred compensation plan	137,739
Other assets	8,179
Total assets	335,664,666

LIABILITIES
Payable for investments purchased	682,575
Payable for capital shares redeemed	184,159
Deposits for securities loaned	22,489
Payable to affiliates:
Investment advisory fee	33,447
Administrative fee	33,447
Distribution and service fees	9,687
Sub-transfer agency fee	2,634
Directors’ deferred compensation plan	137,739
Accrued expenses	85,187
Total liabilities	1,191,364
NET ASSETS	$334,473,302

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$324,716,744
Distributable earnings	9,756,558
Total	$334,473,302

NET ASSET VALUE PER SHARE
Class A (based on net assets of $46,387,070 and 2,110,306 shares outstanding)	$21.98
Class I (based on net assets of $288,086,232 and 13,036,624 shares outstanding)	$22.10

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$23.08
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $340)	$3,672,624
Interest income	5,606
Securities lending income, net	11,298
Total investment income	3,689,528

EXPENSES
Investment advisory fee	206,894
Administrative fee	178,034
Distribution and service fees:
Class A	53,084
Directors’ fees and expenses	9,143
Custodian fees	35,832
Transfer agency fees and expenses	127,246
Accounting fees	37,784
Professional fees	28,560
Registration fees	40,770
Reports to shareholders	11,968
Miscellaneous	14,468
Total expenses	743,783
Waiver and/or reimbursement of expenses by affiliate	(334,221)
Reimbursement of expenses-other	(4,078)
Net expenses	405,484
Net investment income	3,284,044

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(2,409,520)

Net change in unrealized appreciation (depreciation) on investment securities	(8,591,492)

Net realized and unrealized loss	(11,001,012)

Net decrease in net assets resulting from operations	($7,716,968)
See notes to financial statements.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$3,284,044	$4,443,840
Net realized gain (loss)	(2,409,520)	6,827,373
Net change in unrealized appreciation (depreciation)	(8,591,492)	6,683,161
Net increase (decrease) in net assets resulting from operations	(7,716,968)	17,954,374

Distributions to shareholders:
Class A shares	(1,701,251)	(2,198,042)
Class I shares	(10,772,221)	(7,031,652)
Total distributions to shareholders	(12,473,472)	(9,229,694)

Capital share transactions:
Class A shares	5,201,036	9,716,909
Class C shares (1)	—	(1,096,243)
Class I shares	50,607,356	162,752,116
Class Y shares (1)	—	(15,194,355)
Net increase in net assets from capital share transactions	55,808,392	156,178,427

TOTAL INCREASE IN NET ASSETS	35,617,952	164,903,107

NET ASSETS
Beginning of period	298,855,350	133,952,243
End of period	$334,473,302	$298,855,350

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

22 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS A SHARES			2018	2017	2016		2015 (1)
Net asset value, beginning	$23.60		$23.02	$20.10	$17.85		$20.00
Income from investment operations:
Net investment income (2)	0.21		0.41	0.46	0.38		0.09
Net realized and unrealized gain (loss)	(0.93)		1.68	2.87	1.98		(2.24)
Total from investment operations	(0.72)		2.09	3.33	2.36		(2.15)
Distributions from:
Net investment income	(0.34)		(0.35)	(0.35)	(0.11)		—
Net realized gain	(0.56)		(1.16)	(0.06)	—	(3)	—
Total distributions	(0.90)		(1.51)	(0.41)	(0.11)		—
Total increase (decrease) in net asset value	(1.62)		0.58	2.92	2.25		(2.15)
Net asset value, ending	$21.98		$23.60	$23.02	$20.10		$17.85
Total return (4)	(3.00%)	(5)	9.30%	16.72%	13.24%		(10.75%)	(5)
Ratios to average net assets: (6)
Total expenses	0.72%	(7)	0.71%	0.84%	0.85%		7.30%	(7)
Net expenses	0.54%	(7)	0.57%	0.57%	0.57%		0.57%	(7)
Net investment income	1.94%	(7)	1.80%	2.09%	2.04%		1.79%	(7)
Portfolio turnover	9%	(5)	67%	73%	53%		3%	(5)
Net assets, ending (in thousands)	$46,387		$44,047	$33,233	$22,309		$3,547

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,				Period Ended September 30,
CLASS I SHARES			2018	2017	2016		2015 (1)
Net asset value, beginning	$23.74		$23.12	$20.18	$17.87		$20.00
Income from investment operations:
Net investment income (2)	0.24		0.50	0.53	0.45		0.11
Net realized and unrealized gain (loss)	(0.92)		1.67	2.89	1.97		(2.24)
Total from investment operations	(0.68)		2.17	3.42	2.42		(2.13)
Distributions from:
Net investment income	(0.40)		(0.39)	(0.42)	(0.11)		—
Net realized gain	(0.56)		(1.16)	(0.06)	—	(3)	—
Total distributions	(0.96)		(1.55)	(0.48)	(0.11)		—
Total increase (decrease) in net asset value	(1.64)		0.62	2.94	2.31		(2.13)
Net asset value, ending	$22.10		$23.74	$23.12	$20.18		$17.87
Total return (4)	(2.82%)	(5)	9.67%	17.15%	13.60%		(10.65%)	(5)
Ratios to average net assets: (6)
Total expenses	0.47%	(7)	0.47%	0.46%	0.47%		6.88%	(7)
Net expenses	0.23%	(7)	0.22%	0.22%	0.22%		0.22%	(7)
Net investment income	2.26%	(7)	2.15%	2.43%	2.38%		2.09%	(7)
Portfolio turnover	9%	(5)	67%	73%	53%		3%	(5)
Net assets, ending (in thousands)	$288,086		$254,809	$85,240	$67,315		$2,144

(1) From June 19, 2015 inception.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.005.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

24 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$332,576,575	(1)	$—	$—	$332,576,575
Short Term Investment of Cash Collateral for Securities Loaned	22,489		—	—	22,489
Total Investments	$332,599,064		$—	$—	$332,599,064

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% (0.15% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $206,894.

26 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.49% and 0.24% (0.57% and 0.22% prior to February 1, 2019) of the Fund’s average daily net assets for Class A and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $334,221.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $178,034.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $53,084 for Class A shares.
The Fund was informed that EVD received $11,021 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $5,393 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2019, CRM reimbursed the Fund $4,165 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $4,078, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $73,061,475 and $26,422,559, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$321,618,207
Gross unrealized appreciation	$26,946,107
Gross unrealized depreciation	(15,965,250)
Net unrealized appreciation (depreciation)	$10,980,857

www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $4,498,314 and the total value of collateral received was $4,542,956, comprised of cash of $22,489 and U.S. Government and/or agencies securities of $4,520,467.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,542,956	$—	$—	$—	$4,542,956
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

28 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	406,029	$8,690,858	967,264	$22,173,593
Reinvestment of distributions	66,830	1,457,552	95,047	2,163,267
Shares redeemed	(229,034)	(4,947,374)	(687,552)	(15,778,719)
Converted from Class C	—	—	47,995	1,158,768
Net increase	243,825	$5,201,036	422,754	$9,716,909

Class C (1)
Shares sold	—	$—	4,467	$103,068
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(1,744)	(40,543)
Converted to Class A	—	—	(48,587)	(1,158,768)
Net decrease	—	$—	(45,864)	($1,096,243)

Class I
Shares sold	3,531,999	$76,093,031	7,564,893	$174,693,789
Reinvestment of distributions	342,232	7,498,299	288,601	6,588,758
Shares redeemed	(1,570,635)	(32,983,974)	(1,488,172)	(35,030,476)
Converted from Class Y	—	—	680,109	16,500,045
Net increase	2,303,596	$50,607,356	7,045,431	$162,752,116

Class Y (1)
Shares sold	—	$—	87,106	$2,042,977
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(31,241)	(737,287)
Converted to Class I	—	—	(681,029)	(16,500,045)
Net decrease	—	$—	(625,164)	($15,194,355)

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and the index it is designed to track for the one- and three-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

32 www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert US Large-Cap Value Responsible Index Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Large-Cap Value Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 33

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24192 3.31.19

Calvert US Mid-Cap Core Responsible Index Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
33	Board of Directors’ Contract Approval
36	Officers and Directors
37	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	-2.69%	4.90%	—%	10.14%
Class A with 4.75% Maximum Sales Charge	—	—	-7.32	-0.08	—	8.58
Class I at NAV	10/30/2015	10/30/2015	-2.56	5.22	—	10.51

Russell Midcap® Index	—	—	-1.38%	6.47%	8.80%	10.22%
Calvert US Mid-Cap Core Responsible Index	—	—	-2.32	5.55	—	10.94

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.94%	0.69%
Net					0.49	0.24

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	20.3%	Worldplay, Inc., Class A	0.6%
Industrials	17.3%	Xilinx, Inc.	0.6%
Financials	16.1%	Alexion Pharmaceuticals, Inc.	0.5%
Consumer Discretionary	14.9%	Dollar General Corp.	0.5%
Health Care	13.5%	General Mills, Inc.	0.5%
Consumer Staples	4.9%	O’Reilly Automotive, Inc.	0.5%
Utilities	4.3%	Yum! Brands, Inc.	0.5%
Communication Services	4.2%	Xcel Energy, Inc.	0.5%
Materials	3.7%	PPG Industries, Inc.	0.5%
Real Estate	0.5%	Ingersoll-Rand plc	0.5%
Energy	0.3%	Total	5.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and approximately the 200 largest companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$973.10	$2.75**	0.56%
Class I	$1,000.00	$974.40	$1.18**	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.14	$2.82**	0.56%
Class I	$1,000.00	$1,023.74	$1.21**	0.24%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.6%
Harris Corp.	1,211	193,409
HEICO Corp.	525	49,807
Hexcel Corp.	1,090	75,384
		318,600

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,524	132,573
Expeditors International of Washington, Inc.	1,785	135,481
		268,054

Airlines - 1.0%
Alaska Air Group, Inc.	1,387	77,838
American Airlines Group, Inc.	5,213	165,565
JetBlue Airways Corp. (1)	3,470	56,769
United Continental Holdings, Inc. (1)	2,752	219,555
		519,727

Auto Components - 1.1%
Adient plc	1,301	16,861
Aptiv plc	2,593	206,118
Autoliv, Inc.	942	69,265
BorgWarner, Inc.	2,321	89,150
Gentex Corp.	2,744	56,746
Lear Corp.	686	93,097
Veoneer, Inc. (1)(2)	1,089	24,905
Visteon Corp. (1)	328	22,091
		578,233

Automobiles - 0.2%
Harley-Davidson, Inc. (2)	1,666	59,410
Thor Industries, Inc.	603	37,609
		97,019

Banks - 5.9%
Associated Banc-Corp.	1,463	31,235
Bank of Hawaii Corp.	397	31,311
Bank OZK	1,246	36,109
BankUnited, Inc.	1,178	39,345
BOK Financial Corp.	416	33,925
Cathay General Bancorp	766	25,975
Chemical Financial Corp.	792	32,599

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CIT Group, Inc.	1,016	48,738
Citizens Financial Group, Inc.	5,061	164,482
Columbia Banking System, Inc.	920	30,075
Comerica, Inc.	1,609	117,972
Commerce Bancshares, Inc.	1,225	71,123
Cullen/Frost Bankers, Inc.	640	62,125
East West Bancorp, Inc.	1,499	71,907
Fifth Third Bancorp	8,346	210,491
First Citizens BancShares, Inc., Class A	75	30,540
First Financial Bankshares, Inc. (2)	680	39,290
First Hawaiian, Inc.	1,227	31,963
First Horizon National Corp.	3,054	42,695
First Republic Bank	1,664	167,165
FNB Corp.	3,606	38,224
Glacier Bancorp, Inc.	787	31,535
Hancock Whitney Corp.	975	39,390
Home BancShares, Inc.	1,797	31,573
Huntington Bancshares, Inc.	10,645	134,979
IBERIABANK Corp.	522	37,433
Investors Bancorp, Inc.	3,074	36,427
KeyCorp	10,985	173,014
M&T Bank Corp.	1,281	201,143
PacWest Bancorp	1,136	42,725
People’s United Financial, Inc.	4,135	67,979
Pinnacle Financial Partners, Inc.	854	46,714
Popular, Inc.	1,145	59,689
Prosperity Bancshares, Inc.	721	49,792
Regions Financial Corp.	11,069	156,626
Signature Bank	610	78,123
South State Corp.	288	19,682
Sterling Bancorp	2,222	41,396
SVB Financial Group (1)	555	123,410
Synovus Financial Corp.	1,640	56,350
TCF Financial Corp.	1,716	35,504
Texas Capital Bancshares, Inc. (1)	486	26,531
UMB Financial Corp.	414	26,513
Umpqua Holdings Corp.	2,357	38,890
United Bankshares, Inc.	1,010	36,602
Valley National Bancorp (2)	3,219	30,838
Webster Financial Corp.	874	44,286
Western Alliance Bancorp (1)	1,040	42,682
Wintrust Financial Corp.	565	38,041
Zions BanCorp NA	1,858	84,372
		3,189,528

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Beverages - 0.1%
Keurig Dr Pepper, Inc.	1,928	53,926

Biotechnology - 3.3%
Agios Pharmaceuticals, Inc. (1)	517	34,866
Alexion Pharmaceuticals, Inc. (1)	2,172	293,611
Alkermes plc (1)	1,596	58,238
Alnylam Pharmaceuticals, Inc. (1)	915	85,507
Amicus Therapeutics, Inc. (1)(2)	1,847	25,119
Array BioPharma, Inc. (1)(2)	2,334	56,903
BioMarin Pharmaceutical, Inc. (1)	1,767	156,963
Bluebird Bio, Inc. (1)	597	93,926
Blueprint Medicines Corp. (1)	398	31,860
Exact Sciences Corp. (1)(2)	1,283	111,133
Exelixis, Inc. (1)	2,942	70,020
FibroGen, Inc. (1)	834	45,328
Immunomedics, Inc. (1)(2)	1,666	32,004
Incyte Corp. (1)	1,824	156,882
Ionis Pharmaceuticals, Inc. (1)	1,234	100,164
Ligand Pharmaceuticals, Inc. (1)	233	29,290
Neurocrine Biosciences, Inc. (1)	896	78,938
Sage Therapeutics, Inc. (1)	520	82,706
Sarepta Therapeutics, Inc. (1)	736	87,724
Seattle Genetics, Inc. (1)(2)	1,133	82,981
Ultragenyx Pharmaceutical, Inc. (1)	529	36,691
United Therapeutics Corp. (1)	458	53,755
		1,804,609

Building Products - 1.0%
Allegion plc	1,199	108,761
Armstrong World Industries, Inc.	459	36,454
Fortune Brands Home & Security, Inc.	1,337	63,655
Masco Corp.	2,807	110,343
Owens Corning	1,835	86,465
Trex Co., Inc. (1)	644	39,619
USG Corp.	1,532	66,336
		511,633

Capital Markets - 3.3%
Affiliated Managers Group, Inc.	553	59,232
Ameriprise Financial, Inc.	1,412	180,877
Cboe Global Markets, Inc.	1,130	107,847
E*Trade Financial Corp.	2,672	124,061
Evercore, Inc., Class A	374	34,034
FactSet Research Systems, Inc.	439	108,991
Franklin Resources, Inc.	3,128	103,662
Houlihan Lokey, Inc.	439	20,128

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Invesco Ltd.	4,117	79,499
Legg Mason, Inc.	761	20,829
LPL Financial Holdings, Inc.	880	61,292
MarketAxess Holdings, Inc.	475	116,888
Moelis & Co., Class A	406	16,894
Morningstar, Inc.	196	24,694
MSCI, Inc.	886	176,172
Nasdaq, Inc.	1,340	117,237
Northern Trust Corp.	2,175	196,642
Raymond James Financial, Inc.	1,370	110,162
SEI Investments Co.	1,506	78,688
Stifel Financial Corp.	698	36,826
Virtu Financial, Inc., Class A	667	15,841
		1,790,496

Chemicals - 1.4%
Axalta Coating Systems Ltd. (1)	3,037	76,563
Eastman Chemical Co.	1,655	125,581
International Flavors & Fragrances, Inc. (2)	1,204	155,063
Mosaic Co. (The)	4,532	123,769
PPG Industries, Inc.	2,341	264,229
		745,205

Commercial Services & Supplies - 1.2%
Cintas Corp.	874	176,644
Copart, Inc. (1)	1,990	120,574
Deluxe Corp.	462	20,199
KAR Auction Services, Inc.	1,424	73,066
MSA Safety, Inc.	526	54,388
Republic Services, Inc.	2,274	182,784
UniFirst Corp.	166	25,481
		653,136

Communications Equipment - 1.5%
Arista Networks, Inc. (1)	516	162,261
ARRIS International plc (1)	1,669	52,757
Ciena Corp. (1)	1,691	63,142
CommScope Holding Co., Inc. (1)	1,668	36,246
EchoStar Corp., Class A (1)	309	11,263
F5 Networks, Inc. (1)	613	96,198
Juniper Networks, Inc.	3,358	88,886
Lumentum Holdings, Inc. (1)	773	43,706
Motorola Solutions, Inc.	1,559	218,915
ViaSat, Inc. (1)(2)	568	44,020
		817,394

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,135	82,946
Quanta Services, Inc.	2,164	81,669
Valmont Industries, Inc.	285	37,079
		201,694

Consumer Finance - 1.4%
Ally Financial, Inc.	4,125	113,396
Credit Acceptance Corp. (1)	132	59,655
Discover Financial Services	3,346	238,101
FirstCash, Inc.	440	38,060
Green Dot Corp., Class A (1)	514	31,174
OneMain Holdings, Inc.	741	23,527
SLM Corp.	4,692	46,498
Synchrony Financial	7,047	224,799
		775,210

Containers & Packaging - 1.6%
AptarGroup, Inc.	871	92,666
Ardagh Group S.A.	485	6,305
Avery Dennison Corp.	983	111,079
Ball Corp.	3,431	198,518
Berry Global Group, Inc. (1)	1,705	91,848
Crown Holdings, Inc. (1)	1,669	91,077
Sealed Air Corp.	1,957	90,140
Sonoco Products Co.	1,314	80,850
WestRock Co.	3,068	117,658
		880,141

Distributors - 0.6%
Genuine Parts Co.	1,438	161,099
LKQ Corp. (1)	3,365	95,499
Pool Corp.	385	63,513
		320,111

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (1)	628	79,825
Chegg, Inc. (1)	984	37,510
frontdoor, Inc. (1)	504	17,348
Graham Holdings Co., Class B	48	32,793
Grand Canyon Education, Inc. (1)	524	60,003
H&R Block, Inc. (2)	2,312	55,349
Service Corp. International	1,897	76,165
ServiceMaster Global Holdings, Inc. (1)	1,400	65,380
Weight Watchers International, Inc. (1)	373	7,516
		431,889

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Financial Services - 0.1%
Voya Financial, Inc.	1,538	76,839

Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	9,731	116,675
Zayo Group Holdings, Inc. (1)	1,742	49,507
		166,182

Electric Utilities - 1.4%
Alliant Energy Corp.	2,768	130,456
Avangrid, Inc.	1,278	64,347
Eversource Energy	3,121	221,435
Portland General Electric Co.	1,355	70,243
Xcel Energy, Inc.	4,793	269,415
		755,896

Electrical Equipment - 1.3%
Acuity Brands, Inc.	489	58,685
AMETEK, Inc.	2,332	193,486
EnerSys	427	27,823
Hubbell, Inc.	765	90,255
nVent Electric plc	2,536	68,421
Regal-Beloit Corp.	612	50,104
Rockwell Automation, Inc.	1,171	205,464
		694,238

Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc. (1)	898	69,200
Avnet, Inc.	1,055	45,755
CDW Corp.	1,443	139,062
Coherent, Inc. (1)(2)	250	35,430
Corning, Inc.	7,655	253,380
Dolby Laboratories, Inc., Class A	537	33,815
FLIR Systems, Inc.	1,403	66,755
IPG Photonics Corp. (1)	337	51,150
Jabil, Inc.	1,401	37,253
Keysight Technologies, Inc. (1)	1,958	170,738
National Instruments Corp.	1,806	80,114
SYNNEX Corp.	421	40,159
Tech Data Corp. (1)	422	43,217
Trimble, Inc. (1)	3,161	127,704
Zebra Technologies Corp., Class A (1)	506	106,022
		1,299,754

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.	4,784	127,446
Weatherford International plc (1)(2)	18,278	12,758
		140,204

Entertainment - 0.9%
Cinemark Holdings, Inc.	1,160	46,388
Liberty Media Corp-Liberty Formula One, Class A (1)	373	12,697
Lions Gate Entertainment Corp., Class A	1,029	16,094
Live Nation Entertainment, Inc. (1)	1,349	85,715
Madison Square Garden Co. (The), Class A (1)	167	48,953
Take-Two Interactive Software, Inc. (1)	1,087	102,580
Viacom, Inc., Class B	3,930	110,315
World Wrestling Entertainment, Inc., Class A (2)	447	38,791
Zynga, Inc., Class A (1)	8,626	45,977
		507,510

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	357	45,971
Kroger Co. (The)	9,154	225,188
Performance Food Group Co. (1)	1,042	41,305
US Foods Holding Corp. (1)	2,568	89,649
		402,113

Food Products - 3.3%
Bunge Ltd.	1,629	86,451
Campbell Soup Co. (2)	1,817	69,282
Conagra Brands, Inc.	5,358	148,631
Flowers Foods, Inc.	1,804	38,461
General Mills, Inc.	5,601	289,852
Hershey Co. (The)	1,597	183,383
Hormel Foods Corp. (2)	3,130	140,099
Ingredion, Inc.	782	74,048
J. M. Smucker Co. (The)	1,292	150,518
Kellogg Co.	2,786	159,861
Lamb Weston Holdings, Inc.	1,519	113,834
Lancaster Colony Corp.	209	32,748
McCormick & Co., Inc.	1,329	200,187
Post Holdings, Inc. (1)	760	83,144
		1,770,499

Gas Utilities - 1.0%
Atmos Energy Corp.	1,294	133,191
New Jersey Resources Corp.	1,478	73,590
ONE Gas, Inc.	797	70,957

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Southwest Gas Holdings, Inc.	884	72,718
Spire, Inc.	984	80,973
UGI Corp.	2,207	122,312
		553,741

Health Care Equipment & Supplies - 3.6%
ABIOMED, Inc. (1)	453	129,372
Align Technology, Inc. (1)	797	226,611
Cantel Medical Corp.	579	38,729
Cooper Cos., Inc. (The)	489	144,827
DENTSPLY SIRONA, Inc.	1,814	89,956
DexCom, Inc. (1)	857	102,069
Globus Medical, Inc., Class A (1)	838	41,406
Haemonetics Corp. (1)	483	42,253
Hill-Rom Holdings, Inc.	715	75,690
Hologic, Inc. (1)	2,901	140,408
ICU Medical, Inc. (1)	145	34,703
IDEXX Laboratories, Inc. (1)	879	196,545
Inogen, Inc. (1)	209	19,932
Insulet Corp. (1)	569	54,106
Masimo Corp. (1)	515	71,214
Neogen Corp. (1)	447	25,653
Penumbra, Inc. (1)	280	41,163
ResMed, Inc.	1,451	150,861
Teleflex, Inc.	448	135,368
Varian Medical Systems, Inc. (1)	918	130,099
West Pharmaceutical Services, Inc.	696	76,699
		1,967,664

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (1)	741	21,719
AmerisourceBergen Corp.	1,689	134,309
Cardinal Health, Inc.	3,354	161,495
Centene Corp. (1)	4,239	225,091
Chemed Corp.	173	55,372
Covetrus, Inc. (1)(2)	1,096	34,908
DaVita, Inc. (1)	1,476	80,132
Encompass Health Corp.	1,003	58,575
HealthEquity, Inc. (1)(2)	599	44,314
Henry Schein, Inc. (1)	1,526	91,728
Laboratory Corp. of America Holdings (1)	950	145,331
Mednax, Inc. (1)	894	24,290
Molina Healthcare, Inc. (1)	585	83,047
Premier, Inc., Class A (1)	664	22,901
Quest Diagnostics, Inc.	1,365	122,741
WellCare Health Plans, Inc. (1)	522	140,809
		1,446,762

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Technology - 0.8%
Cerner Corp. (1)	3,004	171,859
Medidata Solutions, Inc. (1)	719	52,660
Teladoc Health, Inc. (1)	752	41,811
Veeva Systems, Inc., Class A (1)	1,182	149,948
		416,278

Hotels, Restaurants & Leisure - 3.8%
Aramark	2,605	76,978
Chipotle Mexican Grill, Inc. (1)	255	181,129
Choice Hotels International, Inc.	374	29,075
Cracker Barrel Old Country Store, Inc.	294	47,513
Darden Restaurants, Inc.	1,374	166,900
Domino’s Pizza, Inc.	442	114,080
Dunkin’ Brands Group, Inc.	873	65,562
Hilton Grand Vacations, Inc. (1)	927	28,598
Hilton Worldwide Holdings, Inc.	2,757	229,134
Hyatt Hotels Corp., Class A	459	33,310
Marriott Vacations Worldwide Corp.	473	44,226
Planet Fitness, Inc., Class A (1)	906	62,260
Royal Caribbean Cruises Ltd.	1,696	194,396
Six Flags Entertainment Corp.	967	47,721
Texas Roadhouse, Inc.	843	52,426
Vail Resorts, Inc.	429	93,222
Wendy’s Co. (The)	1,842	32,953
Wyndham Destinations, Inc.	949	38,425
Wyndham Hotels & Resorts, Inc.	1,136	56,789
Yum China Holdings, Inc.	3,854	173,083
Yum! Brands, Inc.	2,808	280,266
		2,048,046

Household Durables - 0.9%
Leggett & Platt, Inc.	1,403	59,235
Lennar Corp., Class A	3,204	157,284
Mohawk Industries, Inc. (1)	566	71,401
Newell Brands, Inc.	3,994	61,268
Toll Brothers, Inc.	2,118	76,672
Whirlpool Corp.	623	82,790
		508,650

Household Products - 0.7%
Church & Dwight Co., Inc.	2,426	172,804
Clorox Co. (The)	1,279	205,228
		378,032

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	6,494	94,423

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	800	98,096

Insurance - 4.8%
Alleghany Corp. (1)	140	85,736
American Equity Investment Life Holding Co.	1,106	29,884
American Financial Group, Inc.	735	70,714
American National Insurance Co.	56	6,766
Arch Capital Group Ltd. (1)	4,017	129,829
Arthur J. Gallagher & Co.	1,921	150,030
Assurant, Inc.	606	57,515
Assured Guaranty Ltd.	917	40,742
Athene Holding Ltd., Class A (1)	1,672	68,218
Axis Capital Holdings Ltd.	977	53,520
Brighthouse Financial, Inc. (1)	1,215	44,092
Brown & Brown, Inc.	2,604	76,844
Cincinnati Financial Corp.	1,634	140,361
CNO Financial Group, Inc.	1,648	26,665
Enstar Group Ltd. (1)	162	28,188
Erie Indemnity Co., Class A	229	40,881
Everest Re Group Ltd.	436	94,159
Fidelity National Financial, Inc.	2,741	100,184
First American Financial Corp.	1,219	62,779
Hanover Insurance Group, Inc. (The)	455	51,947
Hartford Financial Services Group, Inc. (The)	3,806	189,234
Kemper Corp.	565	43,019
Lincoln National Corp.	2,145	125,912
Old Republic International Corp.	3,128	65,438
Primerica, Inc.	444	54,235
Principal Financial Group, Inc.	2,959	148,512
Reinsurance Group of America, Inc.	632	89,731
RenaissanceRe Holdings Ltd.	418	59,983
Selective Insurance Group, Inc.	619	39,170
Torchmark Corp.	1,076	88,178
Unum Group	2,259	76,422
White Mountains Insurance Group Ltd.	26	24,063
Willis Towers Watson plc	1,253	220,089
		2,583,040

Interactive Media & Services - 1.0%
ANGI Homeservices, Inc., Class A (1)(2)	818	12,630
IAC/InterActiveCorp (1)	736	154,641
Match Group, Inc. (2)	539	30,513

14 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
TripAdvisor, Inc. (1)(2)	1,081	55,617
Twitter, Inc. (1)	7,052	231,870
Yelp, Inc. (1)	761	26,254
		511,525

Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (1)	1,205	81,000
Expedia Group, Inc.	1,102	131,138
GrubHub, Inc. (1)	973	67,594
Qurate Retail, Inc. (1)	4,009	64,064
Shutterfly, Inc. (1)	370	15,037
Wayfair, Inc., Class A (1)	578	85,804
		444,637

IT Services - 5.6%
Akamai Technologies, Inc. (1)	1,492	106,991
Alliance Data Systems Corp.	515	90,115
Amdocs Ltd.	1,234	66,772
Black Knight, Inc. (1)	1,362	74,229
Booz Allen Hamilton Holding Corp.	1,229	71,454
Broadridge Financial Solutions, Inc.	1,169	121,214
Conduent, Inc. (1)	2,247	31,076
CoreLogic, Inc. (1)	722	26,902
DXC Technology Co.	2,542	163,476
EPAM Systems, Inc. (1)	477	80,675
First Data Corp., Class A (1)	5,622	147,690
Gartner, Inc. (1)	944	143,186
Genpact Ltd.	1,446	50,870
GoDaddy, Inc., Class A (1)	1,616	121,507
Jack Henry & Associates, Inc.	807	111,963
MAXIMUS, Inc.	523	37,123
Okta, Inc. (1)	973	80,496
Paychex, Inc.	3,119	250,144
Sabre Corp.	2,596	55,528
Science Applications International Corp.	508	39,091
Square, Inc., Class A (1)	3,287	246,262
Total System Services, Inc.	1,852	175,958
Twilio, Inc., Class A (1)	914	118,070
VeriSign, Inc. (1)	998	181,197
WEX, Inc. (1)	473	90,811
Worldplay, Inc., Class A (1)	2,846	323,021
		3,005,821

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.3%
Brunswick Corp.	929	46,757
Hasbro, Inc.	1,068	90,801
Mattel, Inc. (1)	3,247	42,211
		179,769

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	3,045	244,757
Bio-Rad Laboratories, Inc., Class A (1)	193	58,996
Bio-Techne Corp.	356	70,684
Bruker Corp.	1,131	43,476
Charles River Laboratories International, Inc. (1)	444	64,491
ICON plc (1)	544	74,300
IQVIA Holdings, Inc. (1)	1,638	235,626
Mettler-Toledo International, Inc. (1)	246	177,858
PerkinElmer, Inc.	1,067	102,816
PRA Health Sciences, Inc. (1)	629	69,372
Syneos Health, Inc. (1)	594	30,746
Waters Corp. (1)	690	173,680
		1,346,802

Machinery - 6.8%
AGCO Corp.	815	56,683
Allison Transmission Holdings, Inc.	1,751	78,655
Barnes Group, Inc.	676	34,753
CNH Industrial NV	14,127	144,095
Colfax Corp. (1)	1,098	32,589
Crane Co.	702	59,403
Cummins, Inc.	1,478	233,332
Donaldson Co., Inc.	1,753	87,755
Dover Corp.	1,554	145,765
Flowserve Corp.	1,927	86,985
Fortive Corp.	2,916	244,623
Gardner Denver Holdings, Inc. (1)	1,858	51,671
Graco, Inc.	2,235	110,677
IDEX Corp.	901	136,718
Ingersoll-Rand plc	2,398	258,864
ITT, Inc.	1,237	71,746
Lincoln Electric Holdings, Inc.	863	72,380
Middleby Corp. (The) (1)	736	95,702
Navistar International Corp. (1)	979	31,622
Nordson Corp.	659	87,331
Oshkosh Corp.	920	69,120
PACCAR, Inc.	3,285	223,840
Parker-Hannifin Corp.	1,315	225,680
Pentair plc	2,307	102,685
Proto Labs, Inc. (1)	337	35,432

16 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Snap-on, Inc.	576	90,156
Stanley Black & Decker, Inc.	1,485	202,212
Timken Co. (The)	983	42,878
Toro Co. (The)	1,442	99,267
WABCO Holdings, Inc. (1)	679	89,513
Wabtec Corp.	1,844	135,940
Woodward, Inc.	772	73,255
Xylem, Inc.	1,983	156,736
		3,668,063

Media - 2.0%
Altice USA, Inc., Class A (2)	3,182	68,349
AMC Networks, Inc., Class A (1)	560	31,786
Cable One, Inc.	42	41,218
CBS Corp., Class B	3,450	163,978
Discovery, Inc., Class A (1)(2)	5,142	138,937
DISH Network Corp., Class A (1)	2,114	66,993
GCI Liberty, Inc., Class A (1)	1,046	58,168
Interpublic Group of Cos., Inc. (The)	4,176	87,738
John Wiley & Sons, Inc., Class A	514	22,729
Liberty Broadband Corp., Class A (1)	1,249	114,458
New York Times Co. (The), Class A (2)	1,435	47,140
Omnicom Group, Inc.	2,423	176,855
Tribune Media Co., Class A	1,067	49,231
		1,067,580

Metals & Mining - 0.7%
Nucor Corp.	3,301	192,613
Reliance Steel & Aluminum Co.	937	84,574
Steel Dynamics, Inc.	3,054	107,715
		384,902

Multi-Utilities - 1.2%
Avista Corp.	1,192	48,419
CenterPoint Energy, Inc.	5,381	165,197
CMS Energy Corp.	2,962	164,509
Consolidated Edison, Inc.	3,018	255,957
		634,082

Multiline Retail - 1.1%
Dollar General Corp.	2,444	291,569
Kohl’s Corp.	1,722	118,422
Macy’s, Inc.	3,221	77,401
Nordstrom, Inc. (2)	1,164	51,658
Ollie’s Bargain Outlet Holdings, Inc. (1)	594	50,686
		589,736

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.1%
Coty, Inc., Class A	4,372	50,278

Pharmaceuticals - 0.5%
Amneal Pharmaceuticals, Inc. (1)(2)	836	11,846
Catalent, Inc. (1)	1,542	62,590
Jazz Pharmaceuticals plc (1)	561	80,195
Nektar Therapeutics (1)	1,779	59,774
Perrigo Co. plc	1,329	64,005
		278,410

Professional Services - 2.0%
ASGN, Inc. (1)	497	31,555
CoStar Group, Inc. (1)	366	170,710
IHS Markit Ltd. (1)	3,874	210,668
Insperity, Inc.	389	48,104
ManpowerGroup, Inc.	730	60,364
Nielsen Holdings plc	3,890	92,076
Robert Half International, Inc.	1,420	92,527
TransUnion	2,043	136,554
TriNet Group, Inc. (1)	515	30,766
Verisk Analytics, Inc.	1,647	219,051
		1,092,375

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (1)	3,377	166,992
Jones Lang LaSalle, Inc.	632	97,442
		264,434

Road & Rail - 1.1%
AMERCO	85	31,578
Avis Budget Group, Inc. (1)	764	26,633
Genesee & Wyoming, Inc., Class A (1)	589	51,325
JB Hunt Transport Services, Inc.	975	98,758
Kansas City Southern	1,052	122,011
Knight-Swift Transportation Holdings, Inc.	1,225	40,033
Landstar System, Inc.	412	45,069
Old Dominion Freight Line, Inc.	821	118,544
Ryder System, Inc.	635	39,364
Schneider National, Inc., Class B	297	6,252
		579,567

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (1)	9,238	235,754
Cree, Inc. (1)(2)	1,001	57,277
Cypress Semiconductor Corp.	3,363	50,176
Entegris, Inc.	1,162	41,472

18 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Solar, Inc. (1)	694	36,671
Integrated Device Technology, Inc. (1)	1,148	56,241
KLA-Tencor Corp.	1,628	194,399
Marvell Technology Group Ltd.	6,381	126,918
Maxim Integrated Products, Inc.	2,808	149,301
Microchip Technology, Inc. (2)	2,197	182,263
MKS Instruments, Inc.	472	43,920
Monolithic Power Systems, Inc.	418	56,635
ON Semiconductor Corp. (1)	3,644	74,957
Qorvo, Inc. (1)	1,147	82,274
Semtech Corp. (1)	607	30,902
Silicon Laboratories, Inc. (1)	353	28,544
Skyworks Solutions, Inc.	1,706	140,711
Teradyne, Inc.	1,735	69,122
Universal Display Corp.	417	63,738
Versum Materials, Inc.	1,505	75,717
Xilinx, Inc.	2,462	312,157
		2,109,149

Software - 5.4%
2U, Inc. (1)(2)	618	43,785
ANSYS, Inc. (1)	760	138,860
Aspen Technology, Inc. (1)	705	73,503
Blackbaud, Inc.	434	34,603
Cadence Design Systems, Inc. (1)	2,461	156,298
CDK Global, Inc.	1,138	66,937
Citrix Systems, Inc.	1,300	129,558
Ellie Mae, Inc. (1)	390	38,489
Fair Isaac Corp. (1)	295	80,131
FireEye, Inc. (1)(2)	1,793	30,104
Fortinet, Inc. (1)	1,425	119,657
Guidewire Software, Inc. (1)	747	72,579
HubSpot, Inc. (1)	371	61,664
j2 Global, Inc.	453	39,230
LogMeIn, Inc.	469	37,567
New Relic, Inc. (1)	474	46,784
Nuance Communications, Inc. (1)	2,953	49,994
Nutanix, Inc., Class A (1)	1,967	74,235
Palo Alto Networks, Inc. (1)	886	215,192
Paycom Software, Inc. (1)	470	88,891
Pegasystems, Inc.	323	20,995
Proofpoint, Inc. (1)	512	62,172
PTC, Inc. (1)	1,057	97,434
RealPage, Inc. (1)	833	50,555
RingCentral, Inc., Class A (1)	644	69,423
Splunk, Inc. (1)	1,515	188,769
SS&C Technologies Holdings, Inc.	2,042	130,055

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Symantec Corp.	6,064	139,411
Synopsys, Inc. (1)	1,425	164,089
Tableau Software, Inc., Class A (1)	735	93,551
Teradata Corp. (1)	1,119	48,844
Trade Desk, Inc. (The), Class A (1)	343	67,897
Ultimate Software Group, Inc. (The) (1)	279	92,106
Zendesk, Inc. (1)	996	84,660
		2,908,022

Specialty Retail - 3.6%
Advance Auto Parts, Inc.	734	125,169
American Eagle Outfitters, Inc.	1,367	30,306
AutoNation, Inc. (1)	634	22,646
AutoZone, Inc. (1)	239	244,765
Best Buy Co., Inc.	2,259	160,525
Burlington Stores, Inc. (1)	783	122,680
CarMax, Inc. (1)(2)	1,784	124,523
Dick’s Sporting Goods, Inc.	728	26,798
Five Below, Inc. (1)	565	70,201
Floor & Decor Holdings, Inc., Class A (1)(2)	522	21,517
Foot Locker, Inc.	1,121	67,933
Gap, Inc. (The)	2,204	57,701
L Brands, Inc.	2,109	58,166
Michaels Cos., Inc. (The) (1)	1,011	11,546
O’Reilly Automotive, Inc. (1)	734	285,012
Penske Automotive Group, Inc.	446	19,914
Tiffany & Co.	1,197	126,343
Tractor Supply Co.	1,257	122,884
Ulta Beauty, Inc. (1)	572	199,474
Urban Outfitters, Inc. (1)	753	22,319
Williams-Sonoma, Inc.	779	43,834
		1,964,256

Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	13,520	208,614
NCR Corp. (1)	1,291	35,231
NetApp, Inc.	2,378	164,891
Pure Storage, Inc., Class A (1)	1,730	37,697
Seagate Technology plc	2,644	126,621
Western Digital Corp.	2,803	134,712
Xerox Corp.	1,949	62,329
		770,095

Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (1)	1,513	69,220
Carter’s, Inc.	520	52,411
Columbia Sportswear Co.	253	26,357

20 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Deckers Outdoor Corp. (1)	322	47,331
Hanesbrands, Inc.	3,803	67,998
lululemon Athletica, Inc. (1)	1,110	181,896
PVH Corp.	753	91,828
Ralph Lauren Corp.	486	63,024
Skechers U.S.A., Inc., Class A (1)	1,094	36,769
Tapestry, Inc.	2,990	97,145
Under Armour, Inc., Class A (1)	3,686	77,922
Wolverine World Wide, Inc.	941	33,622
		845,523

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (1)	900	39,105
LendingTree, Inc. (1)	84	29,531
MGIC Investment Corp. (1)	3,889	51,296
New York Community Bancorp, Inc.	4,716	54,564
Radian Group, Inc.	2,138	44,342
TFS Financial Corp.	652	10,739
		229,577

Trading Companies & Distributors - 1.3%
Air Lease Corp.	1,011	34,728
Fastenal Co.	2,799	180,004
HD Supply Holdings, Inc. (1)	2,321	100,615
MSC Industrial Direct Co., Inc., Class A	599	49,543
United Rentals, Inc. (1)	1,044	119,277
Univar, Inc. (1)	1,947	43,146
W.W. Grainger, Inc.	508	152,872
		680,185

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	851	35,078

Water Utilities - 0.5%
American Water Works Co., Inc.	1,866	194,549
Aqua America, Inc.	2,516	91,683
		286,232

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)	5,597	31,623

Total Common Stocks (Cost $44,777,594)		53,822,293

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	158,070	158,070

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $158,070)		158,070

TOTAL INVESTMENTS (Cost $44,935,664) - 100.1%		53,980,363
Other assets and liabilities, net - (0.1%)		(44,092)
NET ASSETS - 100.0%		53,936,271

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $1,862,062.
See notes to financial statements.

22 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $44,935,664) - including $1,862,062 of securities on loan	$53,980,363
Cash	176,741
Receivable for capital shares sold	44,822
Dividends receivable	53,182
Securities lending income receivable	347
Receivable from affiliate	29,571
Directors’ deferred compensation plan	32,355
Other assets	2,135
Total assets	54,319,516

LIABILITIES
Payable for investments purchased	114,697
Payable for capital shares redeemed	4,728
Deposits for securities loaned	158,070
Payable to affiliates:
Investment advisory fee	5,797
Administrative fee	5,797
Distribution and service fees	3,256
Sub-transfer agency fee	3,023
Directors’ deferred compensation plan	32,355
Accrued expenses	55,522
Total liabilities	383,245
NET ASSETS	$53,936,271

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$46,729,883
Distributable earnings	7,206,388
Total	$53,936,271

NET ASSET VALUE PER SHARE
Class A (based on net assets of $13,759,656 and 533,181 shares outstanding)	$25.81
Class I (based on net assets of $40,176,615 and 1,545,044 shares outstanding)	$26.00

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$27.10
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $89)	$467,622
Interest income	1,080
Securities lending income, net	4,053
Total investment income	472,755

EXPENSES
Investment advisory fee	43,923
Administrative fee	37,457
Distribution and service fees:
Class A	23,763
Directors’ fees and expenses	1,752
Custodian fees	33,652
Transfer agency fees and expenses	34,656
Accounting fees	8,222
Professional fees	18,342
Registration fees	25,772
Reports to shareholders	5,124
Miscellaneous	9,344
Total expenses	242,007
Waiver and/or reimbursement of expenses by affiliate	(136,328)
Reimbursement of expenses-other	(900)
Net expenses	104,779
Net investment income	367,976

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment securities	(1,318,406)

Net change in unrealized appreciation (depreciation) on investment securities	(1,060,354)

Net realized and unrealized loss	(2,378,760)

Net decrease in net assets resulting from operations	($2,010,784)
See notes to financial statements.

24 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$367,976	$716,653
Net realized gain (loss)	(1,318,406)	1,116,426
Net change in unrealized appreciation (depreciation)	(1,060,354)	6,344,024
Net increase (decrease) in net assets resulting from operations	(2,010,784)	8,177,103

Distributions to shareholders:
Class A shares	(548,724)	(444,241)
Class I shares	(1,261,326)	(1,070,731)
Total distributions to shareholders	(1,810,050)	(1,514,972)

Capital share transactions:
Class A shares	(7,428,787)	6,224,013
Class C shares (1)	—	(841,689)
Class I shares	(4,201,236)	21,669,312
Class Y shares (1)	—	(10,333,261)
Net increase (decrease) in net assets from capital share transactions	(11,630,023)	16,718,375

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,450,857)	23,380,506

NET ASSETS
Beginning of period	69,387,128	46,006,622
End of period	$53,936,271	$69,387,128

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

See notes to financial statements.

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS A SHARES			2018	2017	2016 (1)
Net asset value, beginning	$27.23		$24.44	$21.25	$20.00
Income from investment operations:
Net investment income (2)	0.12		0.25	0.38	0.23
Net realized and unrealized gain (loss)	(0.89)		3.25	3.22	1.08
Total from investment operations	(0.77)		3.50	3.60	1.31
Distributions from:
Net investment income	(0.24)		(0.24)	(0.16)	(0.06)
Net realized gain	(0.41)		(0.47)	(0.25)	—
Total distributions	(0.65)		(0.71)	(0.41)	(0.06)
Total increase (decrease) in net asset value	(1.42)		2.79	3.19	1.25
Net asset value, ending	$25.81		$27.23	$24.44	$21.25
Total return (3)	(2.69%)	(4)	14.55%	17.12%	6.55%	(4)
Ratios to average net assets: (5)
Total expenses	0.95%	(6)	0.94%	1.53%	3.20%	(6)
Net expenses	0.56%	(6)	0.57%	0.57%	0.57%	(6)
Net investment income	0.95%	(6)	0.95%	1.64%	1.26%	(6)
Portfolio turnover	20%	(4)	39%	63%	42%	(4)
Net assets, ending (in thousands)	$13,760		$22,575	$14,339	$5,442

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS I SHARES			2018	2017	2016 (1)
Net asset value, beginning	$27.45		$24.56	$21.31	$20.00
Income from investment operations:
Net investment income (2)	0.16		0.34	0.52	0.29
Net realized and unrealized gain (loss)	(0.90)		3.27	3.17	1.09
Total from investment operations	(0.74)		3.61	3.69	1.38
Distributions from:
Net investment income	(0.30)		(0.25)	(0.19)	(0.07)
Net realized gain	(0.41)		(0.47)	(0.25)	—
Total distributions	(0.71)		(0.72)	(0.44)	(0.07)
Total increase (decrease) in net asset value	(1.45)		2.89	3.25	1.31
Net asset value, ending	$26.00		$27.45	$24.56	$21.31
Total return (3)	(2.56%)	(4)	14.96%	17.50%	6.91%	(4)
Ratios to average net assets: (5)
Total expenses	0.70%	(6)	0.69%	0.87%	2.72%	(6)
Net expenses	0.24%	(6)	0.22%	0.22%	0.22%	(6)
Net investment income	1.28%	(6)	1.31%	2.21%	1.62%	(6)
Portfolio turnover	20%	(4)	39%	63%	42%	(4)
Net assets, ending (in thousands)	$40,177		$46,812	$21,075	$4,791

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$53,822,293	(1)	$—	$—	$53,822,293
Short Term Investment of Cash Collateral for Securities Loaned	158,070		—	—	158,070
Total Investments	$53,980,363		$—	$—	$53,980,363

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% (0.15% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $43,923.

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CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.49% and 0.24% (0.57% and 0.22% prior to February 1, 2019) of the Fund’s average daily net assets for Class A and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $136,328.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $37,457.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $23,763 for Class A shares.
The Fund was informed that EVD received $2,398 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $6,217 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $900, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,554,142 and $25,541,186, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,618,025
Gross unrealized appreciation	$10,185,211
Gross unrealized depreciation	(1,822,873)
Net unrealized appreciation (depreciation)	$8,362,338
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by

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either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $1,862,062 and the total value of collateral received was $1,885,493, comprised of cash of $158,070 and U.S. Government and/or agencies securities of $1,727,423.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,885,493	$—	$—	$—	$1,885,493
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

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NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	112,330	$2,766,341	332,234	$8,552,502
Reinvestment of distributions	21,809	537,820	16,986	427,720
Shares redeemed	(430,121)	(10,732,948)	(137,039)	(3,535,876)
Converted from Class C	—	—	30,328	779,667
Net increase (decrease)	(295,982)	($7,428,787)	242,509	$6,224,013

Class C (1)
Shares sold	—	$—	1,595	$39,353
Shares redeemed	—	—	(4,037)	(101,375)
Converted to Class A	—	—	(30,699)	(779,667)
Net decrease	—	$—	(33,141)	($841,689)

Class I
Shares sold	576,617	$14,131,122	611,183	$15,672,923
Reinvestment of distributions	47,929	1,189,603	41,505	1,050,499
Shares redeemed	(785,100)	(19,521,961)	(240,884)	(6,319,084)
Converted from Class Y	—	—	435,772	11,264,974
Net increase (decrease)	(160,554)	($4,201,236)	847,576	$21,669,312

Class Y (1)
Shares sold	—	$—	41,621	$1,034,568
Shares redeemed	—	—	(4,148)	(102,855)
Converted to Class I	—	—	(438,307)	(11,264,974)
Net decrease	—	$—	(400,834)	($10,333,261)

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

At March 31, 2019, Calvert Moderate Allocation Fund owned 10.0% of the value of the outstanding shares of the Fund.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-year period ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended September 30, 2018 and underperformed the index it is designed to track for the one-year period ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert US Mid-Cap Core Responsible Index Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert US Mid-Cap Core Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 37

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CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24194 3.31.19

Calvert International Responsible Index Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
36	Board of Directors’ Contract Approval
39	Officers and Directors
40	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Thomas C. Seto, Christopher Madden, CFA and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	-3.58%	-4.32%	—%	4.42%
Class A with 4.75% Maximum Sales Charge	—	—	-8.17	-8.85	—	2.94
Class I at NAV	10/30/2015	10/30/2015	-3.45	-4.02	—	4.79
Class R6 at NAV	02/01/2019	10/30/2015	-3.45	-4.02	—	4.79

MSCI World ex USA Index	—	—	-3.67%	-3.14%	2.20%	4.71%
Calvert International Responsible Index	—	—	-3.59	-3.66	—	4.64

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.02%	0.77%	0.74%
Net				0.54	0.29	0.26

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	23.4%	Nestle SA	1.9%
Industrials	14.2%	Novartis AG	1.5%
Health Care	11.3%	Roche Holding AG	1.4%
Consumer Discretionary	10.7%	Samsung Electronics Co. Ltd.	1.3%
Information Technology	10.5%	Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%
Consumer Staples	9.8%	Unilever plc	1.1%
Communication Services	7.2%	AIA Group Ltd.	0.8%
Materials	6.1%	Toyota Motor Corp.	0.8%
Real Estate	2.9%	SAP SE	0.8%
Utilities	2.8%	GlaxoSmithKline plc	0.8%
Energy	1.1%	Total	11.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures
1 MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Calvert International Responsible Index (the “Calvert Index”) is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A and Class I and (February 1, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$964.20	$2.94**	0.60%
Class I	$1,000.00	$965.50	$1.37**	0.28%
Class R6	$1,000.00	$1,032.10	$0.43**	0.26%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,021.94	$3.02**	0.60%
Class I	$1,000.00	$1,023.54	$1.41**	0.28%
Class R6	$1,000.00	$1,023.64	$1.31**	0.26%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

4 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.0%
Australia - 4.9%
Amcor Ltd.	13,275	145,247
AMP Ltd.	22,053	32,936
APA Group	24,471	173,710
ASX Ltd.	1,987	98,704
Australia & New Zealand Banking Group Ltd.	26,145	483,534
BlueScope Steel Ltd.	11,672	115,850
Brambles Ltd.	20,043	167,557
Challenger Ltd.	3,203	18,878
Cochlear Ltd.	692	85,325
Commonwealth Bank of Australia	13,912	698,300
Computershare Ltd.	4,018	48,844
CSL Ltd.	3,991	553,761
Insurance Australia Group Ltd.	19,803	108,096
Lend Lease Group	8,115	71,406
Medibank Pvt Ltd.	31,576	61,979
National Australia Bank Ltd.	25,279	454,217
Qantas Airways Ltd.	13,122	52,802
QBE Insurance Group Ltd.	13,178	115,293
Ramsay Health Care Ltd. (1)	1,646	75,269
REA Group Ltd.	419	22,251
Sonic Healthcare Ltd.	5,273	92,027
Suncorp Group Ltd.	13,369	130,941
Sydney Airport	11,496	60,686
Telstra Corp. Ltd.	113,477	267,586
Transurban Group	35,795	335,725
Westpac Banking Corp. (1)	28,081	517,629
Woolworths Group Ltd. (1)	16,081	347,283
		5,335,836

Austria - 0.3%
ams AG	1,201	32,466
Andritz AG	767	32,896
Erste Group Bank AG	2,409	88,540
Raiffeisen Bank International AG	1,286	28,887
Telekom Austria AG	2,137	15,545
Verbund AG	1,051	50,476
Voestalpine AG	1,789	54,383
		303,193

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Belgium - 1.0%
Ackermans & van Haaren NV	268	40,438
Ageas	2,323	112,054
Colruyt SA	732	54,089
Galapagos NV (2)	423	49,739
KBC Groep NV	4,199	293,555
Proximus	2,789	80,604
Sofina SA	195	37,928
Solvay SA	1,172	126,887
Telenet Group Holding NV	493	23,708
UCB SA	1,504	129,197
Umicore SA (1)	2,480	110,379
		1,058,578

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B	4,701	276,920
Bank of Montreal	5,944	444,749
Bank of Nova Scotia (The)	10,303	548,476
BCE, Inc.	8,159	362,297
BlackBerry Ltd. (2)	5,569	56,134
Bombardier, Inc., Class B (2)	29,550	56,829
Canadian Imperial Bank of Commerce	4,547	359,309
Canadian National Railway Co.	6,411	573,912
Canadian Pacific Railway Ltd.	1,550	319,360
Canadian Tire Corp. Ltd., Class A (1)	618	66,589
CCL Industries, Inc., Class B	1,287	52,102
CGI, Inc. (2)	2,483	170,699
Constellation Software, Inc.	207	175,424
Dollarama, Inc.	2,624	70,001
Fairfax Financial Holdings Ltd.	262	121,359
George Weston Ltd.	1,164	83,697
Gildan Activewear, Inc.	2,212	79,535
Great-West Lifeco, Inc.	3,488	84,463
IGM Financial, Inc.	706	18,163
Intact Financial Corp.	1,588	134,374
Loblaw Cos. Ltd.	3,007	148,330
Magna International, Inc.	3,624	176,452
Metro, Inc.	4,210	154,998
National Bank of Canada	3,689	166,486
Open Text Corp.	2,803	107,623
Power Corp. of Canada	3,731	86,997
Power Financial Corp.	2,192	51,210
Restaurant Brands International, Inc. (3)	514	33,440
Restaurant Brands International, Inc. (3)	3,578	232,963
Rogers Communications, Inc., Class B	3,791	203,883
Royal Bank of Canada	10,668	804,840
Saputo, Inc.	3,574	121,821

6 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shaw Communications, Inc., Class B	5,087	105,863
Shopify, Inc., Class A (2)	916	189,088
Sun Life Financial, Inc.	6,346	243,801
TELUS Corp.	4,263	157,779
TELUS Corp.	1,856	68,693
Thomson Reuters Corp.	1,867	110,468
Toronto-Dominion Bank (The)	14,070	763,540
Waste Connections, Inc. (3)	1,091	96,638
Waste Connections, Inc. (3)	2,532	224,310
		8,303,615

China - 0.3%
China Resources Pharmaceutical Group Ltd. (4)	28,500	40,289
CSPC Pharmaceutical Group Ltd.	66,000	122,967
Geely Automobile Holdings Ltd.	61,000	117,058
		280,314

Denmark - 1.6%
Ambu A/S, Class B	467	12,390
Chr Hansen Holding A/S	1,233	125,154
Coloplast A/S, Class B	1,004	110,210
Danske Bank A/S	4,040	71,014
Demant A/S (2)	561	16,604
DSV A/S	1,490	123,301
Genmab A/S (2)	417	72,357
GN Store Nord AS	766	35,575
H Lundbeck A/S	382	16,565
ISS A/S	1,696	51,654
Novo Nordisk A/S, Class B	12,787	668,317
Novozymes A/S, Class B	1,733	79,702
Orsted A/S (4)	1,517	115,065
Pandora A/S	1,215	56,931
Rockwool International A/S, Class B	156	36,584
Tryg A/S	591	16,224
Vestas Wind Systems A/S	1,304	109,909
		1,717,556

Finland - 1.2%
Elisa Oyj	753	33,994
Kesko Oyj, Class B	1,031	62,767
Kone Oyj, Class B	2,745	138,645
Metso Oyj	943	32,512
Neste Oyj	2,382	253,923
Nokia Oyj	39,812	226,794
Nordea Bank Abp (1)	25,409	193,486
Sampo Oyj, Class A	3,242	146,937

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Stora Enso Oyj, Class R	5,928	72,578
UPM-Kymmene Oyj	3,186	93,053
Wartsila Oyj Abp	4,111	66,486
		1,321,175

France - 8.6%
Accor SA	1,809	73,281
Aeroports de Paris	273	52,820
Air Liquide SA (1)	4,107	522,663
ALD SA (4)	1,044	14,586
Alstom SA	2,559	110,963
Amundi SA (4)	470	29,599
Arkema SA	1,003	95,684
Atos SE	870	83,988
AXA SA	19,060	479,376
BioMerieux	314	25,971
BNP Paribas SA	10,118	481,497
Bouygues SA	3,230	115,468
Bureau Veritas SA	2,194	51,473
Capgemini SE	1,651	200,335
Carrefour SA	9,008	168,334
Cie de Saint-Gobain	7,977	289,238
Cie Generale des Etablissements Michelin SCA	1,811	213,959
Cie Plastic Omnium SA	421	11,216
CNP Assurances	1,972	43,420
Credit Agricole SA	10,761	129,928
Danone SA	6,207	477,945
Dassault Systemes SE	1,258	187,503
Edenred	2,646	120,500
Eiffage SA	1,095	105,260
EssilorLuxottica SA	3,279	358,198
Eurazeo SE	257	19,325
Faurecia SA	678	28,541
Getlink SE	4,076	61,809
Hermes International	364	240,339
Iliad SA	254	25,522
Imerys SA	639	31,876
Ipsen SA	360	49,367
JC Decaux SA	460	14,000
Kering SA	757	434,217
L’Oreal SA	2,131	573,860
Legrand SA	3,159	211,495
Natixis SA	7,969	42,684
Orange SA	18,155	295,982
Orpea	625	75,045
Peugeot SA	5,484	133,819
Publicis Groupe SA	1,919	102,747

8 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Rubis SCA	1,219	66,543
Sanofi SA	8,778	776,187
Sartorius Stedim Biotech	140	17,739
Schneider Electric SE	5,811	456,097
SCOR SE	1,899	80,882
SEB SA	359	60,442
Societe Generale SA	7,337	211,991
Sodexo SA	1,165	128,289
Suez	4,314	57,161
Teleperformance	530	95,276
Ubisoft Entertainment SA (2)	668	59,567
Valeo SA (1)	2,708	78,621
Veolia Environnement SA	7,397	165,500
Vivendi SA	8,914	258,328
Wendel SA	211	26,590
Worldline SA (2)(4)	286	16,948
		9,339,994

Germany - 7.3%
adidas AG	1,642	399,370
Allianz SE	3,246	723,363
Axel Springer SE	415	21,453
Bayerische Motoren Werke AG	2,926	225,928
Beiersdorf AG	681	70,896
Brenntag AG	1,270	65,295
Carl Zeiss Meditec AG	251	20,976
Commerzbank AG (2)	9,030	70,006
Continental AG	998	150,557
Covestro AG (4)	2,021	111,501
Daimler AG	8,704	510,779
Delivery Hero SE (2)(4)	911	32,924
Deutsche Boerse AG	1,463	187,585
Deutsche Lufthansa AG	2,060	45,281
Deutsche Post AG	8,647	281,399
Deutsche Telekom AG	24,642	409,382
Deutsche Wohnen SE	3,610	175,176
Evonik Industries AG	2,008	54,797
Fielmann AG	364	25,130
Fraport AG Frankfurt Airport Services Worldwide	241	18,488
Fresenius Medical Care AG & Co. KGaA	2,080	168,105
Fresenius SE & Co. KGaA	3,802	212,501
GEA Group AG	2,384	62,482
GRENKE AG	145	14,134
Hannover Rueck SE	459	65,954
Hapag-Lloyd AG (4)	407	12,902
HeidelbergCement AG	2,944	212,209
Hella GmbH & Co. KGaA	271	11,936

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hugo Boss AG	530	36,239
Infineon Technologies AG	8,179	162,373
Innogy SE (2)	1,484	63,490
K&S AG	1,932	35,477
KION Group AG	754	39,455
Lanxess AG	982	52,499
LEG Immobilien AG	755	92,779
Merck KGAA	1,127	128,671
MTU Aero Engines AG	537	121,717
Muenchener Rueckversicherungs-Gesellschaft AG	1,177	278,942
OSRAM Licht AG	1,289	44,405
ProSiebenSat.1 Media SE	1,805	25,698
Puma SE	52	30,139
Rational AG	37	22,863
RTL Group SA	900	49,196
SAP SE	7,356	850,387
Siemens AG	6,633	713,329
Siltronic AG	108	9,529
Sixt SE	157	16,421
Symrise AG	1,174	105,834
Talanx AG (2)	268	10,343
Telefonica Deutschland Holding AG (4)	4,794	15,074
ThyssenKrupp AG	9,415	129,512
TUI AG	4,121	39,526
United Internet AG	684	25,011
Vonovia SE	5,492	285,010
Wacker Chemie AG	125	10,762
Wirecard AG	855	107,408
Zalando SE (2)(4)	1,040	40,632
		7,903,230

Hong Kong - 3.9%
AIA Group Ltd.	92,983	929,809
Alibaba Health Information Technology Ltd. (2)	24,000	27,793
Bank of East Asia Ltd. (The)	12,800	41,610
BOC Hong Kong Holdings Ltd.	43,350	179,899
Cathay Pacific Airways Ltd.	11,000	19,255
China Everbright International Ltd.	59,777	60,887
China Overseas Land & Investment Ltd.	60,000	228,330
China Resources Gas Group Ltd.	12,000	56,651
China Taiping Insurance Holdings Co. Ltd.	14,400	43,042
Guangdong Investment Ltd.	52,000	100,403
Haier Electronics Group Co. Ltd.	18,000	52,407
Hang Lung Properties Ltd.	26,000	63,503
Hang Seng Bank Ltd.	8,879	219,248
Henderson Land Development Co. Ltd.	21,232	135,128
HKT Trust & HKT Ltd.	33,000	53,063

10 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hong Kong Exchanges & Clearing Ltd.	11,899	415,734
Hongkong Land Holdings Ltd.	18,300	130,253
Hysan Development Co. Ltd.	12,881	69,045
Kerry Properties Ltd.	6,500	29,060
MTR Corp. Ltd.	19,376	120,051
NWS Holdings Ltd.	27,000	59,113
Shangri-La Asia Ltd.	10,000	14,217
Sino Land Co. Ltd.	40,000	77,451
Sun Art Retail Group Ltd.	44,500	43,413
Sun Hung Kai Properties Ltd.	20,301	348,989
Swire Pacific Ltd., Class A	12,393	159,633
Swire Properties Ltd.	20,000	86,078
Techtronic Industries Co. Ltd.	17,993	121,176
WH Group Ltd. (4)	158,502	169,538
Wharf Holdings Ltd. (The)	15,779	47,701
Wheelock & Co. Ltd.	14,000	102,747
		4,205,227

Ireland - 0.9%
AIB Group plc	9,241	41,585
Bank of Ireland Group plc	8,354	49,857
CRH plc	10,435	323,439
DCC plc	1,998	172,874
Glanbia plc	2,310	45,180
Kerry Group plc, Class A	1,489	166,264
Kingspan Group plc	3,221	149,251
Smurfit Kappa Group plc	2,483	69,397
		1,017,847

Israel - 0.4%
Azrieli Group Ltd.	601	35,600
Bank Hapoalim BM	7,148	47,503
Bank Leumi Le-Israel BM	11,725	76,817
Check Point Software Technologies Ltd. (2)	858	108,528
Nice Ltd. (2)	562	68,640
Teva Pharmaceutical Industries Ltd. ADR (2)	7,574	118,760
		455,848

Italy - 2.0%
A2A SpA	11,517	21,043
Assicurazioni Generali SpA	9,363	173,595
Atlantia SpA	5,745	148,990
Banca Mediolanum SpA	5,813	41,252
DiaSorin SpA	374	37,722
Enel SpA	77,343	495,599
FinecoBank Banca Fineco SpA	2,736	36,048
Intesa Sanpaolo SpA	143,714	350,736

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mediobanca Banca di Credito Finanziario SpA	4,476	46,604
Moncler SpA	1,655	66,795
Pirelli & C SpA (2)(4)	6,163	39,737
Poste Italiane SpA (4)	5,123	49,903
PRADA SpA	7,700	22,953
Prysmian SpA	2,676	50,717
Snam SpA	38,927	200,246
Telecom Italia SpA (1)(2)	115,646	72,029
Terna Rete Elettrica Nazionale SpA	15,273	96,935
UniCredit SpA	18,675	239,890
UnipolSai Assicurazioni SpA (1)	5,520	14,907
		2,205,701

Japan - 19.1%
Acom Co. Ltd.	3,100	11,084
AEON Co. Ltd.	5,479	114,760
AGC, Inc.	3,855	135,409
Aisin Seiki Co. Ltd.	1,600	57,279
Ajinomoto Co., Inc.	4,808	76,962
Alfresa Holdings Corp.	1,300	37,046
ANA Holdings, Inc.	1,767	64,827
Astellas Pharma, Inc.	15,571	233,966
Bandai Namco Holdings, Inc.	1,375	64,558
Bridgestone Corp.	5,200	200,374
Canon, Inc.	7,868	228,448
Central Japan Railway Co.	1,067	248,020
Chiba Bank Ltd. (The)	4,628	25,167
Chugai Pharmaceutical Co. Ltd.	1,952	134,452
Coca-Cola Bottlers Japan Holdings, Inc.	2,300	58,504
Concordia Financial Group Ltd.	14,000	54,129
CyberAgent, Inc. (1)	1,000	40,920
Dai Nippon Printing Co. Ltd. (1)	2,529	60,577
Dai-ichi Life Holdings, Inc.	8,694	121,032
Daifuku Co. Ltd.	900	47,078
Daiichi Sankyo Co. Ltd.	4,913	226,871
Daikin Industries Ltd.	2,800	329,125
Daiwa House Industry Co. Ltd.	6,137	195,449
Daiwa Securities Group, Inc.	15,800	77,014
Denso Corp.	3,947	154,206
Disco Corp.	300	42,963
East Japan Railway Co.	2,326	224,612
Eisai Co. Ltd.	2,025	113,940
FamilyMart UNY Holdings Co. Ltd. (1)	2,552	65,053
FANUC Corp.	1,951	333,648
Fast Retailing Co. Ltd.	542	255,261
FUJIFILM Holdings Corp.	3,326	151,493
Fujitsu Ltd.	1,448	104,719

12 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hakuhodo DY Holdings, Inc.	1,300	20,933
Hamamatsu Photonics KK	1,021	39,608
Hankyu Hanshin Holdings, Inc.	1,600	60,060
Hikari Tsushin, Inc.	200	37,961
Hino Motors Ltd.	6,186	52,223
Hitachi Construction Machinery Co. Ltd. (1)	900	23,993
Hitachi High-Technologies Corp.	500	20,545
Hitachi Ltd.	9,849	320,000
Hoshizaki Corp.	652	40,474
HOYA Corp.	3,087	204,474
Hulic Co. Ltd.	6,000	58,955
Japan Airlines Co. Ltd.	1,589	55,996
Japan Exchange Group, Inc.	4,600	82,105
Japan Post Holdings Co. Ltd.	13,000	152,150
Kao Corp.	4,163	328,572
KDDI Corp.	13,018	280,372
Keio Corp.	823	53,237
Kikkoman Corp. (1)	1,909	93,868
Kintetsu Group Holdings Co. Ltd.	1,405	65,537
Kobayashi Pharmaceutical Co. Ltd.	600	50,765
Komatsu Ltd.	9,046	210,985
Kose Corp.	231	42,576
Kubota Corp.	10,594	153,987
Kyocera Corp.	2,613	153,861
Kyowa Hakko Kirin Co. Ltd.	1,606	35,048
Lawson, Inc.	473	26,240
LINE Corp. (1)(2)	500	17,607
LIXIL Group Corp.	2,300	30,741
M3, Inc.	4,100	69,002
Makita Corp.	2,292	80,105
Mazda Motor Corp. (1)	4,706	52,763
McDonald’s Holdings Company (Japan), Ltd.	700	32,384
MEIJI Holdings Co. Ltd.	1,771	143,967
MinebeaMitsumi, Inc.	4,200	63,397
MISUMI Group, Inc. (1)	3,100	77,398
Mitsubishi Chemical Holdings Corp.	11,460	80,938
Mitsubishi Electric Corp.	18,507	238,784
Mitsubishi Estate Co. Ltd.	12,008	217,884
Mitsubishi Gas Chemical Co., Inc. (1)	1,500	21,485
Mitsubishi Tanabe Pharma Corp.	1,577	21,123
Mitsubishi UFJ Financial Group, Inc.	93,557	462,713
Mitsui Chemicals, Inc.	1,700	41,174
Mitsui Fudosan Co. Ltd.	9,400	236,800
Mizuho Financial Group, Inc.	189,473	293,204
MS&AD Insurance Group Holdings, Inc.	3,600	109,687
Murata Manufacturing Co. Ltd.	5,274	263,937
NEC Corp.	1,930	65,413

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
NGK Insulators Ltd. (1)	2,100	30,594
Nidec Corp.	1,690	215,196
Nikon Corp. (1)	2,113	29,875
Nintendo Co. Ltd.	829	237,667
Nippon Express Co. Ltd.	594	33,119
Nippon Paint Holdings Co. Ltd.	2,309	91,146
Nippon Telegraph & Telephone Corp.	10,020	427,164
Nissan Motor Co. Ltd. (1)	19,185	157,550
Nisshin Seifun Group, Inc.	2,786	64,045
Nissin Foods Holdings Co. Ltd.	599	41,215
Nitori Holdings Co. Ltd.	568	73,440
Nitto Denko Corp.	1,659	87,445
Nomura Holdings, Inc.	28,500	102,989
Nomura Research Institute Ltd.	700	31,885
NSK Ltd.	3,712	34,901
NTT Data Corp.	4,235	46,821
NTT DoCoMo, Inc.	9,197	203,839
Obayashi Corp.	8,200	82,645
Obic Co. Ltd.	500	50,562
Odakyu Electric Railway Co. Ltd.	2,946	71,489
Oji Holdings Corp.	12,154	75,632
Omron Corp. (1)	1,982	93,117
Ono Pharmaceutical Co. Ltd.	3,622	71,174
Oracle Corp. Japan	326	21,923
Oriental Land Co. Ltd.	1,997	227,131
ORIX Corp.	10,167	146,075
Otsuka Corp.	688	25,740
Otsuka Holdings Co. Ltd.	3,520	138,593
Pan Pacific International Holdings Corp.	792	52,473
Pola Orbis Holdings, Inc.	700	22,390
Rakuten, Inc.	7,649	72,588
Recruit Holdings Co. Ltd.	10,679	306,172
Renesas Electronics Corp. (2)	4,100	19,053
Resona Holdings, Inc.	20,133	87,218
Ricoh Co. Ltd.	5,684	59,524
Rohm Co. Ltd.	876	54,886
Ryohin Keikaku Co. Ltd.	200	50,767
Santen Pharmaceutical Co. Ltd.	3,700	55,301
SBI Holdings, Inc. (1)	1,500	33,542
Seiko Epson Corp. (1)	1,559	23,915
Sekisui Chemical Co. Ltd.	4,072	65,615
Sekisui House Ltd.	5,470	90,646
Seven & I Holdings Co. Ltd.	8,901	335,836
Sharp Corp.	1,199	13,247
Shimadzu Corp.	2,026	58,804
Shimano, Inc.	672	109,413
Shimizu Corp.	6,600	57,481

14 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shin-Etsu Chemical Co. Ltd.	3,837	322,879
Shionogi & Co. Ltd.	2,354	146,140
Shiseido Co. Ltd.	3,241	234,664
Shizuoka Bank Ltd. (The)	3,469	26,427
Showa Denko KK	1,400	49,487
SMC Corp.	632	238,236
SoftBank Group Corp.	6,445	628,237
Sompo Holdings, Inc.	2,737	101,359
Sony Corp.	10,700	451,767
Sony Financial Holdings, Inc.	732	13,814
Stanley Electric Co. Ltd. (1)	1,000	26,948
Subaru Corp.	5,108	116,629
Sumco Corp.	2,400	26,847
Sumitomo Chemical Co. Ltd.	14,000	65,356
Sumitomo Dainippon Pharma Co. Ltd.	1,900	47,156
Sumitomo Electric Industries Ltd.	6,973	92,762
Sumitomo Mitsui Financial Group, Inc.	10,553	369,553
Sumitomo Mitsui Trust Holdings, Inc.	2,316	83,235
Sundrug Co. Ltd.	700	19,319
Suntory Beverage & Food Ltd.	1,800	84,657
Sysmex Corp.	1,526	92,440
T&D Holdings, Inc. (1)	4,719	49,695
Taisho Pharmaceutical Holdings Co. Ltd.	500	47,766
Taiyo Nippon Sanso Corp.	1,300	19,849
Takeda Pharmaceutical Co. Ltd.	12,652	518,128
TDK Corp.	914	71,936
Terumo Corp.	5,346	163,618
Tobu Railway Co. Ltd.	1,617	46,734
Toho Co. Ltd.	900	36,204
Tokio Marine Holdings, Inc.	6,400	310,059
Tokyo Century Corp.	300	13,075
Tokyo Electron Ltd.	1,236	179,292
Tokyu Corp.	4,732	82,721
Toray Industries, Inc.	13,150	83,915
TOTO Ltd.	964	40,989
Toyota Industries Corp.	1,375	69,092
Toyota Motor Corp.	15,700	924,899
Trend Micro, Inc.	993	48,429
Tsuruha Holdings, Inc.	300	24,433
Unicharm Corp.	3,402	112,784
USS Co. Ltd.	1,500	27,896
West Japan Railway Co.	1,210	91,168
Yahoo Japan Corp.	24,300	59,599
Yakult Honsha Co. Ltd.	2,186	153,268
Yamaha Corp.	1,344	67,299
Yamaha Motor Co. Ltd.	2,125	41,800

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Yamato Holdings Co. Ltd.	2,895	74,896
Yaskawa Electric Corp. (1)	3,200	101,035
ZOZO, Inc. (1)	1,100	20,796
		20,775,107

Luxembourg - 0.3%
Aroundtown SA	9,616	79,318
B&M European Value Retail SA	9,759	47,539
Eurofins Scientific SE (1)	104	43,083
Tenaris SA	10,699	150,717
		320,657

Netherlands - 3.3%
Aalberts Industries NV	842	29,147
Aegon NV	15,648	75,164
AerCap Holdings NV (2)	1,251	58,222
Akzo Nobel NV	2,834	251,754
ASML Holding NV	3,334	626,624
ASR Nederland NV	1,140	47,500
Core Laboratories NV	772	53,214
GrandVision NV (4)	755	16,357
ING Groep NV	39,039	473,047
Koninklijke Ahold Delhaize NV	14,061	374,357
Koninklijke DSM NV	1,996	217,733
Koninklijke KPN NV	28,167	89,412
Koninklijke Philips NV	9,615	392,845
Koninklijke Vopak NV	1,312	62,841
NN Group NV	3,222	134,056
NXP Semiconductors NV	3,130	276,661
QIAGEN NV (2)(3)	1,232	50,118
QIAGEN NV (2)(3)	1,292	52,445
Randstad NV (1)	1,473	71,924
STMicroelectronics NV (3)	3,067	45,491
STMicroelectronics NV (3)	3,487	51,725
Wolters Kluwer NV	2,572	175,228
		3,625,865

Norway - 0.7%
DNB ASA	8,475	156,108
Gjensidige Forsikring ASA (1)	2,612	45,149
Marine Harvest ASA	6,604	147,540
Norsk Hydro ASA	29,025	118,039
Orkla ASA	12,172	93,478
Schibsted ASA, Class A	1,510	59,353
Telenor ASA	6,066	121,465
Yara International ASA	1,880	77,033
		818,165

16 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Portugal - 0.2%
EDP - Energias de Portugal SA	36,048	141,827
Jeronimo Martins SGPS SA	4,741	70,003
		211,830

Singapore - 1.0%
CapitaLand Ltd.	33,341	89,959
City Developments Ltd.	7,330	49,056
DBS Group Holdings Ltd.	15,429	288,011
Oversea-Chinese Banking Corp. Ltd.	27,771	227,044
Singapore Airlines Ltd.	7,056	50,384
Singapore Telecommunications Ltd.	11,200	24,998
Singapore Telecommunications Ltd.	59,712	133,320
United Overseas Bank Ltd.	11,459	213,795
		1,076,567

South Korea - 3.4%
Amorepacific Corp.	279	46,437
AMOREPACIFIC Group	191	11,737
Celltrion Healthcare Co. Ltd. (2)	345	20,343
Coway Co. Ltd.	669	55,720
Hana Financial Group, Inc.	2,333	74,908
Hyundai Engineering & Construction Co. Ltd.	616	29,037
Hyundai Mobis Co. Ltd.	582	107,026
Hyundai Motor Co.	1,394	146,979
Industrial Bank of Korea	1,915	23,711
Kakao Corp.	553	50,527
KB Financial Group, Inc.	2,983	110,378
Kia Motors Corp.	2,042	63,639
KT Corp.	614	14,818
LG Chem Ltd.	514	166,027
LG Corp.	840	57,380
LG Display Co. Ltd. (2)	1,298	22,367
LG Electronics, Inc.	942	62,461
LG Household & Health Care Ltd.	84	104,970
NAVER Corp.	1,096	119,949
NCSoft Corp.	122	53,337
Netmarble Corp. (4)	429	47,306
Samsung Biologics Co. Ltd. (2)(4)	153	43,187
Samsung C&T Corp.	623	58,827
Samsung Electro-Mechanics Co. Ltd.	504	46,617
Samsung Electronics Co. Ltd.	35,065	1,383,066
Samsung Fire & Marine Insurance Co. Ltd.	208	55,185
Samsung Life Insurance Co. Ltd.	461	34,168
Samsung SDI Co. Ltd.	391	74,097
Samsung SDS Co. Ltd.	211	43,779
Shinhan Financial Group Co. Ltd.	3,763	139,728

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
SK Hynix, Inc.	4,522	296,491
SK Telecom Co. Ltd.	409	90,581
Woori Financial Group, Inc.	4,854	58,799
		3,713,582

Spain - 2.9%
Aena SME SA (4)	612	110,277
Amadeus IT Group SA, Class A	3,146	252,148
Banco Bilbao Vizcaya Argentaria SA	55,692	318,215
Banco de Sabadell SA	37,068	36,946
Banco Santander SA	125,595	583,204
Bankia SA (1)	7,310	18,953
Bankinter SA	4,041	30,799
CaixaBank SA	31,659	99,003
Cellnex Telecom SA (1)(4)	1,731	50,818
EDP Renovaveis SA	1,719	16,424
Enagas SA	4,586	133,510
Grifols SA	4,285	120,152
Iberdrola SA	62,591	549,534
Industria de Diseno Textil SA	10,130	297,837
International Consolidated Airlines Group SA (3)	16,783	111,674
International Consolidated Airlines Group SA (3)	4,502	29,991
Mapfre SA	10,241	28,229
Red Electrica Corp. SA	3,987	84,990
Siemens Gamesa Renewable Energy SA (1)(2)	1,605	25,583
Telefonica SA	33,491	280,550
		3,178,837

Sweden - 2.5%
Alfa Laval AB	2,637	60,601
Assa Abloy AB, Class B	9,137	197,198
Atlas Copco AB, Class A	9,099	244,772
Boliden AB	5,568	158,683
Electrolux AB, Series B	1,455	37,468
Epiroc AB, Class A (2)	11,333	114,459
Essity AB, Class B	5,308	153,180
Hennes & Mauritz AB, Class B (1)	7,258	121,087
Hexagon AB, Class B	2,814	147,067
Husqvarna AB, Class B	5,652	46,225
ICA Gruppen AB	1,096	44,002
Industrivarden AB, Class A	1,174	25,241
Industrivarden AB, Class C	845	17,720
Investment AB Latour, Class B (1)	1,139	15,253
Kinnevik AB, Class B	1,797	46,607
Nibe Industrier AB, Class B	3,273	41,954
Sandvik AB	9,910	161,177
Securitas AB, Class B	2,970	48,043

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Skandinaviska Enskilda Banken AB, Class A	11,331	98,160
Skanska AB, Class B	2,918	53,069
SKF AB, Class B (1)	3,203	53,289
Svenska Cellulosa AB SCA, Class B	5,908	51,298
Svenska Handelsbanken AB, Class A	11,368	120,023
Swedbank AB, Class A	6,999	98,916
Swedish Orphan Biovitrum AB (2)	1,815	42,599
Tele2 AB, Class B (1)	3,802	50,731
Telefonaktiebolaget LM Ericsson, Class B	22,705	209,156
Trelleborg AB, Class B	2,151	33,346
Volvo AB, Class B (1)	17,976	278,918
		2,770,242

Switzerland - 8.9%
ABB Ltd.	16,023	301,143
Adecco Group AG	1,056	56,395
Baloise Holding AG	278	45,947
Banque Cantonale Vaudoise	25	20,044
Barry Callebaut AG	26	46,996
Chocoladefabriken Lindt & Sprungli AG PC	16	108,790
Chubb Ltd.	3,172	444,334
Cie Financiere Richemont SA	4,085	298,014
Clariant AG	1,321	27,805
Coca-Cola HBC AG	2,100	71,608
Dufry AG	238	25,025
Ferguson plc	3,027	192,793
Flughafen Zuerich AG	283	51,648
Garmin Ltd.	917	79,183
Geberit AG	241	98,567
Georg Fischer AG	43	39,204
Givaudan SA	77	197,084
Helvetia Holding AG	68	41,537
Julius Baer Group Ltd.	1,370	55,419
Kuehne & Nagel International AG	485	66,545
Logitech International SA	1,335	52,428
Lonza Group AG	605	187,826
Nestle SA	21,297	2,030,678
Novartis AG	16,974	1,631,531
OC Oerlikon Corp. AG	1,450	18,572
Partners Group Holding AG	126	91,660
Roche Holding AG	5,439	1,498,743
Schindler Holding AG PC	327	67,851
SGS SA	29	72,230
Sika AG	1,331	186,143
Sonova Holding AG	317	62,820
Straumann Holding AG	75	61,312
Swatch Group AG (The), Bearer Shares	274	78,474

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Swiss Life Holding AG	226	99,576
Swiss Prime Site AG	609	53,380
Swiss Re AG	2,020	197,445
Swisscom AG (1)	195	95,408
TE Connectivity Ltd.	2,631	212,453
Temenos AG	450	66,391
UBS Group AG	26,582	322,534
Vifor Pharma AG	304	41,141
Zurich Insurance Group AG	1,003	332,030
		9,728,707

Taiwan - 2.7%
ASE Technology Holding Co. Ltd.	16,904	37,081
Asustek Computer, Inc.	5,769	41,804
Catcher Technology Co. Ltd.	10,000	77,252
Cathay Financial Holding Co. Ltd.	64,952	94,877
China Steel Corp.	274,000	225,055
Chunghwa Telecom Co. Ltd.	39,055	138,878
Delta Electronics, Inc.	12,319	63,650
E.Sun Financial Holding Co. Ltd.	81,518	62,906
Far EasTone Telecommunications Co. Ltd.	14,073	33,948
First Financial Holding Co. Ltd.	74,470	51,003
Fubon Financial Holding Co. Ltd.	53,000	79,229
GlobalWafers Co. Ltd.	2,000	19,758
Hua Nan Financial Holdings Co. Ltd.	93,229	58,718
MediaTek, Inc.	13,883	127,645
Mega Financial Holding Co. Ltd.	101,668	92,621
Nanya Technology Corp.	13,000	25,999
President Chain Store Corp.	4,828	47,594
Quanta Computer, Inc.	19,398	36,434
Taiwan Cooperative Financial Holding Co. Ltd.	67,403	42,679
Taiwan Mobile Co. Ltd.	19,748	71,447
Taiwan Semiconductor Manufacturing Co. Ltd.	168,240	1,347,444
Uni-President Enterprises Corp.	68,000	165,239
United Microelectronics Corp.	77,518	29,357
Yageo Corp.	2,198	23,160
		2,993,778

United Kingdom - 13.8%
3i Group plc	11,408	146,289
Admiral Group plc	2,709	76,627
Aon plc	2,440	416,508
Ashtead Group plc	7,017	169,633
ASOS plc (1)(2)	808	33,741
AstraZeneca plc	9,600	766,285
Atlassian Corp. plc, Class A (2)	1,185	133,182
Aviva plc	45,225	243,194

20 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Barratt Developments plc	17,099	133,566
Bellway plc	1,671	66,292
Berkeley Group Holdings plc	1,724	82,881
BT Group plc	96,853	281,389
Bunzl plc	4,548	150,112
Burberry Group plc	4,694	119,634
Coca-Cola European Partners plc (2)	4,155	214,980
Compass Group plc	18,205	428,334
ConvaTec Group plc (4)	15,993	29,510
Croda International plc	1,667	109,518
Direct Line Insurance Group plc	16,814	77,348
DS Smith plc	18,143	79,480
easyJet plc	4,021	58,580
GlaxoSmithKline plc	40,061	832,299
Halma plc	5,490	119,693
Hargreaves Lansdown plc	3,526	85,660
Hiscox Ltd.	2,737	55,624
Informa plc	14,114	136,864
InterContinental Hotels Group plc	2,112	127,105
Intertek Group plc	2,276	144,183
Investec plc	8,846	50,976
ITV plc	55,265	91,571
J Sainsbury plc	32,987	101,226
Janus Henderson Group plc (1)	2,081	51,983
John Wood Group plc	11,418	75,473
Johnson Matthey plc	2,844	116,630
Just Eat plc (2)	7,637	74,731
Kingfisher plc	28,284	86,739
Legal & General Group plc	71,496	256,572
Liberty Global plc, Class A (2)	9,090	226,523
Linde plc	4,667	821,065
Lloyds Banking Group plc	640,126	518,615
London Stock Exchange Group plc	3,598	222,558
Marks & Spencer Group plc	21,672	78,654
Mediclinic International plc	4,256	16,913
Melrose Industries plc	57,239	136,718
Merlin Entertainments plc (4)	8,155	36,506
Micro Focus International plc	5,341	138,863
Mondi plc	4,770	105,623
National Grid plc	35,306	391,908
Next plc	1,611	117,065
NMC Health plc	1,559	46,469
Ocado Group plc (2)	10,077	179,919
Pearson plc	10,952	119,483
Persimmon plc	4,758	134,583
Prudential plc	23,918	479,447
Quilter plc (4)	17,197	32,871

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
RELX plc	20,236	433,036
Renishaw plc	391	18,900
Rentokil Initial plc	23,984	110,477
Rightmove plc	7,916	52,636
Royal Mail plc	16,124	50,102
RSA Insurance Group plc	11,327	74,958
Sage Group plc (The)	13,677	125,006
Schroders plc	1,831	64,474
Smiths Group plc	5,905	110,499
Spirax-Sarco Engineering plc	1,274	119,397
SSE plc	17,202	266,146
St James’s Place plc	5,784	77,512
Standard Chartered plc	30,181	232,645
Standard Life Aberdeen plc	29,521	101,464
STERIS plc (2)	1,136	145,442
Subsea 7 SA	5,133	63,580
Taylor Wimpey plc	47,242	108,052
TechnipFMC plc	9,577	225,251
Tesco plc	118,593	358,921
Unilever plc	20,291	1,168,002
United Utilities Group plc	9,963	105,814
Vodafone Group plc	241,478	440,033
Weir Group plc (The)	4,302	87,438
Whitbread plc	2,327	153,992
WM Morrison Supermarkets plc	45,071	133,706
WPP plc	14,125	149,217
		15,004,895

United States - 0.2%
Flex Ltd. (2)	6,331	63,310
Sensata Technologies Holding plc (2)	2,635	118,628
		181,938

Total Common Stocks (Cost $106,111,609)		107,848,284

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	1,402,856	1,402,856

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,402,856)		1,402,856

TOTAL INVESTMENTS (Cost $107,514,465) - 100.3%		109,251,140
Other assets and liabilities, net - (0.3%)		(314,234)
NET ASSETS - 100.0%		108,936,906

22 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $3,025,757.
(2) Non-income producing security.
(3) Securities are traded on separate exchanges for the same entity.
(4) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,055,530, which represents 1.0% of the net assets of the Fund as of March 31, 2019.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

At March 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	23.4%
Industrials	14.2%
Health Care	11.3%
Consumer Discretionary	10.7%
Information Technology	10.5%
Consumer Staples	9.8%
Communication Services	7.2%
Materials	6.1%
Real Estate	2.9%
Utilities	2.8%
Energy	1.1%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $107,514,465) - including $3,025,757 of securities on loan	$109,251,140
Cash	328,163
Cash denominated in foreign currency, at value (cost $234,043)	232,922
Receivable for investments sold	52,175
Receivable for capital shares sold	364,790
Dividends receivable	417,381
Securities lending income receivable	1,678
Receivable from affiliate	52,184
Tax reclaims receivable	96,348
Directors’ deferred compensation plan	47,012
Other assets	3,009
Total assets	110,846,802

LIABILITIES
Payable for investments purchased	307,749
Payable for capital shares redeemed	55,126
Deposits for securities loaned	1,402,856
Payable to affiliates:
Investment advisory fee	10,836
Administrative fee	10,836
Distribution and service fees	5,773
Sub-transfer agency fee	2,167
Directors’ deferred compensation plan	47,012
Accrued expenses	67,541
Total liabilities	1,909,896
NET ASSETS	$108,936,906

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$110,854,525
Accumulated loss	(1,917,619)
Total	$108,936,906

NET ASSET VALUE PER SHARE
Class A (based on net assets of $27,632,519 and 1,260,664 shares outstanding)	$21.92
Class I (based on net assets of $81,294,068 and 3,663,964 shares outstanding)	$22.19
Class R6 (based on net assets of $10,319 and 465 shares outstanding)	$22.19

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$23.01
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

24 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $117,036)	$1,163,038
Interest income	2,502
Securities lending income, net	7,953
Total investment income	1,173,493

EXPENSES
Investment advisory fee	71,363
Administrative fee	61,110
Distribution and service fees:
Class A	31,214
Directors’ fees and expenses	3,128
Custodian fees	105,176
Transfer agency fees and expenses	41,220
Accounting fees	22,822
Professional fees	22,658
Registration fees	30,044
Reports to shareholders	3,892
Miscellaneous	13,586
Total expenses	406,213
Waiver and/or reimbursement of expenses by affiliate	(221,925)
Reimbursement of expenses-other	(1,402)
Net expenses	182,886
Net investment income	990,607

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(3,356,149)
Foreign currency transactions	(20,712)
(3,376,861)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(2,088,711)
Foreign currency	(3,870)
(2,092,581)

Net realized and unrealized loss	(5,469,442)

Net decrease in net assets resulting from operations	($4,478,835)
See notes to financial statements.

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CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$990,607	$2,127,188
Net realized loss	(3,376,861)	(534,756)
Net change in unrealized appreciation (depreciation)	(2,092,581)	(851,144)
Net increase (decrease) in net assets resulting from operations	(4,478,835)	741,288

Distributions to shareholders:
Class A shares	(485,837)	(109,069)
Class I shares	(1,756,165)	(789,465)
Total distributions to shareholders	(2,242,002)	(898,534)

Capital share transactions:
Class A shares	4,446,864	18,640,233
Class C shares (1)	—	(437,424)
Class I shares	(1,467,234)	57,589,636
Class R6 shares (2)	10,000	—
Class Y shares (1)	—	(9,188,848)
Net increase in net assets from capital share transactions	2,989,630	66,603,597

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,731,207)	66,446,351

NET ASSETS
Beginning of period	112,668,113	46,221,762
End of period	$108,936,906	$112,668,113

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

(2) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
See notes to financial statements.

26 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS A SHARES			2018	2017	2016 (1)
Net asset value, beginning	$23.18		$23.11	$20.03	$20.00
Income from investment operations:
Net investment income (2)	0.18		0.62	0.41	0.43
Net realized and unrealized gain (loss)	(1.02)		(0.23)	3.10	(0.38)
Total from investment operations	(0.84)		0.39	3.51	0.05
Distributions from:
Net investment income	(0.42)		(0.32)	(0.43)	(0.02)
Total distributions	(0.42)		(0.32)	(0.43)	(0.02)
Total increase (decrease) in net asset value	(1.26)		0.07	3.08	0.03
Net asset value, ending	$21.92		$23.18	$23.11	$20.03
Total return (3)	(3.58%)	(4)	1.67%	17.98%	0.25%	(4)
Ratios to average net assets: (5)
Total expenses	0.99%	(6)	1.03%	3.00%	5.53%	(6)
Net expenses	0.60%	(6)	0.62%	0.62%	0.62%	(6)
Net investment income	1.74%	(6)	2.66%	1.96%	2.47%	(6)
Portfolio turnover	26%	(4)	24%	26%	35%	(4)
Net assets, ending (in thousands)	$27,633		$24,415	$5,968	$3,714

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS I SHARES			2018	2017	2016 (1)
Net asset value, beginning	$23.47		$23.32	$20.08	$20.00
Income from investment operations:
Net investment income (2)	0.22		0.64	0.63	0.51
Net realized and unrealized gain (loss)	(1.05)		(0.17)	3.00	(0.40)
Total from investment operations	(0.83)		0.47	3.63	0.11
Distributions from:
Net investment income	(0.45)		(0.32)	(0.39)	(0.03)
Total distributions	(0.45)		(0.32)	(0.39)	(0.03)
Total increase (decrease) in net asset value	(1.28)		0.15	3.24	0.08
Net asset value, ending	$22.19		$23.47	$23.32	$20.08
Total return (3)	(3.45%)	(4)	2.04%	18.42%	0.56%	(4)
Ratios to average net assets: (5)
Total expenses	0.73%	(6)	0.79%	1.43%	4.81%	(6)
Net expenses	0.28%	(6)	0.27%	0.27%	0.27%	(6)
Net investment income	2.01%	(6)	2.71%	2.85%	2.90%	(6)
Portfolio turnover	26%	(4)	24%	26%	35%	(4)
Net assets, ending (in thousands)	$81,294		$88,253	$30,815	$2,571

(1) From October 30, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2019 (1) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$21.50
Income from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain	0.57
Total from investment operations	0.69
Total increase in net asset value	0.69
Net asset value, ending	$22.19
Total return (3)	3.21%	(4)
Ratios to average net assets: (5)
Total expenses	0.77%	(6)
Net expenses	0.26%	(6)
Net investment income	3.45%	(6)
Portfolio turnover	26%	(4)(7)
Net assets, ending (in thousands)	$10

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent

30 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$8,303,615	$—		$—	$8,303,615
Israel	227,288	228,560		—	455,848
Netherlands	438,215	3,187,650		—	3,625,865
South Korea	58,799	3,654,783		—	3,713,582
Switzerland	735,970	8,992,737		—	9,728,707
United Kingdom	2,234,934	12,769,961		—	15,004,895
United States	181,938	—		—	181,938
Other Countries(1)	—	66,833,834		—	66,833,834
Total Common Stocks	$12,180,759	$95,667,525	(2)	$—	$107,848,284
Short Term Investment of Cash Collateral for Securities Loaned	1,402,856	—		—	1,402,856
Total Investments	$13,583,615	$95,667,525		$—	$109,251,140

(1) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(2) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 31

F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% (0.15% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $71,363.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.54% and 0.29% (0.62% and 0.27% prior to February 1, 2019) of the Fund’s average daily net assets for Class A and Class I, respectively, and 0.26% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $221,925.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $61,110.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $31,214 for Class A shares.
The Fund was informed that EVD received $2,119 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $4,349 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of

32 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31 2019, the Fund’s allocated portion of such expense and reimbursement was $1,402, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $28,700,386 and $27,316,178, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $64,899 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $15,693 are short-term and $49,206 are long term.
Additionally, at September 30, 2018, the Fund had a capital loss of $191,370 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2019.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,150,452
Gross unrealized appreciation	$7,468,063
Gross unrealized depreciation	(6,367,375)
Net unrealized appreciation (depreciation)	$1,100,688
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $3,025,757 and the total value of collateral received was $3,186,039, comprised of cash of $1,402,856 and U.S. Government and/or agencies securities of $1,783,183.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,186,039	$—	$—	$—	$3,186,039
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

34 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	350,565	$7,431,504	895,591	$20,996,189
Reinvestment of distributions	10,990	232,322	4,353	102,689
Shares redeemed	(153,928)	(3,216,962)	(125,555)	(2,940,089)
Converted from Class C	—	—	20,436	481,444
Net increase	207,627	$4,446,864	794,825	$18,640,233

Class C (1)
Shares sold	—	$—	2,525	$58,247
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(614)	(14,227)
Converted to Class A	—	—	(20,667)	(481,444)
Net decrease	—	$—	(18,756)	($437,424)

Class I
Shares sold	1,237,096	$26,432,677	2,323,891	$54,818,645
Reinvestment of distributions	82,038	1,753,971	33,082	788,017
Shares redeemed	(1,415,524)	(29,653,882)	(331,397)	(7,841,439)
Converted from Class Y	—	—	413,119	9,824,413
Net increase (decrease)	(96,390)	($1,467,234)	2,438,695	$57,589,636

Class R6 (2)
Shares sold	465	$10,000	—	$—
Net increase	465	$10,000	—	$—

Class Y (1)
Shares sold	—	$—	32,376	$760,383
Shares redeemed	—	—	(5,322)	(124,818)
Converted to Class I	—	—	(417,047)	(9,824,413)
Net decrease	—	$—	(389,993)	($9,188,848)

(1) Effective December 8, 2017, Class C shares of the Fund converted to Class A shares and Class Y shares converted to Class I shares at net asset value. Thereafter, Class C shares and Class Y shares were terminated.

(2) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
At March 31, 2019, Calvert Moderate Allocation Fund owned 14.1% of the value of the outstanding shares of the Fund.
NOTE 8 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one-year period ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-year period ended September 30, 2018 and underperformed the index it is designed to track for the one-year period ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

38 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert International Responsible Index Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert International Responsible Index Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

40 www.calvert.com CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24196 3.31.19

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 28, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 28, 2019